                                                       Registration No. 33-58131
                                                                       811-07259


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 6

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 6

                 THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                           (Exact Name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111

                                ERNEST J. WRIGHT
                                    Secretary
                     The Travelers Life and Annuity Company
                                One Tower Square
                           Hartford, Connecticut 06183
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:  _____________________


It is proposed that this filing will become effective (check appropriate box):

____       immediately upon filing pursuant to paragraph (b) of Rule 485.

 X         on May 1, 2001 pursuant to paragraph (b) of Rule 485.

____       60 days after filing pursuant to paragraph (a)(1) of Rule 485.

____       on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      Information Required in a Prospectus

                     TRAVELERS VINTAGE ANNUITY PROSPECTUS:
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                   THE TRAVELERS BD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS VINTAGE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Value Fund
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
  Premier Growth Portfolio -- Class B
AMERICAN VARIABLE INSURANCE SERIES
  Global Growth Fund -- Class 2
  Growth Fund -- Class 2
  Growth-Income Fund -- Class 2
DREYFUS VARIABLE INVESTMENT FUND
  Small Cap Portfolio -- Initial Shares
GREENWICH STREET SERIES FUND
  Equity Index Portfolio -- Class II Shares
  Fundamental Value Portfolio(1)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Investors Fund
  Total Return Fund
SMITH BARNEY ALLOCATION SERIES INC.
  Select Balanced Portfolio
  Select Growth Portfolio
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio
  Smith Barney Premier Selection All Cap Growth Portfolio
TRAVELERS SERIES FUND, INC.
  AIM Capital Appreciation Portfolio
  Alliance Growth Portfolio
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
  Salomon Brothers Global High Yield Portfolio(2)
  Smith Barney High Income Portfolio
  Smith Barney International All Cap Growth Portfolio(3)
  Smith Barney Large Cap Value Portfolio
  Smith Barney Large Capitalization Growth Portfolio
  Smith Barney Money Market Portfolio
  Travelers Managed Income Portfolio
  Van Kampen Enterprise Portfolio
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Research Portfolio
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth Opportunities Portfolio

---------------

(1)formerly Total Return Portfolio

(2)formerly INVESCO Strategic Income Portfolio

(3)formerly Smith Barney International Equity Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS THAT SUPPORT THE VARIABLE FUNDING OPTIONS MUST ACCOMPANY THIS PROSPECTUS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 1, 2001

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......     10
The Annuity Contract..................     10
     Contract Owner Inquiries.........     10
     Purchase Payments................     10
     Accumulation Units...............     10
     The Variable Funding Options.....     11
Fixed Account.........................     14
Charges and Deductions................     14
     General..........................     14
     Withdrawal Charge................     15
     Free Withdrawal Allowance........     15
     Administrative Charges...........     15
     Mortality and Expense Risk
       Charge.........................     16
     Variable Funding Option
       Expenses.......................     16
     Premium Tax......................     16
     Changes in Taxes Based Upon
       Premium or Value...............     16
Transfers.............................     17
     Dollar Cost Averaging............     17
Access to Your Money..................     18
     Systematic Withdrawals...........     18
     Loans............................     18
Ownership Provisions..................     19
     Types of Ownership...............     19
     Contract Owner...................     19
     Beneficiary......................     19
     Annuitant........................     19
Death Benefit.........................     19
     Death Proceeds Before the
       Maturity Date..................     20
     Payment of Proceeds..............     21
     Death Proceeds After the Maturity
       Date...........................     23
The Annuity Period....................     23
     Maturity Date....................     23
     Allocation of Annuity............     24
     Variable Annuity.................     24
     Fixed Annuity....................     24
Payment Options.......................     25
     Election of Options..............     25
     Annuity Options..................     25
     Income Options...................     26
Miscellaneous Contract Provisions.....     26
     Right to Return..................     26
     Termination......................     26
     Required Reports.................     26
     Suspension of Payments...........     27
The Separate Accounts.................     27
     Performance Information..........     27
Federal Tax Considerations............     28
     General Taxation of Annuities....     28
     Types of Contracts: Qualified or
       Nonqualified...................     29
     Nonqualified Annuity Contracts...     29
     Qualified Annuity Contracts......     29
     Penalty Tax for Premature
       Distributions..................     30
     Diversification Requirements for
       Variable Annuities.............     30
     Ownership of the Investments.....     30
     Mandatory Distributions for
       Qualified Plans................     31
     Taxation of Death Benefit
       Proceeds.......................     31
Other Information.....................     31
     The Insurance Companies..........     31
     Financial Statements.............     31
     Distribution of Variable Annuity
       Contracts......................     31
     Conformity with State and Federal
       Laws...........................     32
     Voting Rights....................     32
     Legal Proceedings and Opinions...     32
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company: Fund BD..........    A-1
Appendix B: Condensed Financial
  Information for The Travelers Life
  and Annuity Company: Fund BD II.....    B-1
Appendix C: The Fixed Account.........    C-1
Appendix D: Contents of the Statement
  of Additional Information...........    D-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................     10
Accumulation Period...................     10
Annuitant.............................     19
Annuity Payments......................     23
Annuity Unit..........................     11
Cash Surrender Value..................     18
Contingent Annuitant..................     19
Contract Date.........................     10
Contract Owner (You,).................     19
Contract Value........................     10
Contract Year.........................     10
Death Report Date.....................     19
Fixed Account.........................    C-1
Funding Option(s).....................     11
Joint Owner...........................     19
Maturity Date.........................     23
Purchase Payment......................     10
Succeeding Owner......................     19
Underlying Fund.......................     11
Written Request.......................     10

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

                                    SUMMARY:
                       TRAVELERS VINTAGE VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you reside. Each company sponsors its own segregated asset account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund BD for Variable Annuities ("Fund BD"); The Travelers Life and Annuity Company sponsors the Travelers BD II for Variable Annuities ("BD II"). When we refer to the Separate Account, we are referring to either Fund BD or BD II, depending upon your issuing Company.

Your issuing Company is The Travelers Life and Annuity Company unless you reside in one of the following locations. The Travelers Insurance Company issues Contracts in the locations listed below:

Bahamas                 North Carolina  Oregon(1)            Washington(1)
British Virgin Islands  New Hampshire   Puerto Rico          Wyoming
Guam                    New Jersey      Tennessee
Maine                   New York        U.S. Virgin Islands

---------------

(1) The Travelers Insurance Company issues only single premium contracts with variable and fixed accounts for these states. The Travelers Life and Annuity Company issues only flexible premium contracts with only variable accounts in these states. Please refer to your Contract or ask your agent for more information.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount or your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) Individual Retirement Annuities (IRAs); and (3) other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.02% for the Standard Death Benefit, and 1.30% for the Enhanced Death Benefit. For contracts with a value of less than $40,000 we also deduct an annual contract administrative charge of $30. Each underlying fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the purchase payments. The maximum percentage is 6%, decreasing to 0% in years seven and later.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. The Enhanced Death Benefit may not be available in all states. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      -- DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      -- SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

      -- AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

                                   FEE TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to assist Contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of each underlying fund. Each fund reflects these expenses in its net asset value; the expenses are not deducted from your contract value.

TRANSACTION EXPENSES

     WITHDRAWAL CHARGE (as a percentage of the purchase payments withdrawn):

            YEARS SINCE PURCHASE                   WITHDRAWAL
                PAYMENT MADE                         CHARGE
                    0-1                                6%
                      2                                6%
                      3                                6%
                      4                                3%
                      5                                2%
                      6                                1%
                      7+                               0%

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

                                                                 STANDARD         ENHANCED
                                                               DEATH BENEFIT    DEATH BENEFIT
---------------------------------------------------------------------------------------------
      Mortality & Expense Risk Charge......................        1.02%            1.30%
      Administrative Expense Charge........................        0.15%            0.15%
                                                                   -----            -----
        Total Separate Account Charges.....................        1.17%            1.45%
OTHER ANNUAL CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                    $30
          (Waived if contract value is $40,000 or more)

VARIABLE FUNDING OPTION EXPENSES:

      (as a percentage of average daily net assets of the funding option as of December 31, 2000, unless otherwise noted)

                                                                                               TOTAL ANNUAL
                                                                                                OPERATING
                                               MANAGEMENT FEE                OTHER EXPENSES      EXPENSES
                                               (AFTER EXPENSE     12b-1      (AFTER EXPENSE   (AFTER EXPENSE
              FUNDING OPTIONS:                 REIMBURSEMENT)      FEES      REIMBURSEMENT)   REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund......................    0.61%                            0.23%            0.84%
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B*.....    1.00%             0.25%          0.05%            1.30%
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2*...........    0.66%             0.25%          0.04%            0.95%
    Growth Fund -- Class 2*..................    0.36%             0.25%          0.02%            0.63%
    Growth-Income Fund -- Class 2*...........    0.34%             0.25%          0.01%            0.60%
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio -- Initial Shares....    0.75%                            0.03%            0.78%(1)
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class II
      Shares*................................    0.21%             0.25%          0.04%            0.50%(2)
    Fundamental Value Portfolio..............    0.75%                            0.04%            0.79%(3)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Investors Fund...........................    0.70%                            0.21%            0.91% -
    Total Return Fund........................    0.46%                            0.54%            1.00%(4)
SMITH BARNEY ALLOCATION SERIES INC.
    Select Balanced Portfolio................    0.35%                            0.71%            1.06%(5)
    Select Growth Portfolio..................    0.35%                            0.77%            1.12%(5)
    Select High Growth Portfolio+............    0.35%                            0.79%            1.14%(5)

                                                                                               TOTAL ANNUAL
                                                                                                OPERATING
                                               MANAGEMENT FEE                OTHER EXPENSES      EXPENSES
                                               (AFTER EXPENSE     12b-1      (AFTER EXPENSE   (AFTER EXPENSE
              FUNDING OPTIONS:                 REIMBURSEMENT)      FEES      REIMBURSEMENT)   REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core Portfolio....    0.75%                            0.20%            0.95%(6)
    Smith Barney Premier Selection All Cap
      Growth Portfolio.......................    0.75%                            0.20%            0.95%(6)
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio...............    0.66%                            0.14%            0.80%(7)
    Disciplined Mid Cap Stock Portfolio......    0.76%                            0.12%            0.88%
    Disciplined Small Cap Stock Portfolio+...    0.86%                            0.14%            1.00%(7)
    MFS Emerging Growth Portfolio............    0.81%                            0.05%            0.86%
    MFS Research Portfolio...................    0.86%                            0.06%            0.92%
    Strategic Stock Portfolio+...............    0.66%                            0.24%            0.90%(7)
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.......    0.80%                            0.03%            0.83%(8)
    Alliance Growth Portfolio................    0.80%                            0.01%            0.81%(8)
    MFS Total Return Portfolio...............    0.80%                            0.04%            0.84%(8)
    Putnam Diversified Income Portfolio......    0.75%                            0.12%            0.87%(8)
    Salomon Brothers Global High Yield
      Portfolio..............................    0.80%                            0.18%            0.98%(8)
    Smith Barney High Income Portfolio.......    0.60%                            0.06%            0.66%(8)
    Smith Barney International All Cap Growth
      Portfolio..............................    0.90%                            0.08%            0.98%(8)
    Smith Barney Large Cap Value Portfolio...    0.65%                            0.01%            0.66%(8)
    Smith Barney Large Capitalization Growth
      Portfolio..............................    0.75%                            0.02%            0.77%(8)
    Smith Barney Money Market Portfolio......    0.50%                            0.03%            0.53%(8)
    Travelers Managed Income Portfolio.......    0.65%                            0.04%            0.69%(8)
    Van Kampen Enterprise Portfolio..........    0.70%                            0.03%            0.73%(8)
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio................    0.75%                            0.15%            0.90%(9)

---------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 + No longer available to new Contract Owners.

(1) Total Annual Operating Expenses for the SMALL CAP PORTFOLIO -- INITIAL SHARES do not include interest expense, loan commitment fees, and dividends on securities sold short. These figures are for the year ended December 31, 2000. Actual expenses in future years may be higher or lower that the fees given.

(2) The Management Fee includes 0.06% for fund administration.

(3) The Management Fee includes 0.20% for fund administration.

(4) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 2000. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been 0.80%, 0.54%, and 1.34%, respectively for the TOTAL RETURN FUND.

(5) Each Portfolio of the SMITH BARNEY CONCERT ALLOCATION SERIES INC. (a "fund of funds") invests in the shares of other mutual funds ("underlying funds"). The Management Fee for each Portfolio is 0.35%. While the Portfolios have no direct expenses, the "Other Expenses" figure represents a weighted average of the total expense ratios of the underlying funds as of 1/31/00 (the fiscal year end of the Portfolios).

(6) The Adviser has agreed to waive all or a portion of its fees and reimburse certain expenses for the year ended October 31, 2000 (the Fund's fiscal year end). If such fees were not waived and expenses not reimbursed, Total Annual Operating Expenses for the SMITH BARNEY PREMIER SELECTION ALL CAP GROWTH PORTFOLIO and the SMITH BARNEY LARGE CAP CORE PORTFOLIO would have been 2.14% and 1.55%, respectively. As a result of a voluntary expense limitation, the expense ratios of these funds will not exceed 0.95%.

(7) Travelers Insurance Company has agreed to reimburse the CONVERTIBLE BOND PORTFOLIO, the STRATEGIC STOCK PORTFOLIO, and the DISCIPLINED SMALL CAP STOCK PORTFOLIO for expenses for the period ended December 31, 2000 which exceeded 0.80%, 0.90%, and 1.00%, respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 0.90%, 0.97%, and 1.14%, respectively.

(8) Expenses are as of October 31, 2000 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2000.

(9) The Adviser has agreed to reimburse SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO for the period ended December 31, 2000. If such expenses were not voluntarily reimbursed, the actual annualized Total Annual Operating Expenses would have been 4.45%.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $30 annual administrative charge is equivalent to 0.012% of the Separate Account contract value.

EXAMPLE: STANDARD DEATH BENEFIT

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above for the Standard Death Benefit:

-------------------------------------------------------------------------------------------------------------------------
                                              IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                    END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                            -------------------------------------   -------------------------------------
FUNDING OPTION                              1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund..................     81       123       129        235       21        63       109        235
ALLIANCE VARIABLE PRODUCT SERIES FUND,
  INC.
    Premier Growth Portfolio -- Class
      B..................................     85       137       152        282       25        77       132        282
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2........     82       127       135        246       22        67       115        246
    Growth Fund -- Class 2...............     78       117       118        213       18        57        98        213
    Growth-Income Fund -- Class 2........     78       116       117        210       18        56        97        210
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio -- Initial
      Shares.............................     80       122       126        229       20        62       106        229
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class II
      Shares.............................     77       113       111        199       17        53        91        199
    Fundamental Value Portfolio..........     80       122       126        230       20        62       106        230
SALOMON BROTHERS VARIABLE SERIES FUND
  INC.
    Investors Fund.......................     81       126       132        242       21        66       112        242
    Total Return Fund....................     82       128       137        252       22        68       117        252
SMITH BARNEY ALLOCATION SERIES INC.
    Select Balanced Portfolio............     83       130       140        258       23        70       120        258
    Select Growth Portfolio..............     83       132       143        264       23        72       123        264
    Select High Growth Portfolio+........     84       133       144        266       24        73       124        266
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core
      Portfolio..........................     82       127       135        246       22        67       115        246
    Smith Barney Premier Selection All
      Cap Growth Portfolio...............     82       127       135        246       22        67       115        246
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio...........     80       122       127        231       20        62       107        231
    Disciplined Mid Cap Stock
      Portfolio..........................     81       125       131        239       21        65       111        239
    Disciplined Small Cap Stock
      Portfolio+.........................     82       128       137        252       22        68       117        252
    MFS Emerging Growth Portfolio........     81       124       130        237       21        64       110        237
    MFS Research Portfolio...............     81       126       133        243       21        66       113        243
    Strategic Stock Portfolio+...........     81       125       132        241       21        65       112        241
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio...     80       123       128        234       20        63       108        234
    Alliance Growth Portfolio............     80       123       127        232       20        63       107        232
    MFS Total Return Portfolio...........     81       123       129        235       21        63       109        235
    Putnam Diversified Income
      Portfolio..........................     81       124       130        238       21        64       110        238
    Salomon Brothers Global High Yield
      Portfolio..........................     82       128       136        249       22        68       116        249
    Smith Barney High Income Portfolio...     79       118       120        216       19        58       100        216
    Smith Barney International All Cap
      Growth Portfolio...................     82       128       136        249       22        68       116        249
    Smith Barney Large Cap Value
      Portfolio..........................     79       118       120        216       19        58       100        216
    Smith Barney Large Capitalization
      Growth Portfolio...................     80       121       125        228       20        61       105        228
    Smith Barney Money Market
      Portfolio..........................     77       114       113        202       17        54        93        202
    Travelers Managed Income Portfolio...     79       119       121        219       19        59       101        219
    Van Kampen Enterprise Portfolio......     79       120       123        223       19        60       103        223
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio............     81       125       132        241       21        65       112        241

+ No longer available to new Contract Owners.

EXAMPLE*: ENHANCED DEATH BENEFIT

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above for the Enhanced Death Benefit:

-------------------------------------------------------------------------------------------------------------------------
                                              IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                    END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                            -------------------------------------   -------------------------------------
FUNDING OPTION                              1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund..................     83       132       143       264        23       72        123       264
ALLIANCE VARIABLE PRODUCT SERIES FUND,
  INC.
    Premier Growth Portfolio -- Class
      B..................................     88       146       166       309        28       86        146       309
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2........     84       135       149       275        24       75        129       275
    Growth Fund -- Class 2...............     81       126       132       242        21       66        112       242
    Growth-Income Fund -- Class 2........     81       125       131       239        21       65        111       239
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio -- Initial
      Shares.............................     83       130       140       258        23       70        120       258
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class II
      Shares.............................     80       122       126       229        20       62        106       229
    Fundamental Value Portfolio..........     83       130       141       259        23       70        121       259
SALOMON BROTHERS VARIABLE SERIES FUND
  INC.
    Investors Fund.......................     84       134       147       271        24       74        127       271
    Total Return Fund....................     85       137       151       280        25       77        131       280
SMITH BARNEY ALLOCATION SERIES INC.
    Select Balanced Portfolio............     86       139       154       286        26       79        134       286
    Select Growth Portfolio..............     86       140       157       292        26       80        137       292
    Select High Growth Portfolio+........     86       141       158       294        26       81        138       294
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core
      Portfolio..........................     84       135       149       275        24       75        129       275
    Smith Barney Premier Selection All
      Cap Growth Portfolio...............     84       135       149       275        24       75        129       275
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio...........     83       131       141       260        23       71        121       260
    Disciplined Mid Cap Stock
      Portfolio..........................     84       133       145       268        24       73        125       268
    Disciplined Small Cap Stock
      Portfolio+.........................     85       137       151       280        25       77        131       280
    MFS Emerging Growth Portfolio........     84       133       144       266        24       73        124       266
    MFS Research Portfolio...............     84       134       147       272        24       74        127       272
    Strategic Stock Portfolio+...........     84       134       146       270        24       74        126       270
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio...     83       132       143       263        23       72        123       263
    Alliance Growth Portfolio............     83       131       142       261        23       71        122       261
    MFS Total Return Portfolio...........     83       132       143       264        23       72        123       264
    Putnam Diversified Income
      Portfolio..........................     84       133       145       267        24       73        125       267
    Salomon Brothers Global High Yield
      Portfolio..........................     85       136       150       278        25       76        130       278
    Smith Barney High Income Portfolio...     82       126       134       245        22       66        114       245
    Smith Barney International All Cap
      Growth Portfolio...................     85       136       150       278        25       76        130       278
    Smith Barney Large Cap Value
      Portfolio..........................     82       126       134       245        22       66        114       245
    Smith Barney Large Capitalization
      Growth Portfolio...................     83       130       140       257        23       70        120       257
    Smith Barney Money Market
      Portfolio..........................     80       123       127       232        20       63        107       232
    Travelers Managed Income Portfolio...     82       127       136       248        22       67        116       248
    Van Kampen Enterprise Portfolio......     82       129       138       253        22       69        118       253
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio............     84       134       146       270        24       74        126       270

+ No longer available to new Contract Owners.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Vintage Annuity is a contract between the contract owner ("you") and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $5,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE VARIABLE FUNDING OPTIONS

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. In addition, an affiliated broker-dealer will receive 12b-1 fees deducted from certain underlying fund assets for providing distribution, shareholder support and administrative services to some of the underlying funds.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

                                                     INVESTMENT
        FUNDING OPTION                               OBJECTIVE                        INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS,
INC.
    AIM V.I. Value Fund          Seeks to achieve long-term growth of capital by     AIM Advisers, Inc.
                                 investing primarily in equity securities of
                                 undervalued companies. Income is a secondary
                                 objective.
ALLIANCE VARIABLE PRODUCT
SERIES FUND, INC.
    Premier Growth Portfolio --  Seeks long-term growth of capital by investing      Alliance Capital Management
    Class B                      primarily in equity securities of a limited number  ("Alliance")
                                 of large, carefully selected, high quality U.S.
                                 companies that are judged likely to achieve
                                 superior earning momentum.
AMERICAN VARIABLE INSURANCE
SERIES
    Global Growth Fund -- Class  Seeks capital appreciation by investing primarily   Capital Research and Management
    2                            in common stocks of companies located around the    Company
                                 world.
    Growth Fund -- Class 2       Seeks capital appreciation by investing primarily   Capital Research and Management
                                 in common stocks of companies that appear to offer  Company superior opportunities for growth and capital.

                                                     INVESTMENT
        FUNDING OPTION                               OBJECTIVE                        INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
    Growth-Income Fund -- Class  Seeks capital appreciation and income by investing  Capital Research and Management
    2                            primarily in common stocks or other securities      Company
                                 which demonstrate the potential for appreciation
                                 and/or dividends.
DREYFUS VARIABLE INVESTMENT
FUND
    Small Cap Portfolio --       Seeks to maximize capital appreciation by           The Dreyfus Corporation
    Initial Shares               investing primarily in small-cap companies with
                                 total market values of less than $1.5 billion at
                                 the time of purchase.
GREENWICH STREET SERIES FUND
    Equity Index Portfolio --    Seeks to replicate, before deduction of expenses,   Travelers Investment Management
    Class II Shares              the total return performance of the S&P 500 Index.  Co. ("TIMCO")
    Fundamental Value Portfolio  Seeks long-term capital growth with current income  Smith Barney Fund Management,
                                 as a secondary objective.                           LLC ("SBFM")
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
    Investors Fund               Seeks long-term growth of capital, and,             Salomon Brothers Asset
                                 secondarily, current income, through investments    Management ("SBAM")
                                 in common stocks of well-known companies.
    Total Return Fund            Seeks above-average income (compared to a portfo-   SBAM
                                 lio invested entirely in equity securities).
                                 Secondarily, seeks opportunities for growth of
                                 capital and income.
SMITH BARNEY ALLOCATION SERIES,
INC.
    Select Balanced Portfolio    Seeks a balance of growth of capital and income by  Travelers Investment Advisers
                                 investing in a select group of mutual funds.        ("TIA")
    Select Growth Portfolio      Seeks long term growth of capital by investing in   TIA
                                 a select group of mutual funds.
    Select High Growth           Seeks capital appreciation by investing in a        TIA
    Portfolio+                   select group of mutual funds.
SMITH BARNEY INVESTMENT SERIES
    Large Cap Core Portfolio     Seeks capital appreciation by investing primarily   SBFM
                                 in U.S. common stocks and other equity securities,
                                 typically of established companies with large
                                 market capitalization.
    Premier Selection All Cap    Seeks long term growth of capital using a multi-    SBFM
    Growth Portfolio             manager approach investing in small, medium and
                                 large sized companies.
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation     Seeks capital appreciation by investing             TIA
    Portfolio                    principally in common stock, with emphasis on       Subadviser: AIM Capital
                                 medium-sized and smaller emerging growth            Management Inc.
                                 companies.
    Alliance Growth Portfolio    Seeks long-term growth of capital. Current income   TIA
                                 is only an incidental consideration. The Portfolio  Subadviser: Alliance Capital
                                 invests predominantly in equity securities of       Management L.P.
                                 companies with a favorable outlook for earnings
                                 and whose rate of growth is expected to exceed
                                 that of the U.S. economy over time.
    MFS Total Return Portfolio   Seeks to obtain above-average income (compared to   TIA
                                 a portfolio entirely invested in equity             Subadviser: Massachusetts
                                 securities) consistent with the prudent employment  Financial Services Company
                                 of capital. Generally, at least 40% of the          ("MFS")
                                 Portfolio's assets will be invested in equity
                                 securities.
    Putnam Diversified Income    Seeks high current income consistent with           TIA
    Portfolio                    preservation of capital. The Portfolio will         Subadviser: Putnam Investment
                                 allocate its investments among the U.S. Government  Management, Inc.
                                 Sector, the High Yield Sector, and the
                                 International Sector of the fixed income
                                 securities markets.
    Salomon Brothers Global      Seeks primarily high current income and,            TIA
    High Yield Portfolio         secondarily, capital appreciation. The Portfolio    Subadviser: Chancellor LGT
                                 allocates its assets among debt securities of       Asset Management, Inc.
                                 issuers in the U.S., developed foreign countries
                                 and emerging markets.

                                                     INVESTMENT
        FUNDING OPTION                               OBJECTIVE                        INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.,
CONT.
    Smith Barney High Income     Seeks high current income. Capital appreciation is  SBFM
    Portfolio                    a secondary objective. The Portfolio will invest
                                 at least 65% of its assets in high-yielding
                                 corporate debt obligations and preferred stock.
    Smith Barney International   Seeks total return on assets from growth of         SBFM
    All Cap Growth Portfolio     capital and income by investing at least 65% of
                                 its assets in a diversified portfolio of equity
                                 securities of established non-U.S. issuers.
    Smith Barney Large           Seeks long-term growth of capital by investing in   SBFM
    Capitalization Growth        equity securities of companies with large market
    Portfolio                    capitalizations.
    Smith Barney Large Cap       Seeks current income and long-term growth of        SBFM
    Value Portfolio              income and capital by investing primarily, but not
                                 exclusively, in common stocks.
    Smith Barney Money Market    Seeks maximum current income and preservation of    SBFM
    Portfolio                    capital.
    Travelers Managed Income     Seeks high current income consistent with prudent   TIA
    Portfolio                    risk of capital through investments in corporate    Subadviser: Travelers Asset
                                 debt obligations, preferred stocks, and             Management International
                                 obligations issued or guaranteed by the U.S.        Company LLC ("TAMIC")
                                 Government or its agencies or instrumentalities.
    Van Kampen Enterprise        Seeks capital appreciation through investment in    SBFM
    Portfolio                    securities believed to have above-average           Subadviser: Van Kampen Asset
                                 potential for capital appreciation. Any income      Management Inc.
                                 received on such securities is incidental to the
                                 objective of capital appreciation.
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio   Seeks current income and capital appreciation by    TAMIC
                                 investing in convertible bond securities and in
                                 combinations of nonconvertible fixed-income
                                 securities and warrants or call options that
                                 together resemble convertible securities.
    Disciplined Mid Cap Stock    Seeks growth of capital by investing primarily in   TAMIC
    Portfolio                    a broadly diversified portfolio of U.S. common      Subadviser: TIMCO
                                 stocks.
    Disciplined Small Cap Stock  Seeks long term capital appreciation by investing   TAMIC
    Portfolio+                   primarily (at least 65% of its total assets) in     Subadviser: TIMCO
                                 the common stocks of U.S. Companies with
                                 relatively small market capitalizations at the
                                 time of investment.
    MFS Emerging Growth          Seeks to provide long-term growth of capital.       TAMIC
    Portfolio                    Dividend and interest income from portfolio         Subadviser: MFS
                                 securities, if any, is incidental to the MFS
                                 Portfolio's investment objective.
    MFS Research Portfolio       Seeks to provide long-term growth of capital and    TAMIC
                                 future income.                                      Subadviser: MFS
    Strategic Stock Portfolio+   Seeks to provide an above-average total return      TAMIC
                                 through a combination of potential capital          Subadviser: TIMCO
                                 appreciation and dividend income by investing
                                 primarily in high dividend yielding stocks
                                 periodically selected from the companies included
                                 in (i) the Dow Jones Industrial Average and (ii) a
                                 subset of the S&P Industrial Index.
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap       Seeks long-term capital growth by investing in      Citi Fund Management, Inc.
    Growth Opportunities         equity securities of U.S. companies with market
    Portfolio                    capitalizations below the top 1,000 stocks of the
                                 equity market. Under normal circumstances, at
                                 least 65% of the fund's total assets will be
                                 invested in such companies. Dividend income, if
                                 any, is incidental to the investment objective.

---------------
+ No longer available to new contract owners.

                                 FIXED ACCOUNT
--------------------------------------------------------------------------------

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your Smith Barney Financial Consultant, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. (For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur.) We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

YEARS SINCE PURCHASE                   WITHDRAWAL
    PAYMENT MADE                         CHARGE
        0-1                                6%
         2                                 6%
         3                                 6%
         4                                 3%
         5                                 2%
         6                                 1%
         7+                                0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any purchase payment to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge:

        - due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

        - if an annuity payout has begun

        - due to a minimum distribution under our minimum distribution rules then in effect; or

        - if an income option of at least five year's duration is begun after the first contract year.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second contract year, you may withdraw up to 15% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous contract year. The free withdrawal provision applies to partial withdrawals only.

ADMINISTRATIVE CHARGES

There are two administrative charges: the annual contract administrative charge and the administrative expense charge. We will deduct the $30 annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in maintaining and establishing the contract, and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

        (1) from the distribution of death proceeds;

        (2) after an annuity payout has begun, or

        (3) if the contract value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "sub-account administrative charge") on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.02% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.30% annually. This charge compensates the company for risks assumed, benefits provided and expenses incurred, including payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. We will make transfers at the value(s) next determined after we receive your request at our Home Office. There are no restrictions on the amount or frequency of transfers currently; however, we reserve the right to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different underlying funds have different expenses, a transfer of contract values from one variable funding option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you otherwise direct.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

CONTRACT OWNER (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

JOINT OWNER. For nonqualified contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

SUCCEEDING OWNER. For nonqualified contracts only, if joint owners are not named, the contract owner may name a succeeding owner in a written request. The succeeding owner becomes the contract owner if living when the contract owner dies. The succeeding owner had no interest in the Contract before then. The contract owner may change or delete a succeeding owner by written request.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

You may not change, delete or add a contingent annuitant after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no surviving annuitant, a death benefit is payable when either the annuitant or a contract owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Roll-Up Death Benefit"). The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions (the death report date).

DEATH PROCEEDS BEFORE THE MATURITY DATE

                             STANDARD DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

     (1) the contract value;

     (2) the total purchase payments made under the Contract; or

     (3) the contract value on the latest fifth contract year anniversary immediately preceding the date on which the Company receives due proof of death.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

     (1) the contract value;

     (2) the total purchase payments made under the Contract; or

     (3) the contract value on the latest fifth contract year anniversary occurring on or before the annuitant's 75th birthday.

                 ENHANCED DEATH BENEFIT (ROLL-UP DEATH BENEFIT)
  (NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE
                                 CONTRACT DATE)

  ---------------------------------------------------------------------------------------------------------------
                  AGE AT TIME OF DEATH                                        DEATH BENEFIT
  ---------------------------------------------------------------------------------------------------------------
    If the annuitant dies before age 80, the             - the contract value
    death benefit will be the greatest of:               - the roll-up death benefit value (as described below):
                                                         - the step-up value, if any, as described below.
  ---------------------------------------------------------------------------------------------------------------
    If the annuitant dies on or after age 80, the death  - the contract value
    benefit will be the greatest of:                     - the roll-up death benefit value (as described below)
                                                           on the annuitant's 80(th) birthday, plus any
                                                           additional purchase payments and minus any partial
                                                           surrender reductions (as described below) that occur
                                                           after the annuitant's 80(th) birthday; or
                                                         - the step-up value, if any, as described below.
  ---------------------------------------------------------------------------------------------------------------

THE ROLL-UP DEATH BENEFIT VALUE. On the contract date, the roll-up death benefit value is equal to the purchase payment. On each contract date anniversary, the roll-up death benefit value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the roll-up death benefit value as of the previous contract date anniversary;

     b) is any purchase payment during the previous contract year;

     c) is any partial surrender reduction (as described below) during the previous contract year;

On dates other than the contract date anniversary, the roll-up death benefit value equals a) plus b) minus c) where:

     a) is the roll-up death benefit value as of the previous contract date anniversary;

     b) is any purchase payment made during the previous contract year;

     c) is any partial surrender reduction (as described below) during the previous contract year;

The maximum roll-up death benefit payable equals 200% of the difference between all purchase payments and all partial surrender reductions (as described below).

STEP-UP VALUE. The step-up value will initially equal the first purchase payment. Whenever you make a purchase payment, we will increase the step-up value by the amount of that purchase payment. Whenever you take a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each contract date anniversary that occurs before the annuitant's 80th birthday and before the annuitant's death, if the contract value is greater than the step-up value, we will reset the step-up value to equal the contract value on that date. If the step-up value is greater than the contract value, the step-up value will remain unchanged. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals are made on that day). The only changes made to the step-up value on or after the annuitant's 80th birthday will be those related to additional purchase payments or withdrawals as described below.

THE PARTIAL SURRENDER REDUCTION referenced above is equal to (1) the amount of a death benefit value (step-up or roll-up) immediately prior to the reduction for the withdrawal, multiplied by (2) the amount of the withdrawal divided by the contract value immediately prior to the withdrawal.

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

     50,000 X (10,000/55,000) = 9,090

Your new step-up value would be 50,000 - 9,090 or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, an you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

     50,000 X (10,000/30,000) = 16,666

Your new step-up value would be 50,000 - 16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

---------------------------------------------------------------------------------------------------------------
   BEFORE THE MATURITY DATE,     THE COMPANY WILL PAY THE             UNLESS...              MANDATORY PAYOUT
     UPON THE DEATH OF THE             PROCEEDS TO:                                             RULES APPLY*
---------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary(ies), or   Unless, the beneficiary is the   Yes
 annuitant) (with no joint       if none, to the contract   contract owner's spouse and
 owner)                          owner's estate.            the spouse elects to continue
                                                            the contract as the new owner
                                                            rather than receive the
                                                            distribution.
---------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary(ies), or   Unless, the beneficiary is the   Yes
 (with no joint owner)           if none, to the contract   contract owner's spouse and
                                 owner's estate.            the spouse elects to continue
                                                            the contract as the new owner
                                                            rather than receive the
                                                            distribution.
---------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint       Yes
 annuitant)                      owner.                     owner is the spouse and elects
                                                            to continue the contract.
---------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary(ies), or   Unless the                       Yes
 annuitant)                      if none, to the            beneficiary/surviving joint
                                 surviving joint owner.     owner is the contract owner's
                                                            spouse and the spouse elects
                                                            to continue the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the proceeds
                                                            will be paid to the surviving
                                                            joint owner. If the surviving
                                                            joint owner is the spouse, the
                                                            spouse may elect to continue
                                                            the contract.
---------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary(ies),      Unless the beneficiary is the    Yes
 contract owner)                 or, if none, to the        contract owner's spouse and
                                 contract owner.            the spouse elects to continue
                                                            the contract, or, unless,
                                                            there is a contingent
                                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the Contract
                                                            continues in effect (generally
                                                            using the original maturity
                                                            date). The proceeds will then
                                                            be paid upon the death of the
                                                            contingent annuitant or owner.
---------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                     Yes
 owner)                          is the annuitant" above.
---------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary(ies)                                        Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                           annuitant is
                                                                                             treated as death
                                                                                             of the owner in
                                                                                             these
                                                                                             circumstances.)
---------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are                                       N/A
 annuitant is still alive)       payable; contract
                                 continues.
---------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                       N/A
                                 payable; contract
                                 continues.
---------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                       N/A
                                 payable; contract
                                 continues.
---------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If Mandatory Distribution has begun, the 5 year payout option is not available.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                 ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary(ies), or                                   Yes
                                 if none, to the contract
                                 owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any contract owner or the annuitant dies on or after the maturity date, we will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or
(c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts, or, for nonqualified contracts, the annuitant's 75(th) birthday or ten years after the effective date of the contract, if later. (For Contracts issued in Florida and New York, the maturity date elected may not be later than the annuitant's 90th birthday.)

At least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85(th) birthday or for qualified contracts, or, for all contracts, to a later date with our consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the April 1 following the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. and factors in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payment will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for Income Options as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $1,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Fund BD and BD II, respectively. Fund BD was established on October 22, 1993 and Fund II was established on February 22, 1995, and both are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Fund BD and BD II for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's variable funding options. We may advertise the "standardized average annual total returns" of the variable funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD.   We calculate nonstandardized "total returns" in a
similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code Section provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or the contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional death benefit should be treated as a taxable withdrawal, you should consult your tax advisor before selecting any rider or endorsement to the Contract.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase payments or the contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although Travelers regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax advisor prior to selecting any optional enhanced death benefit for an IRA.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract or the first page of the Summary of this prospectus to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

THE TRAVELERS INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                               YEAR ENDED                  YEAR ENDED               YEAR ENDED
                                           DECEMBER 31, 2000            DECEMBER 31, 1999        DECEMBER 31, 1998
                                         STANDARD      ENHANCED      STANDARD      ENHANCED     STANDARD   ENHANCED
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
 SMALL CAP PORTFOLIO (5/98)
 Unit Value at beginning of period...  $      1.038   $     1.033   $      .852   $      .851   $  1.000   $ 1.000
 Unit Value at end of period.........         1.162         1.153         1.038         1.033       .852      .851
 Number of units outstanding at end
   of period (thousands).............     3,583,484       475,404         2,130           302      1,025        49
GREENWICH STREET SERIES FUND:
 TOTAL RETURN PORTFOLIO (11/94)*
 Unit Value at beginning of period...         2.240         2.208   $     1.857   $     1.836   $  1.790   $ 1.775
 Unit Value at end of period.........         2.667         2.622         2.240         2.208      1.857     1.836
 Number of units outstanding at end
   of period (thousands).............    55,492,830     8,605,537        65,203        10,465     73,468    11,654
 EQUITY INDEX PORTFOLIO -- CLASS II
   (5/99)
 Unit Value at beginning of period...  $      1.088   $     1.086   $     1.000   $     1.000   $     --   $    --
 Unit Value at end of period.........         0.976         0.971         1.088         1.086         --        --
 Number of units outstanding at end
   of period (thousands).............     2,024,943       172,120         1,740            78         --        --
SALOMON BROTHERS VARIABLE SERIES FUND
 INVESTORS FUND (5/98)
 Unit Value at beginning of period...  $      1.119   $     1.114   $     1.014   $     1.012   $  1.000   $ 1.000
 Unit Value at end of period.........         1.275         1.265         1.119         1.114      1.014     1.012
 Number of units outstanding at end
   of period (thousands).............     1,901,624       250,413         1,846           171        704        76
 TOTAL RETURN FUND (5/98)
 Unit Value at beginning of period...  $      0.994   $     0.989   $      .997   $      .996   $  1.000   $ 1.000
 Unit Value at end of period.........         1.060         1.052          .994          .989       .997      .996
 Number of units outstanding at end
   of period (thousands).............       845,563       112,584           769           116        397        70
SMITH BARNEY CONCERT ALLOCATION
 SERIES INC.:
 SELECT HIGH GROWTH PORTFOLIO (3/97)
 Unit Value at beginning of period...  $      1.558   $     1.546   $     1.242   $     1.236   $  1.090   $ 1.087
 Unit Value at end of period.........         1.429         1.414         1.558         1.546      1.242     1.236
 Number of units outstanding at end
   of period (thousands).............       707,214       226,088           807           319        724       326

                                                                                                             PERIOD FROM
                                                                                                            JUNE 2, 1994
                                           YEAR ENDED            YEAR ENDED            YEAR ENDED        (EFFECTIVE DATE) TO
                                        DECEMBER 31, 1997     DECEMBER 31, 1996     DECEMBER 31, 1995     DECEMBER 31, 1994
                                       STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
-------------------------------------  -------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
 SMALL CAP PORTFOLIO (5/98)
 Unit Value at beginning of period...  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............        --        --          --        --          --        --         --         --
GREENWICH STREET SERIES FUND:
 TOTAL RETURN PORTFOLIO (11/94)*
 Unit Value at beginning of period...  $  1.550   $ 1.541    $  1.251   $ 1.247    $  1.010   $ 1.010    $ 1.000     $1.000
 Unit Value at end of period.........     1.790     1.775       1.550     1.541       1.251     1.247      1.010      1.010
 Number of units outstanding at end
   of period (thousands).............    75,812    11,853      58,898     9,169      32,564     4,874      1,109        277
 EQUITY INDEX PORTFOLIO -- CLASS II
   (5/99)
 Unit Value at beginning of period...  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............        --        --          --        --          --        --         --         --
SALOMON BROTHERS VARIABLE SERIES FUND
 INVESTORS FUND (5/98)
 Unit Value at beginning of period...  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............        --        --          --        --          --        --         --         --
 TOTAL RETURN FUND (5/98)
 Unit Value at beginning of period...  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............        --        --          --        --          --        --         --         --
SMITH BARNEY CONCERT ALLOCATION
 SERIES INC.:
 SELECT HIGH GROWTH PORTFOLIO (3/97)
 Unit Value at beginning of period...  $  1.000   $ 1.000    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........     1.090     1.087          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............       603       231          --        --          --        --         --         --

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                               YEAR ENDED                  YEAR ENDED               YEAR ENDED
                                           DECEMBER 31, 2000            DECEMBER 31, 1999        DECEMBER 31, 1998
                                         STANDARD      ENHANCED      STANDARD      ENHANCED     STANDARD   ENHANCED
-------------------------------------------------------------------------------------------------------------------
 SELECT GROWTH PORTFOLIO (3/97)
 Unit Value at beginning of period...  $      1.421   $     1.410   $     1.238   $     1.232   $  1.099   $ 1.097
 Unit Value at end of period.........         1.338         1.323         1.421         1.410      1.238     1.232
 Number of units outstanding at end
   of period (thousands).............     2,951,807     1,838,058         3,487         1,847      3,135     1,839
 SELECT BALANCED PORTFOLIO (3/97)
 Unit Value at beginning of period...  $      1.258   $     1.248   $     1.183   $     1.177   $  1.093   $ 1.091
 Unit Value at end of period.........         1.303         1.290         1.258         1.248      1.183     1.177
 Number of units outstanding at end
   of period (thousands).............     3,561,033       778,489         3,959           922      4,047     1,087
 SELECT CONSERVATIVE PORTFOLIO
   (3/97)++
 Unit Value at beginning of period...  $      1.196   $     1.187   $     1.162   $     1.156   $  1.108   $ 1.105
 Unit Value at end of period.........         1.235         1.222         1.196         1.187      1.162     1.156
 Number of units outstanding at end
   of period (thousands).............     1,044,878       132,036         1,408           137      1,466       184
 SELECT INCOME PORTFOLIO (3/97)++
 Unit Value at beginning of period...  $      1.148   $     1.139   $     1.154   $     1.148   $  1.106   $ 1.104
 Unit Value at end of period.........         1.178         1.166         1.148         1.139      1.154     1.148
 Number of units outstanding at end
   of period (thousands).............       613,526       144,994           831           165        753       185
TRAVELERS SERIES FUND INC.
 AIM CAPITAL APPRECIATION PORTFOLIO
   (11/95)
 Unit Value at beginning of period...  $      1.974   $     1.951   $     1.397   $     1.385   $  1.206   $ 1.198
 Unit Value at end of period.........         1.748         1.723         1.974         1.951      1.397     1.385
 Number of units outstanding at end
   of period (thousands).............    74,130,562    12,252,599        81,401        14,475     90,905    15,792
 ALLIANCE GROWTH PORTFOLIO (6/94)
 Unit Value at beginning of period...  $      3.795   $     3.737   $     2.903   $     2.867   $  2.276   $ 2.254
 Unit Value at end of period.........         3.068         3.012         3.795         3.737      2.903     2.867
 Number of units outstanding at end
   of period (thousands).............   110,497,118    20,965,025       131,228        26,576    142,802    28,710

                                                                                                             PERIOD FROM
                                                                                                            JUNE 2, 1994
                                           YEAR ENDED            YEAR ENDED            YEAR ENDED        (EFFECTIVE DATE) TO
                                        DECEMBER 31, 1997     DECEMBER 31, 1996     DECEMBER 31, 1995     DECEMBER 31, 1994
                                       STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
-------------------------------------  -------------------------------------------------------------------------------------
 SELECT GROWTH PORTFOLIO (3/97)
 Unit Value at beginning of period...  $  1.000   $ 1.000    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........     1.099     1.097          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............     2,262     1,403          --        --          --        --         --         --
 SELECT BALANCED PORTFOLIO (3/97)
 Unit Value at beginning of period...  $  1.000   $ 1.000    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........     1.093     1.091          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............     3,115       778          --        --          --        --         --         --
 SELECT CONSERVATIVE PORTFOLIO
   (3/97)++
 Unit Value at beginning of period...  $  1.000   $ 1.000    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........     1.108     1.105          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............       640       188          --        --          --        --         --         --
 SELECT INCOME PORTFOLIO (3/97)++
 Unit Value at beginning of period...  $  1.000   $ 1.000    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........     1.106     1.104          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............       425       279          --        --          --        --         --         --
TRAVELERS SERIES FUND INC.
 AIM CAPITAL APPRECIATION PORTFOLIO
   (11/95)
 Unit Value at beginning of period...  $  1.088   $ 1.084    $  0.958   $ 0.957    $  1.000   $ 1.000    $    --     $   --
 Unit Value at end of period.........     1.206     1.198       1.088     1.084       0.958     0.957         --         --
 Number of units outstanding at end
   of period (thousands).............    91,234    15,591      71,085    12,862      20,366     5,394         --         --
 ALLIANCE GROWTH PORTFOLIO (6/94)
 Unit Value at beginning of period...  $  1.785   $ 1.772    $  1.396   $ 1.390    $  1.047   $ 1.046    $ 1.000     $1.000
 Unit Value at end of period.........     2.276     2.254       1.785     1.772       1.396     1.390      1,047      1,046
 Number of units outstanding at end
   of period (thousands).............   144,293    30,063     123,294    27,251      79,334    20,571     16,522      7,338

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                             YEAR ENDED                  YEAR ENDED               YEAR ENDED
                                          DECEMBER 31, 2000           DECEMBER 31, 1999        DECEMBER 31, 1998
                                       STANDARD      ENHANCED      STANDARD      ENHANCED     STANDARD   ENHANCED
-----------------------------------------------------------------------------------------------------------------
 INVESCO STRATEGIC INCOME PORTFOLIO
   (FORMERLY G.T. GLOBAL STRATEGIC
   PORTFOLIO) (6/94)
 Unit Value at beginning of
   period...........................  $     1.319   $     1.299   $     1.359   $     1.342   $  1.397   $ 1.383
 Unit Value at end of period........        1.378         1.353         1.319         1.299      1.359     1.342
 Number of units outstanding at end
   of period (thousands)............    6,890,790     1,562,190         8,991         2,351     11,299     2,624
 MFS TOTAL RETURN PORTFOLIO (6/94)
 Unit Value at beginning of
   period...........................  $     1.845   $     1.817   $     1.819   $     1.796   $  1.648   $ 1.632
 Unit Value at end of period........        2.127         2.089         1.845         1.817      1.819     1.796
 Number of units outstanding at end
   of period (thousands)............   64,462,636    12,764,698        78,484        16,860     86,950    18,459
 PUTNAM DIVERSIFIED INCOME PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $     1.325   $     1.304   $     1.326   $     1.309   $  1.332   $ 1.319
 Unit Value at end of period........        1.304         1.281         1.325         1.304      1.326     1.309
 Number of units outstanding at end
   of period (thousands)............   37,822,307     8,635,386        45,595        11,060     53,053    12,925
 SMITH BARNEY HIGH INCOME PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $     1.472   $     1.450   $     1.452   $     1.434   $  1.463   $ 1.448
 Unit Value at end of period........        1.338         1.314         1.472         1.450      1.452     1.434
 Number of units outstanding at end
   of period (thousands)............   28,815,813     5,829,718        38,357         8,210     44,406     9,312
 SMITH BARNEY INTERNATIONAL EQUITY
   PORTFOLIO (6/94)*
 Unit Value at beginning of
   period...........................  $     2.164   $     2.131   $     1.305   $     1.289   $  1.240   $ 1.228
 Unit Value at end of period........        1.630         1.601         2.164         2.131      1.305     1.289
 Number of units outstanding at end
   of period (thousands)............   63,128,881    11,816,707        72,748        15,530     82,330    17,670
 SMITH BARNEY LARGE CAPITALIZATION
   GROWTH PORTFOLIO (5/98)
 Unit Value at beginning of
   period...........................  $     1.599   $     1.592   $     1.237   $     1.234   $  1.000   $ 1.000
 Unit Value at end of period........        1.471         1.460         1.599         1.592      1.237     1.234
 Number of units outstanding at end
   of period (thousands)............   27,150,091     3,984,628        25,852         3,416     12,224     1,022

                                                                                                            PERIOD FROM
                                                                                                           JUNE 2, 1994
                                          YEAR ENDED            YEAR ENDED            YEAR ENDED        (EFFECTIVE DATE) TO
                                       DECEMBER 31, 1997     DECEMBER 31, 1996     DECEMBER 31, 1995     DECEMBER 31, 1994
                                      STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
------------------------------------  -------------------------------------------------------------------------------------
 INVESCO STRATEGIC INCOME PORTFOLIO
   (FORMERLY G.T. GLOBAL STRATEGIC
   PORTFOLIO) (6/94)
 Unit Value at beginning of
   period...........................  $  1.316   $ 1.306    $  1.121   $ 1.116    $  0.945     0.944    $ 1.000     $1.000
 Unit Value at end of period........     1.397     1.383       1.316     1.306       1.121     1.116      0.945      0.944
 Number of units outstanding at end
   of period (thousands)............    12,827     2,883      11,505     2,795       6,840     2,180      2,400      1,063
 MFS TOTAL RETURN PORTFOLIO (6/94)
 Unit Value at beginning of
   period...........................  $  1.376   $ 1.366    $  1.216   $ 1.211    $  0.979   $ 0.977    $ 1.000     $1.000
 Unit Value at end of period........     1.648     1.632       1.376     1.366       1.216     1.211      0.979      0.977
 Number of units outstanding at end
   of period (thousands)............    83,811    17,373      68,236    14,690      41,813     9,473      9,099      3,479
 PUTNAM DIVERSIFIED INCOME PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $  1.252   $ 1.243    $  1.170   $ 1.165    $  1.009   $ 1.007    $ 1.000     $1.000
 Unit Value at end of period........     1.332     1.319       1.252     1.243       1.170     1.165      1.009      1.007
 Number of units outstanding at end
   of period (thousands)............    51,751    12,724      43,898    11,789      26,078     8,650      5,803      3,683
 SMITH BARNEY HIGH INCOME PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $  1.300   $ 1.291    $  1.162   $ 1.157    $  0.988   $ 0.986    $ 1.000     $1.000
 Unit Value at end of period........     1.463     1.448       1.300     1.291       1.162     1.157      0.988      0.986
 Number of units outstanding at end
   of period (thousands)............    42,964     8,927      33,737     6,932      20,136     3,772      3,105      1,162
 SMITH BARNEY INTERNATIONAL EQUITY
   PORTFOLIO (6/94)*
 Unit Value at beginning of
   period...........................  $  1.222   $ 1.213    $  1.050   $ 1.046    $  0.955   $ 0.954    $ 1.000     $1.000
 Unit Value at end of period........     1.240     1.228       1.222     1.213       1.050     1.046      0.955      0.954
 Number of units outstanding at end
   of period (thousands)............    87,385    18,731      77,554    16,662      47,317    12,187     14,141      5,898
 SMITH BARNEY LARGE CAPITALIZATION
   GROWTH PORTFOLIO (5/98)
 Unit Value at beginning of
   period...........................  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............        --        --          --        --          --        --         --         --

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                             YEAR ENDED                  YEAR ENDED               YEAR ENDED
                                          DECEMBER 31, 2000           DECEMBER 31, 1999        DECEMBER 31, 1998
                                       STANDARD      ENHANCED      STANDARD      ENHANCED     STANDARD   ENHANCED
-----------------------------------------------------------------------------------------------------------------
 SMITH BARNEY LARGE CAP VALUE
   PORTFOLIO (6/94)
 Unit Value at beginning of
   period...........................  $     2.053   $     2.022   $     2.076   $     2.050   $  1.913   $ 1.894
 Unit Value at end of period........        2.296         2.254         2.053         2.022      2.076     2.050
 Number of units outstanding at end
   of period (thousands)............   55,091,429    10,588,184        67,688        13,629     71,417    14,891
 SMITH BARNEY MONEY MARKET PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $     1.226   $     1.207   $     1.184         1.169   $  1.140   $ 1.129
 Unit Value at end of period........        1.285         1.262         1.226         1.207      1.184     1.169
 Number of units outstanding at end
   of period (thousands)............   33,979,596     4,483,257        45,053         6,609     47,121     8,254
 SMITH BARNEY PACIFIC BASIN
   PORTFOLIO (6/94)++
 Unit Value at beginning of
   period...........................  $     1.435   $     1.413   $     0.742   $     0.733   $  0.700   $ 0.693
 Unit Value at end of period........        0.666         0.654         1.435         1.413      0.742     0.733
 Number of units outstanding at end
   of period (thousands)............    7,371,258     1,956,590         8,994         2,507      8,930     2,803
 TRAVELERS MANAGED INCOME PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $     1.306   $     1.286   $     1.309   $     1.293   $  1.261   $ 1.248
 Unit Value at end of period........        1.392         1.367         1.306         1.286      1.309     1.293
 Number of units outstanding at end
   of period (thousands)............   13,842,174     3,447,356        17,251         4,234     20,492     3,895
 VAN KAMPEN ENTERPRISE PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $     3.238   $     3.188   $     2.601   $     2.568   $  2.103   $ 2.083
 Unit Value at end of period........        2.731         2.682         3.238         3.188      2.601     2.568
 Number of units outstanding at end
   of period (thousands)............   43,294,726     9,306,589        50,446        11,752     55,903    12,561
THE TRAVELERS SERIES TRUST:
 CONVERTIBLE BOND PORTFOLIO (5/98)
 Unit Value at beginning of
   period...........................  $     1.175   $     1.169   $     1.001   $     0.999   $  1.000   $ 1.000
 Unit Value at end of period........        1.306         1.297         1.175         1.169      1.001     0.999
 Number of units outstanding at end
   of period (thousands)............    1,168,231       141,023           627           181        249        24

                                                                                                            PERIOD FROM
                                                                                                           JUNE 2, 1994
                                          YEAR ENDED            YEAR ENDED            YEAR ENDED        (EFFECTIVE DATE) TO
                                       DECEMBER 31, 1997     DECEMBER 31, 1996     DECEMBER 31, 1995     DECEMBER 31, 1994
                                      STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
------------------------------------  -------------------------------------------------------------------------------------
 SMITH BARNEY LARGE CAP VALUE
   PORTFOLIO (6/94)
 Unit Value at beginning of
   period...........................  $  1.528   $ 1.517    $  1.291   $ 1.285    $  0.981   $ 0.980    $ 1.000     $1.000
 Unit Value at end of period........     1.913     1.894       1.528     1.517       1.291     1.285      0.981      0.980
 Number of units outstanding at end
   of period (thousands)............    71,149    15,383      57,479    12,170      31,343     7,140      6,654      3,015
 SMITH BARNEY MONEY MARKET PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $  1.098   $ 1.090    $  1.058   $ 1.054    $  1.016   $ 1.014    $ 1.000     $1.000
 Unit Value at end of period........     1.140     1.129       1.098     1.090       1.058     1.054      1.016      1.014
 Number of units outstanding at end
   of period (thousands)............    38,097     8,610      49,672    10,176      36,637     9,063      7,171      3,748
 SMITH BARNEY PACIFIC BASIN
   PORTFOLIO (6/94)++
 Unit Value at beginning of
   period...........................  $  0.983   $ 0.977    $  0.910   $ 0.906    $  0.899   $ 0.898    $ 1.000     $1.000
 Unit Value at end of period........     0.700     0.693       0.983     0.977       0.910     0.906      0.899      0.898
 Number of units outstanding at end
   of period (thousands)............    10,584     3,223      10,513     3,487       6,024     2,351      1,657        878
 TRAVELERS MANAGED INCOME PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $  1.163   $ 1.154    $  1.142   $ 1.137    $  0.997   $ 0.995    $ 1.000     $1.000
 Unit Value at end of period........     1.261     1.248       1.163     1.154       1.142     1.137      0.997      0.995
 Number of units outstanding at end
   of period (thousands)............    17,887     3,091      15,376     2,502      11,294     1,783      2,849        980
 VAN KAMPEN ENTERPRISE PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $  1.655   $ 1.643    $  1.362   $ 1.356    $  1.039   $ 1.037    $ 1.000     $1.000
 Unit Value at end of period........     2.103     2.083       1.655     1.643       1.362     1.356      1,039      1,037
 Number of units outstanding at end
   of period (thousands)............    55,871    13,032      45,338    10,652      26,473     6,569      2,941      1,618
THE TRAVELERS SERIES TRUST:
 CONVERTIBLE BOND PORTFOLIO (5/98)
 Unit Value at beginning of
   period...........................  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............        --        --          --        --          --        --         --         --

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                             YEAR ENDED                  YEAR ENDED               YEAR ENDED
                                          DECEMBER 31, 2000           DECEMBER 31, 1999        DECEMBER 31, 1998
                                       STANDARD      ENHANCED      STANDARD      ENHANCED     STANDARD   ENHANCED
-----------------------------------------------------------------------------------------------------------------
 DISCIPLINED MID CAP STOCK PORTFOLIO
   (5/98)
 Unit Value at beginning of
   period...........................  $     1.194   $     1.188   $     1.064   $     1.063   $  1.000   $ 1.000
 Unit Value at end of period........        1.376         1.366         1.194         1.188      1.064     1.063
 Number of units outstanding at end
   of period (thousands)............    3,158,684       801,701         1,843           330        398        54
 DISCIPLINED SMALL CAP STOCK
   PORTFOLIO (5/98)+
 Unit Value at beginning of
   period...........................  $     1.066   $     1.061   $     0.896   $     0.894   $  1.000   $ 1.000
 Unit Value at end of period........        1.076         1.068         1.066         1.061      0.896     0.894
 Number of units outstanding at end
   of period (thousands)............      966,590       191,897           810            68        299         4
 MFS EMERGING GROWTH PORTFOLIO
   (11/96)
 Unit Value at beginning of
   period...........................  $     2.793   $     2.769   $     1.599   $     1.589   $  1.204   $ 1.200
 Unit Value at end of period........        2.205         2.180         2.793         2.769      1.599     1,589
 Number of units outstanding at end
   of period (thousands)............   26,758,939     5,768,911        28,193         6,685     25,200     6,079
 MFS RESEARCH PORTFOLIO (5/98)
 Unit Value at beginning of
   period...........................  $     1.267   $     1.261   $     1.037   $     1.035   $  1.000   $ 1.000
 Unit Value at end of period........        1.183         1.174         1.267         1.261      1.037     1.035
 Number of units outstanding at end
   of period (thousands)............    3,989,985     1,310,179         3,898         1,160      1,354     1,039
 STRATEGIC STOCK PORTFOLIO (5/98)+
 Unit Value at beginning of
   period...........................  $     0.971         0.966   $     0.936   $     0.934   $  1.000   $ 1.000
 Unit Value at end of period........        1.057         1.050         0.971         0.966      0.936     0.934
 Number of units outstanding at end
   of period (thousands)............      740,422        51,194           751           180        540       121

                                                                                                            PERIOD FROM
                                                                                                           JUNE 2, 1994
                                          YEAR ENDED            YEAR ENDED            YEAR ENDED        (EFFECTIVE DATE) TO
                                       DECEMBER 31, 1997     DECEMBER 31, 1996     DECEMBER 31, 1995     DECEMBER 31, 1994
                                      STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
------------------------------------  -------------------------------------------------------------------------------------
 DISCIPLINED MID CAP STOCK PORTFOLIO
   (5/98)
 Unit Value at beginning of
   period...........................  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............        --        --          --        --          --        --         --         --
 DISCIPLINED SMALL CAP STOCK
   PORTFOLIO (5/98)+
 Unit Value at beginning of
   period...........................  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............        --        --          --        --          --        --         --         --
 MFS EMERGING GROWTH PORTFOLIO
   (11/96)
 Unit Value at beginning of
   period...........................  $  1.005   $ 1.005    $  1.000   $ 1.000    $     --   $    --    $    --     $   --
 Unit Value at end of period........     1.204     1.200       1.005     1.005          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............    19,166     4,600       4,790       780          --        --         --         --
 MFS RESEARCH PORTFOLIO (5/98)
 Unit Value at beginning of
   period...........................  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............        --        --          --        --          --        --         --         --
 STRATEGIC STOCK PORTFOLIO (5/98)+
 Unit Value at beginning of
   period...........................  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............        --        --          --        --          --        --         --         --

Date shown next to fund's name reflects date money first came into the fund through the Separate Account. The financial statements of Fund BD and the financial statements of The Travelers Insurance Company and subsidiaries are contained in the SAI. Funding options not listed above were not yet available through the Separate Account as of December 31, 2000. "Number of Units outstanding at end of period" may include units for contract owners in the payout phase.

*  Fund's name has changed. Refer to prospectus for new name.

+  Not available to new contract owners after May 1, 1998 in most states.

++ Fund is closed.

                                   APPENDIX B
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                            YEAR ENDED               YEAR ENDED            YEAR ENDED            YEAR ENDED
                                         DECEMBER 31, 2000        DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 1997
                                      STANDARD      ENHANCED     STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
 SMALL CAP PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $     1.038   $     1.033   $ 0.852    $ 0.851    $ 1.000    $ 1.000         --         --
 Unit Value at end of period.......        1.162         1.153     1.038      1.033      0.852      0.851         --         --
 Number of units outstanding at end
   of period (thousands)...........    8,748,382       804,861     4,918        450      1,713        252         --         --
GREENWICH STREET SERIES FUND:
 TOTAL RETURN PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $     2.240   $     2.208   $ 1.857    $ 1.836    $ 1.790    $ 1.775    $ 1.550    $ 1.541
 Unit Value at end of period.......        2.667         2.622     2.240      2.208      1.857      1.836      1.790      1.775
 Number of units outstanding at end
   of period (thousands)...........   39,497,604     7,852,821    42,818      8,588     42,830      9,425     33,686      5,975
 EQUITY INDEX PORTFOLIO -- CLASS II
   (5/99)
 Unit Value at beginning of
   period..........................  $     1.088   $     1.086   $ 1.000    $ 1.000    $    --    $    --    $    --    $    --
 Unit Value at end of period.......        0.976         0.971     1.088      1.086         --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........    5,833,690        88,601     4,475        157         --         --         --         --
SALOMON BROTHERS VARIABLE SERIES
 FUNDS, INC.
 INVESTORS FUND (5/98)
 Unit Value at beginning of
   period..........................  $     1.119   $     1.114   $ 1.014    $ 1.012    $ 1.000    $ 1.000         --         --
 Unit Value at end of period.......        1.275         1.265     1.119      1.114      1.014      1.012         --         --
 Number of units outstanding at end
   of period (thousands)...........    3,800,664       858,755     2,903        529      1,024        199         --         --
 TOTAL RETURN FUND (5/98)
 Unit Value at beginning of
   period..........................  $     0.994   $     0.989   $ 0.997    $ 0.996    $ 1.000    $ 1.000         --         --
 Unit Value at end of period.......        1.060         1.052     0.994      0.989      0.997      0.996         --         --
 Number of units outstanding at end
   of period (thousands)...........    1,806,837       214,225     1,620        208        761        128         --         --
SMITH BARNEY CONCERT ALLOCATION
 SERIES INC.:
 SELECT HIGH GROWTH PORTFOLIO
   (3/97)+
 Unit Value at beginning of
   period..........................  $     1.558   $     1.546   $ 1.242    $ 1.236    $ 1.090    $ 1.087    $ 1.000    $ 1.000
 Unit Value at end of period.......        1.429         1.414     1.558      1.546      1.242      1.236      1.090      1.087
 Number of units outstanding at end
   of period (thousands)...........    2,672,372       403,429     2,931        447      3,435        622      2,657        391
 SELECT GROWTH PORTFOLIO (3/97)
 Unit Value at beginning of
   period..........................  $     1.421   $     1.410   $ 1.238    $ 1.232    $ 1.099    $ 1.097    $ 1.000    $ 1.000
 Unit Value at end of period.......        1.338         1.323     1.421      1.410      1.238      1.232      1.099      1.097
 Number of units outstanding at end
   of period (thousands)...........    4,479,543     1,580,483     5,037      2,157      5,356      2,329      3,396      1,191

                                                               PERIOD FROM
                                                                 11/8/95
                                         YEAR ENDED        (EFFECTIVE DATE) TO
                                      DECEMBER 31, 1996     DECEMBER 31, 1995
                                     STANDARD   ENHANCED   STANDARD   ENHANCED
-----------------------------------  -----------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
 SMALL CAP PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................       --         --         --         --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
GREENWICH STREET SERIES FUND:
 TOTAL RETURN PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $ 1.251    $ 1.247    $ 1.010    $ 1.010
 Unit Value at end of period.......    1.550      1.541      1.251      1.247
 Number of units outstanding at end
   of period (thousands)...........   14,921      2,044        651        149
 EQUITY INDEX PORTFOLIO -- CLASS II
   (5/99)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
SALOMON BROTHERS VARIABLE SERIES
 FUNDS, INC.
 INVESTORS FUND (5/98)
 Unit Value at beginning of
   period..........................       --         --         --         --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 TOTAL RETURN FUND (5/98)
 Unit Value at beginning of
   period..........................       --         --         --         --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
SMITH BARNEY CONCERT ALLOCATION
 SERIES INC.:
 SELECT HIGH GROWTH PORTFOLIO
   (3/97)+
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 SELECT GROWTH PORTFOLIO (3/97)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --

                                   APPENDIX B
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                            YEAR ENDED               YEAR ENDED            YEAR ENDED            YEAR ENDED
                                         DECEMBER 31, 2000        DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 1997
                                      STANDARD      ENHANCED     STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
--------------------------------------------------------------------------------------------------------------------------------
 SELECT BALANCED PORTFOLIO (3/97)
 Unit Value at beginning of
   period..........................  $     1.258   $     1.248   $ 1.183    $ 1.177    $ 1.093    $ 1.091    $ 1.000    $ 1.000
 Unit Value at end of period.......        1.303         1.290     1.258      1.248      1.183      1.177      1.093      1.091
 Number of units outstanding at end
   of period (thousands)...........    7,372,297     2,325,059     8,078      2,375      7,216      2,594      4,148      1,789
 SELECT CONSERVATIVE PORTFOLIO
   (3/97)++
 Unit Value at beginning of
   period..........................  $     1.196         1.187   $ 1.162    $ 1.156    $ 1.108    $ 1.105    $ 1.000    $ 1.000
 Unit Value at end of period.......        1.235         1.222     1.196      1.187      1.162      1.156      1.108      1.105
 Number of units outstanding at end
   of period (thousands)...........    1,338,717       334,497     1,316        427      1,424        305        863        105
 SELECT INCOME PORTFOLIO (3/97)++
 Unit Value at beginning of
   period..........................  $     1.148   $     1.139   $ 1.154    $ 1.148    $ 1.106    $ 1.104    $ 1.000    $ 1.000
 Unit Value at end of period.......        1.178         1.166     1.148      1.139      1.154      1.148      1.106      1.104
 Number of units outstanding at end
   of period (thousands)...........      812,127        28,712       791         30      1,102         76        364         25
TRAVELERS SERIES FUND INC.
 AIM CAPITAL APPRECIATION PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $     1.974   $     1.951   $ 1.397    $ 1.385    $ 1.206    $ 1.198    $ 1.088    $ 1.084
 Unit Value at end of period.......        1.748         1.723     1.974      1.951      1.397      1.385      1.206      1.198
 Number of units outstanding at end
   of period (thousands)...........   58,458,248    10,759,671    59,795     10,758     59,824     11,522     48,942      8,845
 ALLIANCE GROWTH PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $     3.795   $     3.737   $ 2.903    $ 2.867    $ 2.276    $ 2.254    $ 1.785    $ 1.772
 Unit Value at end of period.......        3.068         3.012     3.795      3.737      2.903      2.867      2.276      2.254
 Number of units outstanding at end
   of period (thousands)...........   72,884,231    12,646,207    76,734     13,423     67,640     13,083     47,935      8,482
 INVESCO STRATEGIC INCOME PORTFOLIO
   (FORMERLY G.T. GLOBAL STRATEGIC
   INCOME) (11/95)+
 Unit Value at beginning of
   period..........................  $     1.319   $     1.299   $ 1.359    $ 1.342    $ 1.397    $ 1.383    $ 1.316    $ 1.306
 Unit Value at end of period.......        1.378         1.353     1.319      1.299      1.359      1.342      1.397      1.383
 Number of units outstanding at end
   of period (thousands)...........    4,408,007       733,479     5,149        850      5,481        973      5,016        954
 MFS TOTAL RETURN PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $     1.845   $     1.817   $ 1.819    $ 1.796    $ 1.648    $ 1.632    $ 1.376    $ 1.366
 Unit Value at end of period.......        2.127         2.089     1.845      1.817      1.819      1.796      1.648      1.632
 Number of units outstanding at end
   of period (thousands)...........   55,043,366    10,057,271    64,327     11,574     58,653     11,646     34,928      6,139
 PUTNAM DIVERSIFIED INCOME
   PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $     1.325   $     1.304   $ 1.326    $ 1.309    $ 1.332    $ 1.319    $ 1.252    $ 1.243
 Unit Value at end of period.......        1.304         1.281     1.325      1.304      1.326      1.309      1.332      1.319
 Number of units outstanding at end
   of period (thousands)...........   27,997,652     5,666,775    31,303      7,149     29,566      7,312     19,504      3,953

                                                               PERIOD FROM
                                                                 11/8/95
                                         YEAR ENDED        (EFFECTIVE DATE) TO
                                      DECEMBER 31, 1996     DECEMBER 31, 1995
                                     STANDARD   ENHANCED   STANDARD   ENHANCED
-----------------------------------  -----------------------------------------
 SELECT BALANCED PORTFOLIO (3/97)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 SELECT CONSERVATIVE PORTFOLIO
   (3/97)++
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 SELECT INCOME PORTFOLIO (3/97)++
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
TRAVELERS SERIES FUND INC.
 AIM CAPITAL APPRECIATION PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $ 0.958    $ 0.957    $ 1.000    $ 1.000
 Unit Value at end of period.......    1.088      1.084      0.958      0.957
 Number of units outstanding at end
   of period (thousands)...........   29,460      4,246      2,537        908
 ALLIANCE GROWTH PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $ 1.396    $ 1.390    $ 1.047    $ 1.046
 Unit Value at end of period.......    1.785      1.772      1.396      1.390
 Number of units outstanding at end
   of period (thousands)...........   24,031      3,613      1,574        453
 INVESCO STRATEGIC INCOME PORTFOLIO
   (FORMERLY G.T. GLOBAL STRATEGIC
   INCOME) (11/95)+
 Unit Value at beginning of
   period..........................  $ 1.121    $ 1.116    $ 0.945    $ 0.944
 Unit Value at end of period.......    1.316      1.306      1.121      1.116
 Number of units outstanding at end
   of period (thousands)...........    1,833        463         33         80
 MFS TOTAL RETURN PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $ 1.216    $ 1.211    $ 0.979    $ 0.977
 Unit Value at end of period.......    1.376      1.366      1.216      1.211
 Number of units outstanding at end
   of period (thousands)...........   16,651      1,810        913        102
 PUTNAM DIVERSIFIED INCOME
   PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $ 1.170    $ 1.165    $ 1.009    $ 1.007
 Unit Value at end of period.......    1.252      1.243      1.170      1.165
 Number of units outstanding at end
   of period (thousands)...........   10,424      1,461        824        126

                                   APPENDIX B
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                            YEAR ENDED               YEAR ENDED            YEAR ENDED            YEAR ENDED
                                         DECEMBER 31, 2000        DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 1997
                                      STANDARD      ENHANCED     STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
--------------------------------------------------------------------------------------------------------------------------------
 SMITH BARNEY HIGH INCOME PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $     1.472   $     1.450   $ 1.452    $ 1.434    $ 1.463    $ 1.448    $ 1.300    $ 1.291
 Unit Value at end of period.......        1.338         1.314     1.472      1.450      1.452      1.434      1.463      1.448
 Number of units outstanding at end
   of period (thousands)...........   25,994,496     3,605,110    30,633      4,266     31,054      4,740     21,213      2,640
 SMITH BARNEY INTERNATIONAL EQUITY
   PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $     2.164   $     2.131   $ 1.305    $ 1.289    $ 1.240    $ 1.228    $ 1.222    $ 1.213
 Unit Value at end of period.......        1.630         1.601     2.164      2.131      1.305      1.289      1.240      1.228
 Number of units outstanding at end
   of period (thousands)...........   39,840,894     5,396,144    40,313      5,907     38,529      6,199     31,311      4,872
 SMITH BARNEY LARGE CAPITALIZATION
   GROWTH (5/98)
 Unit Value at beginning of
   period..........................  $     1.599   $     1.592   $ 1.237    $ 1.234    $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......        1.471         1.460     1.599      1.592      1.237      1.234         --         --
 Number of units outstanding at end
   of period (thousands)...........   48,151,480     4,219,549    46,288      3,491     12,176      1,447         --         --
 SMITH BARNEY LARGE CAP VALUE
   PORTFOLIO (11/95)
   (formerly Smith Barney Income
     and Growth Portfolio)
 Unit Value at beginning of
   period..........................  $     2.053   $     2.022   $ 2.076    $ 2.050    $ 1.913    $ 1.894    $ 1.528    $ 1.517
 Unit Value at end of period.......        2.296         2.254     2.053      2.022      2.076      2.050      1.913      1.894
 Number of units outstanding at end
   of period (thousands)...........   41,043,899     7,279,634    45,773      8,114     40,967      8,249     27,117      4,645
 SMITH BARNEY MONEY MARKET
   PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $     1.226   $     1.207   $ 1.184    $ 1.169    $ 1.140    $ 1.129    $ 1.098    $ 1.090
 Unit Value at end of period.......        1.285         1.262     1.226      1.207      1.184      1.169      1.140      1.129
 Number of units outstanding at end
   of period (thousands)...........   45,585,702     3,371,813    48,631      5,841     41,370      6,024     25,661      2,417
 SMITH BARNEY PACIFIC BASIN
   PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $     1.435   $     1.413   $ 0.742    $ 0.733    $ 0.700    $ 0.693    $ 0.983    $ 0.977
 Unit Value at end of period.......        0.666         0.654     1.435      1.413      0.742      0.733      0.700      0.693
 Number of units outstanding at end
   of period (thousands)...........    6,296,388       923,579     9,217        967      5,083      1,023      5,124        862
 TRAVELERS MANAGED INCOME PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $     1.306   $     1.286   $ 1.309    $ 1.293    $ 1.261    $ 1.248    $ 1.163    $ 1.154
 Unit Value at end of period.......        1.392         1.367     1.306      1.286      1.309      1.293      1.261      1.248
 Number of units outstanding at end
   of period (thousands)...........   18,462,380     2,585,253    20,425      2,551     11,544      2,823      4,489      1,001

                                                               PERIOD FROM
                                                                 11/8/95
                                         YEAR ENDED        (EFFECTIVE DATE) TO
                                      DECEMBER 31, 1996     DECEMBER 31, 1995
                                     STANDARD   ENHANCED   STANDARD   ENHANCED
-----------------------------------  -----------------------------------------
 SMITH BARNEY HIGH INCOME PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $ 1.162    $ 1.157    $ 0.988    $ 0.986
 Unit Value at end of period.......    1.300      1.291      1.162      1.157
 Number of units outstanding at end
   of period (thousands)...........    7,719        970        243        332
 SMITH BARNEY INTERNATIONAL EQUITY
   PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $ 1.050    $ 1.046    $ 0.955    $ 0.954
 Unit Value at end of period.......    1.222      1.213      1.050      1.046
 Number of units outstanding at end
   of period (thousands)...........   16,855      2,010        556        201
 SMITH BARNEY LARGE CAPITALIZATION
   GROWTH (5/98)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 SMITH BARNEY LARGE CAP VALUE
   PORTFOLIO (11/95)
   (formerly Smith Barney Income
     and Growth Portfolio)
 Unit Value at beginning of
   period..........................  $ 1.291    $ 1.285    $ 0.981    $ 0.980
 Unit Value at end of period.......    1.528      1.517      1.291      1.285
 Number of units outstanding at end
   of period (thousands)...........   11,906      1,606        596        146
 SMITH BARNEY MONEY MARKET
   PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $ 1.058    $ 1.054    $ 1.016    $ 1.014
 Unit Value at end of period.......    1.098      1.090      1.058      1.054
 Number of units outstanding at end
   of period (thousands)...........   22,962      2,362      2,374        820
 SMITH BARNEY PACIFIC BASIN
   PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $ 0.910    $ 0.906    $ 0.899    $ 0.898
 Unit Value at end of period.......    0.983      0.977      0.910      0.906
 Number of units outstanding at end
   of period (thousands)...........    2,755        467         37         20
 TRAVELERS MANAGED INCOME PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $ 1.142    $ 1.137    $ 0.997    $ 0.995
 Unit Value at end of period.......    1.163      1.154      1.142      1.137
 Number of units outstanding at end
   of period (thousands)...........    2,636        266        226         90

                                   APPENDIX B
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                            YEAR ENDED               YEAR ENDED            YEAR ENDED            YEAR ENDED
                                         DECEMBER 31, 2000        DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 1997
                                      STANDARD      ENHANCED     STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
--------------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN ENTERPRISE PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $     3.238   $     3.188   $ 2.601    $ 2.568    $ 2.103    $ 2.083    $ 1.655    $ 1.643
 Unit Value at end of period.......        2.731         2.682     3.238      3.188      2.601      2.568      2.103      2.083
 Number of units outstanding at end
   of period (thousands)...........   37,059,764     6,225,353    39,297      6,615     35,644      6,741     24,635      4,385
TRAVELERS SERIES TRUST:
 CONVERTIBLE BOND PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $     1.175   $     1.169   $ 1.001    $ 0.999    $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......        1.306         1.297     1.175      1.169      1.001      0.999         --         --
 Number of units outstanding at end
   of period (thousands)...........    2,705,833       425,068     1,597        429        418         22         --         --
 DISCIPLINED MID CAP STOCK
   PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $     1.194   $     1.188   $ 1.064    $ 1.063    $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......        1.376         1.366     1.194      1.188      1.064      1.063         --         --
 Number of units outstanding at end
   of period (thousands)...........    7,288,284       833,708     3,984        256        550         28         --         --
 DISCIPLINED SMALL CAP STOCK
   PORTFOLIO (5/98)+
 Unit Value at beginning of
   period..........................  $     1.066   $     1.061   $ 0.896    $ 0.894    $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......        1.076         1.068     1.066      1.061      0.896      0.894         --         --
 Number of units outstanding at end
   of period (thousands)...........    1,550,746       181,191     1,074         87        365         17         --         --
 MFS EMERGING GROWTH PORTFOLIO
   (11/96)
 Unit Value at beginning of
   period..........................  $     2.793   $     2.769   $ 1.599    $ 1.589    $ 1.204    $ 1.200    $ 1.005    $ 1.005
 Unit Value at end of period.......        2.205         2.180     2.793      2.769      1.599      1.589      1.204      1.200
 Number of units outstanding at end
   of period (thousands)...........   38,334,239     7,629,810    38,199      7,825     29,937      7,522     17,295      4,256
 MFS RESEARCH PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $     1.267   $     1.261   $ 1.037    $ 1.035    $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......        1.183         1.174     1.267      1.261      1.037      1.035         --         --
 Number of units outstanding at end
   of period (thousands)...........    8,594,088     1,788,003     7,721      1,495      3,295      1,243         --         --
 STRATEGIC STOCK PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $     0.971   $     0.966   $ 0.936    $ 0.934    $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......        1.057         1.050     0.971      0.966      0.936      0.934         --         --
 Number of units outstanding at end
   of period (thousands)...........    3,018,348        55,440     3,336         80      3,336         44         --         --

                                                               PERIOD FROM
                                                                 11/8/95
                                         YEAR ENDED        (EFFECTIVE DATE) TO
                                      DECEMBER 31, 1996     DECEMBER 31, 1995
                                     STANDARD   ENHANCED   STANDARD   ENHANCED
-----------------------------------  -----------------------------------------
 VAN KAMPEN ENTERPRISE PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $ 1.362    $ 1.356    $ 1.039    $ 1.037
 Unit Value at end of period.......    1.655      1.643      1.362      1.356
 Number of units outstanding at end
   of period (thousands)...........   11,360      1,644        765        329
TRAVELERS SERIES TRUST:
 CONVERTIBLE BOND PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 DISCIPLINED MID CAP STOCK
   PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 DISCIPLINED SMALL CAP STOCK
   PORTFOLIO (5/98)+
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 MFS EMERGING GROWTH PORTFOLIO
   (11/96)
 Unit Value at beginning of
   period..........................  $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......    1.005      1.005         --         --
 Number of units outstanding at end
   of period (thousands)...........    2,506        466         --         --
 MFS RESEARCH PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 STRATEGIC STOCK PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --

The date shown next to each fund's name reflects the date money first came into the fund through the Separate Account. Funds not listed had no money allocated to them as of December 31, 2000. The financial statements of Fund BD II and The Travelers Life and Annuity Company are contained in the SAI.

*  Fund's name has changed. Refer to the prospectus for the new name.

+  No longer available to new contract owners.

++ Fund is closed.

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal Underwriting Agreement
        Valuation of Assets
        Performance Information
        Federal Tax Considerations
        Independent Accountants
        Financial Statements
--------------------------------------------------------------------------------
Copies of the Statement of Additional Information dated May 1, 2001 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Life and Annuity Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12253S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12540S.

Name:

 ___________________________________

Address:

 ___________________________________

 ___________________________________

                      THIS PAGE INTENTIONALLY LEFT BLANK.

L-12253                                                              May 1, 2001

                                     PART B

          Information Required in a Statement of Additional Information

                                     VINTAGE

                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2001

                                       for

                 THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES

                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2001. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-9061, or by calling 1-800-842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.




                                TABLE OF CONTENTS

THE INSURANCE COMPANY .......................................         2

PRINCIPAL UNDERWRITER .......................................         2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT ...........         2

VALUATION OF ASSETS .........................................         2

PERFORMANCE INFORMATION .....................................         3

FEDERAL TAX CONSIDERATIONS ..................................         7

INDEPENDENT ACCOUNTANTS .....................................        10

FINANCIAL STATEMENTS ........................................       F-1

                              THE INSURANCE COMPANY

         The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states, (except New Hampshire and New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Tower Square Hartford, Connecticut 06183 and its telephone number is
(860) 277-0111.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Comissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

         The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Fund BD II meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Fund BD II are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.


                              PRINCIPAL UNDERWRITER

         Travelers Distribution LLC ("TDLLC") serves as principal underwriter for Fund BD II and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Tower Square, Hartford, Connecticut. TDLLC is affiliated with the Company and Fund BD II.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

         Under the terms of the Distribution and Principal Underwriting Agreement among Fund BD II, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

         Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

         Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

         Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the Funding Option at the beginning of the valuation period.

         The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                             PERFORMANCE INFORMATION

         From time to time, the Company may advertise several types of historical performance for the Funding Options of Fund BD II. The Company may advertise the "standardized average annual total returns" of the Funding Options, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total returns," as described below:

         STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to a Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for contract sold under the Prospectus to which this SAI relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable withdrawal charge at that time.

         NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandard total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

         For Funding Options that were in existence prior to the date they became available under Fund BD II, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held available under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

         Average annual total returns for each of the Funding Options available under Fund BD II computed according to the standardized and nonstandardized methods for the period ending December 31, 2000 are set forth in the following table.

                                TRAVELERS VINTAGE
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00

                                                                       Standard Death Benefit Option
                                                    ------------------------------------------------------------------
                                                     Inception       YTD     1 Year    3 Years    5 Years      Since
                                                       Date                                                  Inception
STOCK ACCOUNTS:
AIM Capital Appreciation Portfolio                  10/10/1995      -11.44%   -11.44%    13.17%     12.77%    11.27%
Alliance Growth Portfolio                            6/20/1994      -19.17%   -19.17%    10.45%     17.04%    18.70%
Dreyfus VIF Small Cap Portfolio                      8/31/1990       12.00%    12.00%     8.91%     11.42%    31.69%
Equity Index Portfolio - Class  II *                11/30/1991      -10.37%   -10.37%    10.73%     16.91%    16.04%
MFS Emerging Growth Portfolio                        8/30/1996      -21.06%   -21.06%    22.32%      -        21.37%
MFS Research Portfolio                               3/23/1998       -6.67%    -6.67%     -          -         6.71%
Salomon Brothers Variable Investors Fund             2/17/1998       13.91%    13.91%     -          -        11.75%
Smith Barney International Equity Portfolio          6/20/1994      -24.68%   -24.68%     9.53%      9.18%     7.76%
Smith Barney Large Cap Growth Portfolio               5/1/1998       -8.03%    -8.03%     -          -        15.54%
Smith Barney Large Cap Value Portfolio               6/20/1994       11.80%    11.80%     6.27%     12.19%    13.55%
Smith Barney Pacific Basin Portfolio                 6/21/1994      -53.58%   -53.58%    -1.61%     -6.04%    -6.02%
Smith Barney Total Return Portfolio                  12/3/1993       19.08%    19.08%    14.20%     16.34%    16.03%
Strategic Stock Portfolio                             5/1/1998        8.94%     8.94%     -          -         2.11%
Travelers Disciplined Mid Cap Stock Portfolio         4/1/1997       15.27%    15.27%    14.30%      -        20.13%
Travelers Disciplined Small Cap Stock Portfolio       5/1/1998        0.92%     0.92%     -          -         2.22%
Van Kampen Enterprise Portfolio                      6/21/1994      -15.64%   -15.64%     9.09%     14.91%    16.62%
BOND ACCOUNTS:
Putnam Diversified Income Portfolio                  6/20/1994       -1.54%    -1.54%    -0.70%      2.19%     4.15%
Salomon Brothers Global High Yield Portfolio         6/21/1994        4.43%     4.43%    -0.45%      4.21%     5.03%
Smith Barney High Income Portfolio                   6/22/1994       -9.11%    -9.11%    -2.92%      2.85%     4.56%
Travelers Convertible Bond Portfolio                  5/1/1998       11.21%    11.21%     -          -        10.52%
Travelers Managed Income Portfolio                   6/28/1994        6.64%     6.64%     3.36%      4.04%     5.21%
BALANCED ACCOUNTS:
MFS Total Return Portfolio                           6/20/1994       15.29%    15.29%     8.87%     11.82%    12.24%
Salomon Brothers Variable Total Return Fund          2/17/1998        6.66%     6.66%     -          -         3.74%
Smith Barney Concert Select Balanced Portfolio       3/10/1997        3.62%     3.62%     6.04%      -         7.20%
Smith Barney Concert Select Growth Portfolio         3/11/1997       -5.88%    -5.88%     6.76%      -         7.93%
MONEY MARKET ACCOUNTS:
Smith Barney Money Market Portfolio                  6/20/1994        4.83%     4.83%     4.06%      3.95%     3.91%

Smith Barney Money Market Portfolio - 7 Day Yield                     5.03%   This yield quotation more closely
                                                                              reflects the current earnings of this
                                                                              fund.

                                                            Enhanced Death Benefit Option +
                                                    ---------------------------------------------------
                                                      YTD      1 Year    3 Years   5 Years     Since
                                                                                             Inception
STOCK ACCOUNTS:
AIM Capital Appreciation Portfolio                  -11.68%    -11.68%    12.85%     12.46%    10.96%
Alliance Growth Portfolio                           -19.40%    -19.40%    10.14%     16.71%    18.37%
Dreyfus VIF Small Cap Portfolio                      11.69%     11.69%     8.60%     11.11%    31.33%
Equity Index Portfolio - Class  II*                 -10.62%    -10.62%    10.42%     16.59%    15.72%
MFS Emerging Growth Portfolio                       -21.28%    -21.28%    21.98%      -        21.03%
MFS Research Portfolio                               -6.93%     -6.93%     -          -         6.41%
Salomon Brothers Variable Investors Fund             13.59%     13.59%     -          -        11.44%
Smith Barney International Equity Portfolio         -24.89%    -24.89%     9.23%      8.88%     7.46%
Smith Barney Large Cap Growth Portfolio              -8.29%     -8.29%     -          -        15.22%
Smith Barney Large Cap Value Portfolio               11.49%     11.49%     5.97%     11.87%    13.24%
Smith Barney Pacific Basin Portfolio                -53.71%    -53.71%    -1.88%     -6.30%    -6.29%
Smith Barney Total Return Portfolio                  18.75%     18.75%    13.88%     16.01%    15.80%
Strategic Stock Portfolio                             8.64%      8.64%     -          -         1.83%
Travelers Disciplined Mid Cap Stock Portfolio        14.94%     14.94%    13.98%      -        19.79%
Travelers Disciplined Small Cap Stock Portfolio       0.64%      0.64%     -          -         1.93%
Van Kampen Enterprise Portfolio                     -15.88%    -15.88%     8.79%     14.59%    16.30%
BOND ACCOUNTS:
Putnam Diversified Income Portfolio                  -1.81%     -1.81%    -0.98%      1.91%     3.86%
Salomon Brothers Global High Yield Portfolio          4.14%      4.14%    -0.73%      3.92%     4.74%
Smith Barney High Income Portfolio                   -9.37%     -9.37%    -3.19%      2.57%     4.27%
Travelers Convertible Bond Portfolio                 10.91%     10.91%     -          -        10.22%
Travelers Managed Income Portfolio                    6.34%      6.34%     3.07%      3.75%     4.92%
BALANCED ACCOUNTS:
MFS Total Return Portfolio                           14.97%     14.97%     8.57%     11.51%    11.93%
Salomon Brothers Variable Total Return Fund           6.36%      6.36%     -          -         3.45%
Smith Barney Concert Select Balanced Portfolio        3.33%      3.33%     5.74%      -         6.90%
Smith Barney Concert Select Growth Portfolio         -6.14%     -6.14%     6.46%      -         7.63%
MONEY MARKET ACCOUNTS:
Smith Barney Money Market Portfolio                   4.54%      4.54%     3.77%      3.66%     3.62%

Smith Barney Money Market Portfolio - 7 Day Yield     4.73%   This yield quotation more closely
                                                              reflects the current earnings of this
                                                              fund.

The inception date is the date that the underlying fund commenced operations.

* These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

                                TRAVELERS VINTAGE
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00


                                                                       Standard Death Benefit Option
                                                    -----------------------------------------------------------------
                                                     Inception        YTD     1 Year    3 Years    5 Years    Since
                                                       Date                                                 Inception
STOCK ACCOUNTS:
AIM Capital Appreciation Portfolio                  10/10/1995      -11.44%   -11.44%    13.17%     12.77%    11.27%
Alliance Growth Portfolio                            6/20/1994      -19.17%   -19.17%    10.45%     17.04%    18.70%
Dreyfus VIF Small Cap Portfolio                      8/31/1990       12.00%    12.00%     8.91%     11.42%    31.69%
Equity Index Portfolio - Class  II *                11/30/1991      -10.37%   -10.37%    10.73%     16.91%    16.04%
MFS Emerging Growth Portfolio                        8/30/1996      -21.06%   -21.06%    22.32%      -        21.37%
MFS Research Portfolio                               3/23/1998       -6.67%    -6.67%     -          -         6.71%
Salomon Brothers Variable Investors Fund             2/17/1998       13.91%    13.91%     -          -        11.75%
Smith Barney International Equity Portfolio          6/20/1994      -24.68%   -24.68%     9.53%      9.18%     7.76%
Smith Barney Large Cap Growth Portfolio               5/1/1998       -8.03%    -8.03%     -          -        15.54%
Smith Barney Large Cap Value Portfolio               6/20/1994       11.80%    11.80%     6.27%     12.19%    13.55%
Smith Barney Pacific Basin Portfolio                 6/21/1994      -53.58%   -53.58%    -1.61%     -6.04%    -6.02%
Smith Barney Total Return Portfolio                  12/3/1993       19.08%    19.08%    14.20%     16.34%    16.03%
Strategic Stock Portfolio                             5/1/1998        8.94%     8.94%     -          -         2.11%
Travelers Disciplined Mid Cap Stock Portfolio         4/1/1997       15.27%    15.27%    14.30%      -        20.13%
Travelers Disciplined Small Cap Stock Portfolio       5/1/1998        0.92%     0.92%     -          -         2.22%
Van Kampen Enterprise Portfolio                      6/21/1994      -15.64%   -15.64%     9.09%     14.91%    16.62%
BOND ACCOUNTS:
Putnam Diversified Income Portfolio                  6/20/1994       -1.54%    -1.54%    -0.70%      2.19%     4.15%
Salomon Brothers Global High Yield Portfolio         6/21/1994        4.43%     4.43%    -0.45%      4.21%     5.03%
Smith Barney High Income Portfolio                   6/22/1994       -9.11%    -9.11%    -2.92%      2.85%     4.56%
Travelers Convertible Bond Portfolio                  5/1/1998       11.21%    11.21%     -          -        10.52%
Travelers Managed Income Portfolio                   6/28/1994        6.64%     6.64%     3.36%      4.04%     5.21%
BALANCED ACCOUNTS:
MFS Total Return Portfolio                           6/20/1994       15.29%    15.29%     8.87%     11.82%    12.24%
Salomon Brothers Variable Total Return Fund          2/17/1998        6.66%     6.66%     -          -         3.74%
Smith Barney Concert Select Balanced Portfolio       3/10/1997        3.62%     3.62%     6.04%      -         7.20%
Smith Barney Concert Select Growth Portfolio         3/11/1997       -5.88%    -5.88%     6.76%      -         7.93%
MONEY MARKET ACCOUNTS:
Smith Barney Money Market Portfolio                  6/20/1994        4.83%     4.83%     4.06%      3.95%     3.91%

Smith Barney Money Market Portfolio - 7 Day Yield                     5.03%  This yield quotation more closely
                                                                             reflects the current earnings of this
                                                                             fund.

                                                              Enhanced Death Benefit Option +
                                                    ---------------------------------------------------
                                                      YTD       1 Year    3 Years    5 Years    Since
                                                                                              Inception
STOCK ACCOUNTS:
AIM Capital Appreciation Portfolio                   -11.68%    -11.68%    12.85%     12.46%    10.96%
Alliance Growth Portfolio                            -19.40%    -19.40%    10.14%     16.71%    18.37%
Dreyfus VIF Small Cap Portfolio                       11.69%     11.69%     8.60%     11.11%    31.33%
Equity Index Portfolio - Class  II*                  -10.62%    -10.62%    10.42%     16.59%    15.72%
MFS Emerging Growth Portfolio                        -21.28%    -21.28%    21.98%      -        21.03%
MFS Research Portfolio                                -6.93%     -6.93%     -          -         6.41%
Salomon Brothers Variable Investors Fund              13.59%     13.59%     -          -        11.44%
Smith Barney International Equity Portfolio          -24.89%    -24.89%     9.23%      8.88%     7.46%
Smith Barney Large Cap Growth Portfolio               -8.29%     -8.29%     -          -        15.22%
Smith Barney Large Cap Value Portfolio                11.49%     11.49%     5.97%     11.87%    13.24%
Smith Barney Pacific Basin Portfolio                 -53.71%    -53.71%    -1.88%     -6.30%    -6.29%
Smith Barney Total Return Portfolio                   18.75%     18.75%    13.88%     16.01%    15.80%
Strategic Stock Portfolio                              8.64%      8.64%     -          -         1.83%
Travelers Disciplined Mid Cap Stock Portfolio         14.94%     14.94%    13.98%      -        19.79%
Travelers Disciplined Small Cap Stock Portfolio        0.64%      0.64%     -          -         1.93%
Van Kampen Enterprise Portfolio                      -15.88%    -15.88%     8.79%     14.59%    16.30%
BOND ACCOUNTS:
Putnam Diversified Income Portfolio                   -1.81%     -1.81%    -0.98%      1.91%     3.86%
Salomon Brothers Global High Yield Portfolio           4.14%      4.14%    -0.73%      3.92%     4.74%
Smith Barney High Income Portfolio                    -9.37%     -9.37%    -3.19%      2.57%     4.27%
Travelers Convertible Bond Portfolio                  10.91%     10.91%     -          -        10.22%
Travelers Managed Income Portfolio                     6.34%      6.34%     3.07%      3.75%     4.92%
BALANCED ACCOUNTS:
MFS Total Return Portfolio                            14.97%     14.97%     8.57%     11.51%    11.93%
Salomon Brothers Variable Total Return Fund            6.36%      6.36%     -          -         3.45%
Smith Barney Concert Select Balanced Portfolio         3.33%      3.33%     5.74%      -         6.90%
Smith Barney Concert Select Growth Portfolio          -6.14%     -6.14%     6.46%      -         7.63%
MONEY MARKET ACCOUNTS:
Smith Barney Money Market Portfolio                    4.54%      4.54%     3.77%      3.66%     3.62%

Smith Barney Money Market Portfolio - 7 Day Yield      4.73%  This yield quotation more closely
                                                              reflects the current earnings of this
                                                              fund.

The inception date is the date that the underlying fund commenced operations.

* These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

                           FEDERAL TAX CONSIDERATIONS

         The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

         Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan, or a Section 403(b) annuity, attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70-1/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

         Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are generally includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

         If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

         Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

         In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically,
Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES

         To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

         The Code provides for the purchase of a Simplified Employee Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $35,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

         Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

         Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

         Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

         Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

         Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

         The contract includes an optional death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.

SECTION 403(b) PLANS

         Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code.

         The contract includes an optional death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

         Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

         The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

      There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

      (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

      (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

      (d)   the distribution is a hardship distribution.

         A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

         To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

         The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2001, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,150 or less per year, will generally be exempt from periodic withholding.

         Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

         Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.


                             INDEPENDENT ACCOUNTANTS

         The financial statements of The Travelers Life and Annuity
Company as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, included herein, and the financial statements of The Travelers Fund BD II for Variable Annuities as of December 31, 2000, and for the years ended December 31, 2000 and 1999, also included herein, have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

ANNUAL REPORT
DECEMBER 31, 2000





                      THE TRAVELERS FUND BD II
                      FOR VARIABLE ANNUITIES





   [TRAVELERS INSURANCE LOGO]

   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   One Tower Square
   Hartford, CT  06183

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000

ASSETS:
 Investments at market value:
  Dreyfus Variable Investment Fund, 276,279 shares (cost $14,473,631) ...............           $ 11,134,052
  Greenwich Street Series Fund, 5,772,242 shares (cost $102,526,649) ................            131,915,896
  Salomon Brothers Variable Series Fund Inc., 636,577 shares (cost $7,380,942) ......              8,072,901
  Smith Barney Concert Allocation Series Inc., 2,273,327 shares (cost $26,207,644)                28,141,034
  The Travelers Series Trust, 6,985,817 shares (cost $102,829,043) ..................            133,897,249
  Travelers Series Fund Inc., 116,003,965 shares (cost $990,615,603) ................          1,087,522,517
                                                                                         --------------------

     Total Investments (cost $1,244,033,512) ........................................                              $ 1,400,683,649

 Receivables:
  Dividends .........................................................................                                      111,403
  Purchase payments and transfers from other Travelers accounts .....................                                    4,135,954
 Other assets .......................................................................                                       15,247
                                                                                                               --------------------

     Total Assets ...................................................................                                1,404,946,253
                                                                                                               --------------------


LIABILITIES:
 Payables:
  Contract surrenders and transfers to other Travelers accounts .....................                                    4,912,066
  Insurance charges .................................................................                                      400,882
  Administrative fees ...............................................................                                       56,759
 Accrued liabilities ................................................................                                        4,342
                                                                                                               --------------------

  Total Liabilities .................................................................                                    5,374,049
                                                                                                               --------------------

NET ASSETS: .........................................................................                              $ 1,399,572,204
                                                                                                               ====================




                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2000


INVESTMENT INCOME:
 Dividends ................................................................                            $   95,946,550

EXPENSES:
 Insurance charges ........................................................        $ 16,471,473
 Administrative fees ......................................................           2,331,226
                                                                                ----------------

  Total expenses ..........................................................                                18,802,699
                                                                                                   -------------------

   Net investment income ..................................................                                77,143,851
                                                                                                   -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..........................................       1,372,556,498
  Cost of investments sold ................................................       1,335,732,984
                                                                                ----------------

Net realized gain (loss) ..................................................                                36,823,514

 Change in unrealized gain (loss) on investments:
  Unrealized gain at December 31, 1999 ....................................         381,221,942
  Unrealized gain at December 31, 2000 ....................................         156,650,137
                                                                                ----------------

   Net change in unrealized gain (loss) for the year ......................                              (224,571,805)
                                                                                                   -------------------

    Net realized gain (loss) and change in unrealized gain (loss) .........                              (187,748,291)
                                                                                                   -------------------

 Net decrease in net assets resulting from operations .....................                            $ (110,604,440)
                                                                                                   ===================





                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                   STATEMENT OF CHANGES IN NET ASSETS FOR THE
                     YEARS ENDED DECEMBER 31, 2000 AND 1999




                                                                                     2000                 1999
                                                                                     ----                 ----
OPERATIONS:
  Net investment income ...................................................    $    77,143,851       $    33,974,238
  Net realized gain (loss) from investment transactions ...................         36,823,514            34,425,863
  Net change in unrealized gain (loss) on investments .....................       (224,571,805)          224,502,556
                                                                               ---------------       ---------------

    Net increase (decrease) in net assets resulting from operations .......       (110,604,440)          292,902,657
                                                                               ---------------       ---------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 14,466,559 and 81,097,207 units, respectively) .........         27,888,896           138,224,630
  Participant transfers from other Travelers accounts
    (applicable to 880,933,937 and 832,988,508 units, respectively) .......      1,339,523,195         1,116,649,737
  Administrative charges
    (applicable to 88,811 and 112,174 units, respectively) ................           (198,041)             (209,738)
  Contract surrenders
    (applicable to 61,769,280 and 39,823,422 units, respectively) .........       (123,324,990)          (70,379,394)
  Participant transfers to other Travelers accounts
    (applicable to 859,037,776 and 756,377,558 units, respectively) .......     (1,304,097,378)       (1,002,170,368)
  Other payments to participants
    (applicable to 12,285,460 and 9,043,464 units, respectively) ..........        (23,847,832)          (17,040,756)
                                                                               ---------------       ---------------

  Net increase (decrease) in net assets resulting from unit transactions           (84,056,150)          165,074,111
                                                                               ---------------       ---------------

  Net increase (decrease) in net assets ...................................       (194,660,590)          457,976,768

NET ASSETS:
  Beginning of year .......................................................      1,594,232,794         1,136,256,026
                                                                               ---------------       ---------------

  End of year .............................................................    $ 1,399,572,204       $ 1,594,232,794
                                                                               ===============       ===============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund BD II for Variable Annuities ("Fund BD II") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by Travelers Life. Fund BD II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund BD II is comprised of the Travelers Vintage Annuity product.

Participant purchase payments applied to Fund BD II are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2000, the investments comprising Fund BD II were: Small Cap Portfolio of Dreyfus Variable Investment Fund; Total Return Portfolio and Equity Index Portfolio - Class II Shares of Greenwich Street Series Fund; Total Return Fund (formerly Salomon Brothers Variable Total Return Fund) and Investors Fund (formerly Salomon Brothers Variable Investors Fund) of Salomon Brothers Variable Series Fund Inc.; Balanced Portfolio - Class A (formerly Select Balanced Portfolio), Conservative Portfolio - Class A (formerly Select Conservative Portfolio), Growth Portfolio - Class A (formerly Select Growth Portfolio), High Growth Portfolio - Class A (formerly Select High Growth Portfolio) and Income Portfolio - Class A (formerly Select Income Portfolio) of Smith Barney Concert Allocation Series Inc.; MFS Emerging Growth Portfolio, MFS Research Portfolio, Strategic Stock Portfolio, Convertible Bond Portfolio, Disciplined Mid Cap Stock Portfolio and Disciplined Small Cap Stock Portfolio of The Travelers Series Trust; AIM Capital Appreciation Portfolio, Alliance Growth Portfolio, INVESCO Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, Travelers Managed Income Portfolio and Van Kampen Enterprise Portfolio of Travelers Series Fund Inc.

Travelers Series Fund Inc., Smith Barney Concert Allocation Series Inc. and Salomon Brothers Variable Series Fund Inc. are incorporated under Maryland law. The Travelers Series Trust, Greenwich Street Series Fund and Dreyfus Variable Investment Fund are registered as Massachusetts business trusts. All funds except Small Cap Portfolio of Dreyfus Variable Investment Fund are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund BD II in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES. The operations of Fund BD II form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD II. Fund BD II is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $1,367,002,216 and $1,372,556,498, respectively, for the year ended December 31, 2000. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $1,244,033,512 at December 31, 2000. Gross unrealized appreciation for all investments at December 31, 2000 was $181,230,929. Gross unrealized depreciation for all investments at December 31, 2000 was $24,580,792.

3.  CONTRACT CHARGES

Insurance charges are paid for the mortality and expense risks assumed by Travelers Life. Each business day, Travelers Life deducts a mortality and expense charge, which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.02% and 1.30%, of the amounts held in each funding option for the Standard Death Benefit and the Enhanced Death Benefit, respectively.

Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.15% of the amounts held in each funding option.

For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover contract administrative charges.

No sales charge is deducted from participant purchase payments when they are received. However, Travelers Life generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within six years of its payment date. Contract surrender payments include $2,225,043 and $1,685,474 of contingent deferred sales charges for the years ended December 31, 2000 and 1999, respectively.

4.  NET CONTRACT OWNERS' EQUITY


                                                                        DECEMBER 31, 2000
                                                 --------------------------------------------------------------
                                                 ACCUMULATION         ANNUITY             UNIT            NET
                                                    UNITS              UNITS              VALUE          ASSETS
                                                    ----               -----              -----          ------
  Dreyfus Variable Investment Fund
    Small Cap Portfolio
      Standard Death Benefit ...........           8,748,382                  --        $    1.162    $ 10,165,698
      Enhanced Death Benefit ...........             804,861                  --             1.153         928,344

  Greenwich Street Series Fund
    Total Return Portfolio
      Standard Death Benefit ...........          39,490,270               7,334             2.667     105,351,505
      Enhanced Death Benefit ...........           7,833,318              19,503             2.622      20,591,014
    Equity Index Portfolio - Class II
      Shares
      Standard Death Benefit ...........           5,833,690                  --             0.976       5,690,877
      Enhanced Death Benefit ...........              88,601                  --             0.971          86,033

  Salomon Brothers Variable Series Fund
    Inc.
    Total Return Fund
      Standard Death Benefit ...........           1,806,837                  --             1.060       1,914,659
      Enhanced Death Benefit ...........             214,225                  --             1.052         225,324
    Investors Fund
      Standard Death Benefit ...........           3,800,664                  --             1.275       4,843,917
      Enhanced Death Benefit ...........             858,755                  --             1.265       1,086,371

  Smith Barney Concert Allocation Series
    Inc.
    Balanced Portfolio - Class A
      Standard Death Benefit ...........           7,372,297                  --             1.303       9,608,765
      Enhanced Death Benefit ...........           2,325,059                  --             1.290       2,998,234
    Conservative Portfolio - Class A
      Standard Death Benefit ...........           1,338,717                  --             1.235       1,653,166
      Enhanced Death Benefit ...........             334,497                  --             1.222         408,735
    Growth Portfolio - Class A
      Standard Death Benefit ...........           4,479,543                  --             1.338       5,991,604
      Enhanced Death Benefit ...........           1,580,483                  --             1.323       2,091,577
    High Growth Portfolio - Class A
      Standard Death Benefit ...........           2,672,372                  --             1.429       3,818,793
      Enhanced Death Benefit ...........             403,429                  --             1.414         570,384
    Income Portfolio - Class A
      Standard Death Benefit ...........             812,127                  --             1.178         956,923
      Enhanced Death Benefit ...........              28,712                  --             1.166          33,476

                                                                     DECEMBER 31, 2000
                                               ------------------------------------------------------------------

                                                 ACCUMULATION       ANNUITY                UNIT          NET
                                                    UNITS            UNITS                 VALUE        ASSETS
                                                    -----            -----                 -----        ------
  The Travelers Series Trust
   MFS Emerging Growth Portfolio
    Standard Death Benefit ............          38,334,239                  --        $    2.205    $ 84,525,212
    Enhanced Death Benefit ............           7,629,810                  --             2.180      16,628,523
   MFS Research Portfolio
    Standard Death Benefit ............           8,594,088                  --             1.183      10,162,847
    Enhanced Death Benefit ............           1,788,003                  --             1.174       2,098,731
   Strategic Stock Portfolio
    Standard Death Benefit ............           3,018,348                  --             1.057       3,191,638
    Enhanced Death Benefit ............              55,440                  --             1.050          58,190
   Convertible Bond Portfolio
    Standard Death Benefit ............           2,705,833                  --             1.306       3,534,530
    Enhanced Death Benefit ............             425,068                  --             1.297         551,155
   Disciplined Mid Cap Stock Portfolio
    Standard Death Benefit ............           7,288,284                  --             1.376      10,027,407
    Enhanced Death Benefit ............             833,708                  --             1.366       1,138,642
   Disciplined Small Cap Stock Portfolio
    Standard Death Benefit ............           1,550,746                  --             1.076       1,667,933
    Enhanced Death Benefit ............             181,191                  --             1.068         193,447

Travelers Series Fund Inc. ............
   AIM Capital Appreciation Portfolio
    Standard Death Benefit ............          58,444,194              14,054             1.748     102,203,850
    Enhanced Death Benefit ............          10,759,671                  --             1.723      18,538,352
   Alliance Growth Portfolio
    Standard Death Benefit ............          72,864,940              19,291             3.068     223,562,802
    Enhanced Death Benefit ............          12,646,207                  --             3.012      38,087,901
   INVESCO Strategic Income Portfolio
    Standard Death Benefit ............           4,408,007                  --             1.378       6,073,422
    Enhanced Death Benefit ............             733,479                  --             1.353         992,309
   MFS Total Return Portfolio
    Standard Death Benefit ............          55,034,458               8,908             2.127     117,087,284
    Enhanced Death Benefit ............          10,037,695              19,576             2.089      21,006,689
   Putnam Diversified Income Portfolio
    Standard Death Benefit ............          27,997,652                  --             1.304      36,514,012
    Enhanced Death Benefit ............           5,641,040              25,735             1.281       7,256,605

                                                                               DECEMBER 31, 2000
                                                      ----------------------------------------------------------------------

                                                      ACCUMULATION               ANNUITY          UNIT             NET
                                                          UNITS                   UNITS           VALUE           ASSETS
                                                          -----                   -----           -----           ------
  Travelers Series Fund Inc. (continued)
    Smith Barney High Income Portfolio
      Standard Death Benefit ...............            25,994,496                    --        $    1.338    $   34,783,080
      Enhanced Death Benefit ...............             3,581,406                23,704             1.314         4,736,554
    Smith Barney International Equity
      Portfolio
      Standard Death Benefit ...............            39,840,894                    --             1.630        64,946,303
      Enhanced Death Benefit ...............             5,367,433                28,711             1.601         8,637,171
    Smith Barney Large Capitalization Growth
      Portfolio
      Standard Death Benefit ...............            48,151,480                    --             1.471        70,814,905
      Enhanced Death Benefit ...............             4,219,549                    --             1.460         6,159,693
    Smith Barney Large Cap Value Portfolio
      Standard Death Benefit ...............            41,035,493                 8,406             2.296        94,210,652
      Enhanced Death Benefit ...............             7,261,898                17,736             2.254        16,406,741
    Smith Barney Money Market Portfolio
      Standard Death Benefit ...............            45,585,702                    --             1.285        58,570,348
      Enhanced Death Benefit ...............             3,371,813                    --             1.262         4,253,731
    Smith Barney Pacific Basin Portfolio
      Standard Death Benefit ...............             6,296,388                    --             0.666         4,195,175
      Enhanced Death Benefit ...............               923,579                    --             0.654           604,214
    Travelers Managed Income Portfolio
      Standard Death Benefit ...............            18,462,380                    --             1.392        25,701,309
      Enhanced Death Benefit ...............             2,559,569                25,684             1.367         3,533,965
    Van Kampen Enterprise Portfolio
      Standard Death Benefit ...............            37,053,049                 6,715             2.731       101,208,185
      Enhanced Death Benefit ...............             6,209,912                15,441             2.682        16,693,298
                                                                                                              --------------

  Net Contract Owners' Equity ............................................................................    $1,399,572,204
                                                                                                              ==============


5.  STATEMENT OF INVESTMENTS


  INVESTMENTS                                                                    NO. OF                  MARKET
                                                                                 SHARES                  VALUE
                                                                             --------------          --------------
  DREYFUS VARIABLE INVESTMENT FUND (0.8%)
    Small Cap Portfolio
      Total (Cost $14,473,631)                                                      276,279          $   11,134,052
                                                                             --------------          --------------

  GREENWICH STREET SERIES FUND (9.4%)
    Total Return Portfolio (Cost $96,484,142)                                     5,593,665             126,137,144
    Equity Index Portfolio - Class II (Cost $6,042,507)                             178,577               5,778,752
                                                                             --------------          --------------
      Total (Cost $102,526,649)                                                   5,772,242             131,915,896
                                                                             --------------          --------------

  SALOMON BROTHERS VARIABLE SERIES FUND INC. (0.6%)
    Total Return Fund (Cost $2,090,914)                                             200,063               2,140,678
    Investors Fund (Cost $5,290,028)                                                436,514               5,932,223
                                                                             --------------          --------------
      Total (Cost $7,380,942)                                                       636,577               8,072,901
                                                                             --------------          --------------

  SMITH BARNEY CONCERT ALLOCATION SERIES INC. (2.0%)
    Balanced Portfolio - Class A (Cost $11,981,802)                               1,048,315              12,611,230
    Conservative Portfolio - Class A (Cost $2,066,771)                              181,726               2,062,589
    Growth Portfolio - Class A (Cost $7,430,145)                                    634,686               8,085,896
    Growth Portfolio Class A (Cost $3,692,343)                                      316,782               4,390,601
    Income Portfolio - Class A (Cost $1,036,583)                                     91,818                 990,718
                                                                             --------------          --------------
      Total (Cost $26,207,644)                                                    2,273,327              28,141,034
                                                                             --------------          --------------

  THE TRAVELERS SERIES TRUST (9.6%)
    MFS Emerging Growth Portfolio (Cost $73,016,419)                              4,479,223             101,230,434
    MFS Research Portfolio (Cost $11,158,107)                                     1,010,627              12,279,116
    Strategic Stock Portfolio (Cost $3,092,453)                                     327,377               3,250,851
    Convertible Bond Portfolio (Cost $3,760,906)                                    338,386               4,080,938
    Disciplined Mid Cap Stock Portfolio (Cost $10,029,921)                          648,548              11,193,937
    Disciplined Small Cap Stock Portfolio (Cost $1,771,237)                         181,656               1,861,973
                                                                             --------------          --------------
      Total (Cost $102,829,043)                                                   6,985,817             133,897,249
                                                                             --------------          --------------

  TRAVELERS SERIES FUND INC. (77.6%)
    AIM Capital Appreciation Portfolio (Cost $83,893,046)                         6,673,134             120,850,460
    Alliance Growth Portfolio (Cost $230,806,844)                                10,535,521             261,807,705
    INVESCO Strategic Income Portfolio (Cost $8,157,971)                            691,589               7,068,037
    MFS Total Return Portfolio (Cost $120,349,348)                                7,778,344             138,143,395
    Putnam Diversified Income Portfolio (Cost $49,533,279)                        4,194,001              43,785,370
    Smith Barney High Income Portfolio (Cost $49,057,995)                         3,910,616              39,536,330
    Smith Barney International Equity Portfolio (Cost $80,821,326)                4,462,850              77,608,965
    Smith Barney Large Capitalization Growth Portfolio (Cost $68,895,327)         5,186,995              77,078,753
    Smith Barney Large Cap Value Portfolio (Cost $95,415,428)                     5,207,611             110,661,729
    Smith Barney Money Market Portfolio (Cost $58,971,317)                       58,971,317              58,971,317
    Smith Barney Pacific Basin Portfolio (Cost $6,156,523)                          684,876               4,800,981
    Travelers Managed Income Portfolio (Cost $28,339,693)                         2,443,188              29,244,965
    Van Kampen Enterprise Portfolio (Cost $110,217,506)                           5,263,923             117,964,510
                                                                             --------------          --------------
      Total (Cost $990,615,603)                                                 116,003,965           1,087,522,517
                                                                             --------------          --------------

TOTAL INVESTMENTS (100%)
  (COST $1,244,033,512)                                                                              $1,400,683,649
                                                                                                     ==============



6.  SCHEDULE OF FUND BD II OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                               SMALL CAP PORTFOLIO                  TOTAL RETURN PORTFOLIO
                                                       ---------------------------------       ---------------------------------
                                                             2000                1999              2000               1999
                                                             ----                ----              ----               ----
INVESTMENT INCOME:
Dividends ...........................................  $   4,910,616       $       1,685       $   8,268,990       $   6,460,432
                                                       -------------       -------------       -------------       -------------

EXPENSES:
Insurance charges ...................................         92,487              34,440           1,267,514           1,123,350
Administrative fees .................................         13,298               4,930             178,339             157,736
                                                       -------------       -------------       -------------       -------------
    Net investment income (loss) ....................      4,804,831             (37,685)          6,823,137           5,179,346
                                                       -------------       -------------       -------------       -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ....................      1,220,393             529,307          13,987,381          10,806,333
  Cost of investments sold ..........................      1,021,340             487,000          11,395,180           9,673,550
                                                       -------------       -------------       -------------       -------------

    Net realized gain (loss) ........................        199,053              42,307           2,592,201           1,132,783
                                                       -------------       -------------       -------------       -------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..........        890,899              68,574          18,292,161           4,871,904
  Unrealized gain (loss) end of year ................     (3,339,579)            890,899          29,653,002          18,292,161
                                                       -------------       -------------       -------------       -------------

    Net change in unrealized gain (loss) for the year     (4,230,478)            822,325          11,360,841          13,420,257
                                                       -------------       -------------       -------------       -------------

Net increase (decrease) in net assets
    resulting from operations .......................        773,406             826,947          20,776,179          19,732,386
                                                       -------------       -------------       -------------       -------------




UNIT TRANSACTIONS:
Participant purchase payments .......................        691,238           1,493,757             956,516           3,658,486
Participant transfers from other Travelers accounts .      5,871,192           2,259,822           6,102,426          10,706,608
Administrative charges ..............................           (952)               (544)            (14,731)            (17,662)
Contract surrenders .................................       (701,749)           (212,672)         (8,857,224)         (4,441,094)
Participant transfers to other Travelers accounts ...     (1,052,780)           (474,872)         (5,880,570)         (9,932,330)
Other payments to participants ......................        (53,449)                 --          (2,023,152)         (1,693,980)
                                                       -------------       -------------       -------------       -------------

  Net increase (decrease) in net assets
    resulting from unit transactions ................      4,753,500           3,065,491          (9,716,735)         (1,719,972)
                                                       -------------       -------------       -------------       -------------

    Net increase (decrease) in net assets ...........      5,526,906           3,892,438          11,059,444          18,012,414




NET ASSETS:
  Beginning of year .................................      5,567,136           1,674,698         114,883,075          96,870,661
                                                       -------------       -------------       -------------       -------------


  End of year .......................................  $  11,094,042       $   5,567,136       $ 125,942,519       $ 114,883,075
                                                       =============       =============       =============       =============

                                                                    EQUITY INDEX PORTFOLIO -
                                                                         CLASS II SHARES
                                                              ----------------------------------
                                                                   2000               1999
                                                                   ----               ----
INVESTMENT INCOME:
Dividends ...........................................         $      20,541       $       3,004
                                                              -------------       -------------

EXPENSES:
Insurance charges ...................................                59,736              11,377
Administrative fees .................................                 8,733               1,662
                                                              -------------       -------------
    Net investment income (loss) ....................               (47,928)            (10,035)
                                                              -------------       -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ....................               782,572             354,577
  Cost of investments sold ..........................               752,713             342,739
                                                              -------------       -------------

    Net realized gain (loss) ........................                29,859              11,838
                                                              -------------       -------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..........               377,244                  --
  Unrealized gain (loss) end of year ................              (263,755)            377,244
                                                              -------------       -------------

    Net change in unrealized gain (loss) for the year              (640,999)            377,244
                                                              -------------       -------------

Net increase (decrease) in net assets
    resulting from operations .......................              (659,068)            379,047
                                                              -------------       -------------




UNIT TRANSACTIONS:
Participant purchase payments .......................               215,181           1,759,749
Participant transfers from other Travelers accounts .             2,050,692           3,273,429
Administrative charges ..............................                  (437)                (48)
Contract surrenders .................................              (194,688)            (22,832)
Participant transfers to other Travelers accounts ...              (621,972)           (347,787)
Other payments to participants ......................               (54,356)                 --
                                                              -------------       -------------

  Net increase (decrease) in net assets
    resulting from unit transactions ................             1,394,420           4,662,511
                                                              -------------       -------------

    Net increase (decrease) in net assets ...........               735,352           5,041,558




NET ASSETS:
  Beginning of year .................................             5,041,558                  --
                                                              -------------       -------------


  End of year .......................................         $   5,776,910       $   5,041,558
                                                              =============       =============

             TOTAL RETURN FUND                      INVESTORS FUND
      -------------------------------       -------------------------------
          2000               1999              2000              1999
          ----               ----              ----              ----
      $     65,412       $     43,554       $    209,149       $     19,672
      ------------       ------------       ------------       ------------

            20,428             15,709             46,858             26,377
             2,915              2,196              6,617              3,700
      ------------       ------------       ------------       ------------
            42,069             25,649            155,674            (10,405)
      ------------       ------------       ------------       ------------



           118,508            371,831            670,809            308,988
           117,015            365,084            596,505            283,637
      ------------       ------------       ------------       ------------

             1,493              6,747             74,304             25,351
      ------------       ------------       ------------       ------------

           (35,754)            18,000            285,514            100,293
            49,764            (35,754)           642,195            285,514
      ------------       ------------       ------------       ------------
            85,518            (53,754)           356,681            185,221
      ------------       ------------       ------------       ------------

           129,080            (21,358)           586,659            200,167
      ------------       ------------       ------------       ------------




             3,339            541,596            172,957            939,190
           306,373            822,386          2,067,842          1,844,831
              (248)              (231)              (662)              (476)
           (53,557)           (47,574)          (234,458)          (163,941)
           (57,807)          (361,253)          (488,980)          (213,699)
            (2,518)            (4,613)           (11,205)            (7,817)
      ------------       ------------       ------------       ------------

           195,582            950,311          1,505,494          2,398,088
      ------------       ------------       ------------       ------------

           324,662            928,953          2,092,153          2,598,255





         1,815,321            886,368          3,838,135          1,239,880
      ------------       ------------       ------------       ------------

      $  2,139,983       $  1,815,321       $  5,930,288       $  3,838,135
      ============       ============       ============       ============

       BALANCED PORTFOLIO - CLASS A          CONSERVATIVE PORTFOLIO - CLASS A
       -------------------------------       --------------------------------
         2000               1999                2000               1999
         ----               ----                ----               ----
       $    900,481       $    475,879       $    147,352       $     69,842
       ------------       ------------       ------------       ------------

            139,189            135,333             22,193             22,513
             19,250             18,712              3,089              3,129
       ------------       ------------       ------------       ------------
            742,042            321,834            122,070             44,200
       ------------       ------------       ------------       ------------



          1,578,743          1,343,237            200,008            645,281
          1,465,636          1,263,574            195,159            622,097
       ------------       ------------       ------------       ------------

            113,107             79,663              4,849             23,184
       ------------       ------------       ------------       ------------

          1,040,815            683,123             59,184             72,180
            629,428          1,040,815             (4,182)            59,184
       ------------       ------------       ------------       ------------
           (411,387)           357,692            (63,366)           (12,996)
       ------------       ------------       ------------       ------------

            443,762            759,189             63,553             54,388
       ------------       ------------       ------------       ------------




             24,404          1,172,694             60,000                421
            514,836            910,735             37,564            560,482
             (1,264)            (1,521)              (200)              (256)
           (428,586)          (438,660)           (50,769)           (72,311)
           (952,659)          (812,826)          (130,285)          (389,700)
           (119,596)           (55,259)                --            (78,260)
       ------------       ------------       ------------       ------------

           (962,865)           775,163            (83,690)            20,376
       ------------       ------------       ------------       ------------

           (519,103)         1,534,352            (20,137)            74,764





         13,126,102         11,591,750          2,082,038          2,007,274
       ------------       ------------       ------------       ------------

       $ 12,606,999       $ 13,126,102       $  2,061,901       $  2,082,038
       ============       ============       ============       ============

6.  SCHEDULE OF FUND BD II OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)



                                                 GROWTH PORTFOLIO -            HIGH GROWTH PORTFOLIO -
                                                       CLASS A                         CLASS A
                                             ----------------------------     --------------------------
                                                  2000            1999            2000            1999
                                                  ----            ----            ----            ----
INVESTMENT INCOME:
Dividends ..............................    $    565,483     $    213,124     $    229,886     $     84,973
                                            ------------     ------------     ------------     ------------

EXPENSES:
Insurance charges ......................         107,131          105,281           51,817           51,963
Administrative fees ....................          14,591           14,295            7,360            7,348
                                            ------------     ------------     ------------     ------------
    Net investment income (loss) .......         443,761           93,548          170,709           25,662
                                            ------------     ------------     ------------     ------------

REALIZED GAIN (LOSS) AND CHANGE IN
  UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
  transactions:
  Proceeds from investments sold .......       2,095,612        1,723,393          763,889        1,182,306
  Cost of investments sold .............       1,840,781        1,519,508          579,442        1,007,549
                                            ------------     ------------     ------------     ------------

    Net realized gain (loss) ...........         254,831          203,885          184,447          174,757
                                            ------------     ------------     ------------     ------------

Change in unrealized gain (loss) on
  investments:
  Unrealized gain (loss) beginning of
    year ...............................        1,919,94          887,494         1,487,53          600,822
  Unrealized gain (loss) end of year ...         655,751        1,919,945          698,258        1,487,533
                                            ------------     ------------     ------------     ------------

    Net change in unrealized gain (loss)
      for the year .....................      (1,264,194)       1,032,451         (789,275)         886,711
                                            ------------     ------------     ------------     ------------

Net increase (decrease) in net assets
    resulting from operations ..........        (565,602)       1,329,884         (434,119)       1,087,130
                                            ------------     ------------     ------------     ------------




UNIT TRANSACTIONS:
Participant purchase payments ..........          80,261          494,870           11,039           67,900
Participant transfers from other
Travelers accounts .....................         392,086          662,878          289,508          228,054
Administrative charges .................          (1,583)          (1,698)            (811)            (866)
Contract surrenders ....................        (173,974)        (511,625)        (440,999)        (382,052)
Participant transfers to other Travelers
accounts ...............................      (1,436,457)      (1,255,419)        (238,900)        (730,519)
Other payments to participants .........        (412,319)         (17,498)         (54,601)         (48,265)
                                            ------------     ------------     ------------     ------------

  Net increase (decrease) in net assets
    resulting from unit transactions ...      (1,551,986)        (628,492)        (434,764)        (865,748)
                                            ------------     ------------     ------------     ------------

    Net increase (decrease) in net
      assets ...........................      (2,117,588)         701,392         (868,883)         221,382




NET ASSETS:
  Beginning of year ....................      10,200,769        9,499,377        5,258,060        5,036,678
                                            ------------     ------------     ------------     ------------

  End of year ..........................    $  8,083,181     $ 10,200,769     $  4,389,177     $  5,258,060
                                            ============     ============     ============     ============



                                                  INCOME PORTFOLIO -
                                                        CLASS A
                                               -------------------------
                                                   2000            1999
                                                   ----            ----
INVESTMENT INCOME:
Dividends ...............................      $     76,726     $     43,021
                                               ------------     ------------

EXPENSES:
Insurance charges .......................            10,092           12,786
Administrative fees .....................             1,470            1,862
                                               ------------     ------------
    Net investment income (loss) ........            65,164           28,373
                                               ------------     ------------

REALIZED GAIN (LOSS) AND CHANGE IN
  UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
  transactions:
  Proceeds from investments sold ........            31,957          541,033
  Cost of investments sold ..............            32,738          545,357
                                               ------------     ------------

    Net realized gain (loss) ............              (781)          (4,324)
                                               ------------     ------------

Change in unrealized gain (loss) on
  investments:
  Unrealized gain (loss) beginning of
 year ...................................            (7,036)          28,795
  Unrealized gain (loss) end of year ....           (45,865)          (7,036)
                                               ------------     ------------

    Net change in unrealized gain (loss)
      for the year ......................           (38,829)         (35,831)
                                               ------------     ------------

Net increase (decrease) in net assets
    resulting from operations ...........            25,554          (11,782)
                                               ------------     ------------




UNIT TRANSACTIONS:
Participant purchase payments ...........                --            1,813
Participant transfers from other
Travelers accounts ......................            43,783           54,732
Administrative charges ..................              (224)            (265)
Contract surrenders .....................           (17,782)         (21,905)
Participant transfers to other Travelers
  accounts ..............................              (522)        (374,864)
Other payments to participants ..........            (3,205)         (63,153)
                                               ------------     ------------

  Net increase (decrease) in net assets
    resulting from unit transactions ....            22,050         (403,642)
                                               ------------     ------------

    Net increase (decrease) in net
      assets ............................            47,604         (415,424)




NET ASSETS:
  Beginning of year .....................           942,795        1,358,219
                                               ------------     ------------

  End of year ...........................      $    990,399     $    942,795
                                               ============     ============


   MFS EMERGING GROWTH PORTFOLIO           MFS RESEARCH PORTFOLIO            STRATEGIC STOCK PORTFOLIO
   ------------------------------    -------------------------------     --------------------------------
         2000              1999             2000             1999              2000              1999
         ----              ----             ----             ----              ----              ----
  $   6,587,560     $          --     $     190,139     $          --     $     272,793     $          42
  -------------     -------------     -------------     -------------     -------------     -------------

      1,347,955           827,846           135,668            87,995            30,462            43,817
        189,576           115,875            19,079            12,248             4,459             6,414
  -------------     -------------     -------------     -------------     -------------     -------------
      5,050,029          (943,721)           35,392          (100,243)          237,872           (50,189)
  -------------     -------------     -------------     -------------     -------------     -------------



     11,768,721         5,174,002         1,246,515         1,323,675           650,100         2,028,963
      7,069,965         3,606,240         1,006,980         1,211,243           664,542         1,962,476
  -------------     -------------     -------------     -------------     -------------     -------------

      4,698,756         1,567,762           239,535           112,432           (14,442)           66,487
  -------------     -------------     -------------     -------------     -------------     -------------

     65,968,039        13,444,437         2,286,004           346,202           131,006            54,865
     28,214,015        65,968,039         1,121,009         2,286,004           158,398           131,006
  -------------     -------------     -------------     -------------     -------------     -------------

    (37,754,024)       52,523,602        (1,164,995)        1,939,802            27,392            76,141
  -------------     -------------     -------------     -------------     -------------     -------------


    (28,005,239)       53,147,643          (890,068)        1,951,991           250,822            92,439
  -------------     -------------     -------------     -------------     -------------     -------------




      2,852,211         8,608,350           314,076         2,860,263            54,376         1,152,394
     14,961,920        17,932,199         2,926,760         4,077,189           192,484         1,046,992
        (14,829)          (12,901)           (1,585)           (1,077)             (488)             (439)
     (8,231,667)       (3,541,756)         (695,995)         (364,921)         (100,343)          (63,224)
     (7,626,452)       (7,158,452)         (828,855)       (1,485,136)         (414,434)       (2,043,093)
     (1,148,262)         (418,698)         (231,508)          (72,050)          (47,755)          (32,242)
  -------------     -------------     -------------     -------------     -------------     -------------


        792,921        15,408,742         1,482,893         5,014,268          (316,160)           60,388
  -------------     -------------     -------------     -------------     -------------     -------------

    (27,212,318)       68,556,385           592,825         6,966,259           (65,338)          152,827





    128,366,053        59,809,668        11,668,753         4,702,494         3,315,166         3,162,339
  -------------     -------------     -------------     -------------     -------------     -------------

  $ 101,153,735     $ 128,366,053     $  12,261,578     $  11,668,753     $   3,249,828     $   3,315,166
  =============     =============     =============     =============     =============     =============

      CONVERTIBLE BOND PORTFOLIO
    -------------------------------
         2000             1999
         ----             ----
    $     261,710     $       1,499
    -------------     -------------

           34,039            14,450
            4,792             1,983
    -------------     -------------
          222,879           (14,934)
    -------------     -------------



          215,691           126,503
          189,752           120,628
    -------------     -------------

           25,939             5,875
    -------------     -------------

          288,910             7,840
          320,032           288,910
    -------------     -------------

           31,122           281,070
    -------------     -------------


          279,940           272,011
    -------------     -------------




           56,616           361,703
        1,630,616         1,429,916
             (359)             (178)
         (184,649)          (45,080)
          (70,611)          (61,335)
           (4,433)          (19,498)
    -------------     -------------


        1,427,180         1,665,528
    -------------     -------------

        1,707,120         1,937,539





        2,378,565           441,026
    -------------     -------------

    $   4,085,685     $   2,378,565
    =============     =============

                                      -13-

6.  SCHEDULE OF FUND BD II OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)




                                                              DISCIPLINED MID CAP STOCK PORTFOLIO
                                                             -------------------------------------
                                                                  2000                  1999
                                                                  ----                  ----
INVESTMENT INCOME:
Dividends .............................................       $     359,637        $     121,426
                                                              -------------        -------------

EXPENSES:
Insurance charges .....................................              77,669               28,169
Administrative fees ...................................              11,202                4,067
                                                              -------------        -------------
      Net investment income (loss) ....................             270,766               89,190
                                                              -------------        -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold .....................             515,266              270,796
   Cost of investments sold ...........................             442,158              265,459
                                                              -------------        -------------

      Net realized gain (loss) ........................              73,108                5,337
                                                              -------------        -------------

Change in unrealized gain (loss) on investments:
   Unrealized gain (loss) beginning of year ...........             581,208               90,424
   Unrealized gain (loss) end of year .................           1,164,016              581,208
                                                              -------------        -------------

      Net change in unrealized gain (loss) for the year             582,808              490,784
                                                              -------------        -------------

Net increase (decrease) in net assets
      resulting from operations .......................             926,682              585,311
                                                              -------------        -------------




UNIT TRANSACTIONS:
Participant purchase payments .........................             293,755            1,452,266
Participant transfers from other Travelers accounts ...           5,723,048            2,733,163
Administrative charges ................................              (1,214)                (883)
Contract surrenders ...................................            (355,616)             (72,412)
Participant transfers to other Travelers accounts .....            (423,515)            (165,623)
Other payments to participants ........................             (57,760)             (86,900)
                                                              -------------        -------------

   Net increase (decrease) in net assets
      resulting from unit transactions ................           5,178,698            3,859,611
                                                              -------------        -------------

      Net increase (decrease) in net assets ...........           6,105,380            4,444,922




NET ASSETS:
   Beginning of year ..................................           5,060,669              615,747
                                                              -------------        -------------

   End of year ........................................       $  11,166,049        $   5,060,669
                                                              =============        =============


                                                             DISCIPLINED SMALL CAP STOCK PORTFOLIO
                                                            ---------------------------------------
                                                                  2000                1999
                                                                  ----                ----
INVESTMENT INCOME:
Dividends .............................................      $     100,701                   --
                                                             -------------        -------------

EXPENSES:
Insurance charges .....................................             17,737                7,853
Administrative fees ...................................              2,542                1,135
                                                             -------------        -------------
      Net investment income (loss) ....................             80,422               (8,988)
                                                             -------------        -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold .....................            276,790              195,093
   Cost of investments sold ...........................            238,956              183,162
                                                             -------------        -------------

      Net realized gain (loss) ........................             37,834               11,931
                                                             -------------        -------------

Change in unrealized gain (loss) on investments:
   Unrealized gain (loss) beginning of year ...........            215,916               28,248
   Unrealized gain (loss) end of year .................             90,736              215,916
                                                             -------------        -------------

      Net change in unrealized gain (loss) for the year           (125,180)             187,668
                                                             -------------        -------------

Net increase (decrease) in net assets
      resulting from operations .......................             (6,924)             190,611
                                                             -------------        -------------




UNIT TRANSACTIONS:
Participant purchase payments .........................             81,743              398,084
Participant transfers from other Travelers accounts ...            852,860              450,066
Administrative charges ................................               (227)                (146)
Contract surrenders ...................................            (81,000)              (6,920)
Participant transfers to other Travelers accounts .....           (218,853)             (71,349)
Other payments to participants ........................             (2,685)             (66,062)
                                                             -------------        -------------

   Net increase (decrease) in net assets
      resulting from unit transactions ................            631,838              703,673
                                                             -------------        -------------

      Net increase (decrease) in net assets ...........            624,914              894,284




NET ASSETS:
   Beginning of year ..................................          1,236,466              342,182
                                                             -------------        -------------

   End of year ........................................      $   1,861,380        $   1,236,466
                                                             =============        =============


                                                                 AIM CAPITAL APPRECIATION PORTFOLIO
                                                               --------------------------------------
                                                                     2000                 1999
                                                                     ----                 ----
INVESTMENT INCOME:
Dividends .............................................         $   3,521,245        $          --
                                                                -------------        -------------

EXPENSES:
Insurance charges .....................................             1,560,577            1,114,385
Administrative fees ...................................               220,240              157,217
                                                                -------------        -------------
      Net investment income (loss) ....................             1,740,428           (1,271,602)
                                                                -------------        -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold .....................            10,707,679           10,240,726
   Cost of investments sold ...........................             6,102,776            7,951,137
                                                                -------------        -------------

      Net realized gain (loss) ........................             4,604,903            2,289,589
                                                                -------------        -------------

Change in unrealized gain (loss) on investments:
   Unrealized gain (loss) beginning of year ...........            58,839,042           19,362,760
   Unrealized gain (loss) end of year .................            36,957,414           58,839,042
                                                                -------------        -------------

      Net change in unrealized gain (loss) for the year           (21,881,628)          39,476,282
                                                                -------------        -------------

Net increase (decrease) in net assets
      resulting from operations .......................           (15,536,297)          40,494,269
                                                                -------------        -------------




UNIT TRANSACTIONS:
Participant purchase payments .........................             2,238,159            5,765,778
Participant transfers from other Travelers accounts ...            11,572,102            8,663,126
Administrative charges ................................               (19,883)             (20,253)
Contract surrenders ...................................           (11,309,502)          (6,527,626)
Participant transfers to other Travelers accounts .....            (3,438,150)          (7,261,045)
Other payments to participants ........................            (1,801,014)          (1,612,995)
                                                                -------------        -------------

   Net increase (decrease) in net assets
      resulting from unit transactions ................            (2,758,288)            (993,015)
                                                                -------------        -------------

      Net increase (decrease) in net assets ...........           (18,294,585)          39,501,254




NET ASSETS:
   Beginning of year ..................................           139,036,787           99,535,533
                                                                -------------        -------------

   End of year ........................................         $ 120,742,202        $ 139,036,787
                                                                =============        =============

                                                    INVESCO STRATEGIC INCOME
         ALLIANCE GROWTH PORTFOLIO                        PORTFOLIO
   ----------------------------------       -----------------------------------
        2000                  1999                  2000               1999
        ----                  ----                  ----               ----
   $  24,952,400        $  15,224,827        $     521,357        $     479,368
   -------------        -------------        -------------        -------------

       3,401,946            2,907,914               76,889               87,382
         480,936              410,427               10,882               12,366
   -------------        -------------        -------------        -------------
      21,069,518           11,906,486              433,586              379,620
   -------------        -------------        -------------        -------------



      28,161,082           12,234,533            1,500,596            1,597,834
      20,692,005            9,057,865            1,747,050            1,812,536
   -------------        -------------        -------------        -------------
       7,469,077            3,176,668             (246,454)            (214,702)
   -------------        -------------        -------------        -------------

     123,233,068           60,052,903           (1,202,742)            (776,069)
      31,000,861          123,233,068           (1,089,934)          (1,202,742)
   -------------        -------------        -------------        -------------
     (92,232,207)          63,180,165              112,808             (426,673)
   -------------        -------------        -------------        -------------

     (63,693,612)          78,263,319              299,940             (261,755)
   -------------        -------------        -------------        -------------




       4,765,193           27,568,531               53,154              345,771
      18,963,399           34,830,220              284,289              871,898
         (43,737)             (46,936)                (744)              (1,099)
     (24,364,303)         (14,009,674)            (535,997)            (661,628)
     (11,306,762)         (15,482,964)            (807,914)          (1,061,970)
      (4,055,566)          (3,618,750)            (124,902)             (89,803)
   -------------        -------------        -------------        -------------


     (16,041,776)          29,240,427           (1,132,114)            (596,831)
   -------------        -------------        -------------        -------------
     (79,735,388)         107,503,746             (832,174)            (858,586)




     341,386,091          233,882,345            7,897,905            8,756,491
   -------------        -------------        -------------        -------------
   $ 261,650,703        $ 341,386,091        $   7,065,731        $   7,897,905
   =============        =============        =============        =============

                                                   PUTNAM DIVERSIFIED INCOME
          MFS TOTAL RETURN PORTFOLIO                        PORTFOLIO
     ----------------------------------       -----------------------------------
           2000                1999                  2000                  1999
           ----                ----                  ----                  ----
     $   8,076,767        $  10,102,355        $   4,070,516        $   2,775,899
     -------------        -------------        -------------        -------------

         1,407,224            1,475,016              506,035              533,926
           198,587              207,979               71,013               74,727
     -------------        -------------        -------------        -------------
         6,470,956            8,419,360            3,493,468            2,167,246
     -------------        -------------        -------------        -------------



        24,191,425           13,754,526            8,155,270            6,253,255
        23,065,088           12,855,222            8,847,838            6,438,729
     -------------        -------------        -------------        -------------
         1,126,337              899,304             (692,568)            (185,474)
     -------------        -------------        -------------        -------------

         6,779,660           14,276,828           (2,189,559)            (178,435)
        17,794,047            6,779,660           (5,747,909)          (2,189,559)
     -------------        -------------        -------------        -------------
        11,014,387           (7,497,168)          (3,558,350)          (2,011,124)
     -------------        -------------        -------------        -------------

        18,611,680            1,821,496             (757,450)             (29,352)
     -------------        -------------        -------------        -------------




           898,440           12,715,984              345,129            3,257,471
         6,631,391           21,130,349            2,164,610            7,843,614
           (17,487)             (21,685)              (6,535)              (8,219)
        (8,817,121)          (6,606,288)          (4,037,719)          (3,068,836)
       (16,240,004)         (15,169,153)          (3,992,033)          (5,026,592)
        (2,699,219)          (1,777,762)            (736,249)            (963,784)
     -------------        -------------        -------------        -------------


       (20,244,000)          10,271,445           (6,262,797)           2,033,654
     -------------        -------------        -------------        -------------

        (1,632,320)          12,092,941           (7,020,247)           2,004,302




       139,726,293          127,633,352           50,790,864           48,786,562
     -------------        -------------        -------------        -------------

     $ 138,093,973        $ 139,726,293        $  43,770,617        $  50,790,864
     =============        =============        =============        =============

6.  SCHEDULE OF FUND BD II OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)

                                                                    SMITH BARNEY HIGH INCOME
                                                                           PORTFOLIO
                                                              -----------------------------------
                                                                   2000                 1999
                                                                   ----                 ----
INVESTMENT INCOME:
Dividends .............................................       $   4,167,994        $   3,613,962
                                                              -------------        -------------

EXPENSES:
Insurance charges .....................................             482,543              547,371
Administrative fees ...................................              68,666               77,813
                                                              -------------        -------------
      Net investment income (loss) ....................           3,616,785            2,988,778
                                                              -------------        -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold .....................           9,262,980            8,604,031
   Cost of investments sold ...........................          10,462,656            8,965,235
                                                              -------------        -------------

      Net realized gain (loss) ........................          (1,199,676)            (361,204)
                                                              -------------        -------------

Change in unrealized gain (loss) on investments:
   Unrealized gain(loss) beginning of year ............          (2,835,522)            (888,047)
   Unrealized gain(loss) end of year ..................          (9,521,665)          (2,835,522)
                                                              -------------        -------------

      Net change in unrealized gain (loss) for the year          (6,686,143)          (1,947,475)
                                                              -------------        -------------

Net increase (decrease) in net assets
      resulting from operations .......................          (4,269,034)             680,099
                                                              -------------        -------------




UNIT TRANSACTIONS:
Participant purchase payments .........................             241,395            4,733,955
Participant transfers from other Travelers accounts ...           2,033,956            6,100,515
Administrative charges ................................              (5,996)              (7,199)
Contract surrenders ...................................          (3,752,779)          (3,354,037)
Participant transfers to other Travelers accounts .....          (5,141,043)          (8,047,140)
Other payments to participants ........................            (874,347)            (727,508)
                                                              -------------        -------------

   Net increase (decrease) in net assets
      resulting from unit transactions ................          (7,498,814)          (1,301,414)
                                                              -------------        -------------

      Net increase (decrease) in net assets ...........         (11,767,848)            (621,315)




NET ASSETS:
   Beginning of year ..................................          51,287,482           51,908,797
                                                              -------------        -------------

   End of year ........................................       $  39,519,634        $  51,287,482
                                                              =============        =============


                                                              SMITH BARNEY INTERNATIONAL
                                                                    EQUITY PORTFOLIO
                                                          -------------------------------------
                                                                  2000                 1999
                                                                  ----                 ----
INVESTMENT INCOME:
Dividends .............................................     $     678,619        $     209,437
                                                            -------------        -------------

EXPENSES:
Insurance charges .....................................           964,040              726,796
Administrative fees ...................................           137,331              103,293
                                                            -------------        -------------
      Net investment income (loss) ....................          (422,752)            (620,652)
                                                            -------------        -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold .....................       588,095,283          423,682,187
   Cost of investments sold ...........................       576,827,738          402,397,660
                                                            -------------        -------------

      Net realized gain (loss) ........................        11,267,545           21,284,527
                                                            -------------        -------------

Change in unrealized gain (loss) on investments:
   Unrealized gain(loss) beginning of year ............        26,618,429            3,992,500
   Unrealized gain(loss) end of year ..................        (3,212,361)          26,618,429
                                                            -------------        -------------

      Net change in unrealized gain (loss) for the year       (29,830,790)          22,625,929
                                                            -------------        -------------

Net increase (decrease) in net assets
      resulting from operations .......................       (18,985,997)          43,289,804
                                                            -------------        -------------




UNIT TRANSACTIONS:
Participant purchase payments .........................         1,766,928            4,074,476
Participant transfers from other Travelers accounts ...       590,719,159          424,118,617
Administrative charges ................................           (10,059)             (10,436)
Contract surrenders ...................................        (6,205,656)          (3,359,590)
Participant transfers to other Travelers accounts .....      (592,851,836)        (425,831,567)
Other payments to participants ........................          (691,102)            (752,688)
                                                            -------------        -------------

   Net increase (decrease) in net assets
      resulting from unit transactions ................        (7,272,566)          (1,761,188)
                                                            -------------        -------------

      Net increase (decrease) in net assets ...........       (26,258,563)          41,528,616




NET ASSETS:
   Beginning of year ..................................        99,842,037           58,313,421
                                                            -------------        -------------

   End of year ........................................     $  73,583,474        $  99,842,037
                                                            =============        =============



                                                                SMITH BARNEY LARGE CAPITALIZATION
                                                                          GROWTH PORTFOLIO
                                                                 -----------------------------------
                                                                        2000               1999
                                                                        ----               ----
INVESTMENT INCOME:
Dividends .............................................           $     110,648        $     177,735
                                                                  -------------        -------------

EXPENSES:
Insurance charges .....................................                 898,233              510,977
Administrative fees ...................................                 129,265               73,520
                                                                  -------------        -------------
      Net investment income (loss) ....................                (916,850)            (406,762)
                                                                  -------------        -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold .....................               8,432,243            1,134,469
   Cost of investments sold ...........................               6,984,217              995,694
                                                                  -------------        -------------

      Net realized gain (loss) ........................               1,448,026              138,775
                                                                  -------------        -------------

Change in unrealized gain (loss) on investments:
   Unrealized gain(loss) beginning of year ............              15,799,985            2,552,493
   Unrealized gain(loss) end of year ..................               8,183,426           15,799,985
                                                                  -------------        -------------

      Net change in unrealized gain (loss) for the year              (7,616,559)          13,247,492
                                                                  -------------        -------------

Net increase (decrease) in net assets
      resulting from operations .......................              (7,085,383)          12,979,505
                                                                  -------------        -------------




UNIT TRANSACTIONS:
Participant purchase payments .........................               3,197,528           17,909,127
Participant transfers from other Travelers accounts ...              14,858,486           37,646,730
Administrative charges ................................                 (12,719)              (8,204)
Contract surrenders ...................................              (5,532,670)          (1,893,293)
Participant transfers to other Travelers accounts .....              (6,907,401)          (3,826,825)
Other payments to participants ........................              (1,124,081)             (70,541)
                                                                  -------------        -------------

   Net increase (decrease) in net assets
      resulting from unit transactions ................               4,479,143           49,756,994
                                                                  -------------        -------------

      Net increase (decrease) in net assets ...........              (2,606,240)          62,736,499




NET ASSETS:
   Beginning of year ..................................              79,580,838           16,844,339
                                                                  -------------        -------------

   End of year ........................................           $  76,974,598        $  79,580,838
                                                                  =============        =============

    SMITH BARNEY LARGE CAP VALUE                SMITH BARNEY MONEY MARKET
              PORTFOLIO                                PORTFOLIO
-----------------------------------     ---------------------------------------
       2000                 1999                2000                1999
       ----                 ----                ----                ----
$   3,853,231        $   4,037,512        $   3,526,808        $   2,480,309
-------------        -------------        -------------        -------------


    1,120,388            1,183,710              628,926              559,279
      158,286              166,820               90,286               79,819
-------------        -------------        -------------        -------------
    2,574,557            2,686,982            2,807,596            1,841,211
-------------        -------------        -------------        -------------




   16,070,383            9,503,640          612,528,130          447,289,359
   15,183,411            8,508,215          612,528,130          447,289,359
-------------        -------------        -------------        -------------

      886,972              995,425                   --                   --
-------------        -------------        -------------        -------------


    7,013,726           12,449,248                   --                   --
   15,246,301            7,013,726                   --                   --
-------------        -------------        -------------        -------------

    8,232,575           (5,435,522)                  --                   --
-------------        -------------        -------------        -------------


   11,694,104           (1,753,115)           2,807,596            1,841,211
-------------        -------------        -------------        -------------





    1,789,478           11,319,492            3,666,036           10,087,291
    6,576,491           17,027,257          623,589,946          469,491,236
      (15,876)             (19,321)              (4,513)              (4,604)
   (8,261,316)          (5,306,761)         (16,367,270)          (7,832,287)
   (9,683,638)         (11,283,305)        (614,676,506)        (462,135,135)
   (1,864,906)          (1,583,279)          (2,850,512)            (802,309)
-------------        -------------        -------------        -------------


  (11,459,767)          10,154,083           (6,642,819)           8,804,192
-------------        -------------        -------------        -------------

      234,337            8,400,968           (3,835,223)          10,645,403





  110,383,056          101,982,088           66,659,302           56,013,899
-------------        -------------        -------------        -------------

$ 110,617,393        $ 110,383,056        $  62,824,079        $  66,659,302
=============        =============        =============        =============

        SMITH BARNEY PACIFIC BASIN                 TRAVELERS MANAGED INCOME
                  PORTFOLIO                               PORTFOLIO
    -----------------------------------       -----------------------------------
          2000                1999                  2000                1999
          ----                ----                  ----                ----
    $      33,078        $           -        $   1,046,681        $     882,060
    -------------        -------------        -------------        -------------


          101,805               76,310              304,176              266,429
           14,564               10,846               43,423               37,764
    -------------        -------------        -------------        -------------
          (83,291)             (87,156)             699,082              577,867
    -------------        -------------        -------------        -------------




       10,589,881            8,267,325            4,504,918            4,011,367
       10,487,018            7,294,721            4,510,390            4,014,313
    -------------        -------------        -------------        -------------

          102,863              972,604               (5,472)              (2,946)
    -------------        -------------        -------------        -------------


        5,667,242              565,209             (248,319)             292,140
       (1,355,542)           5,667,242              905,272             (248,319)
    -------------        -------------        -------------        -------------

       (7,022,784)           5,102,033            1,153,591             (540,459)
    -------------        -------------        -------------        -------------


       (7,003,212)           5,987,481            1,847,201               34,462
    -------------        -------------        -------------        -------------





           70,583              477,458              712,782            2,598,193
        8,555,664           12,512,150            1,639,529           14,022,929
             (902)              (1,115)              (2,014)              (2,751)
         (715,683)            (469,612)          (1,747,223)          (1,244,184)
      (10,621,481)          (8,401,053)          (2,361,269)          (3,909,160)
          (83,047)             (28,914)            (798,988)            (341,481)
    -------------        -------------        -------------        -------------


       (2,794,866)           4,088,914           (2,557,183)          11,123,546
    -------------        -------------        -------------        -------------

       (9,798,078)          10,076,395             (709,982)          11,158,008





       14,597,467            4,521,072           29,945,256           18,787,248
    -------------        -------------        -------------        -------------

    $   4,799,389        $  14,597,467        $  29,235,274        $  29,945,256
    =============        =============        =============        =============

6.  SCHEDULE OF FUND BD II OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)



                                                                     VAN KAMPEN ENTERPRISE PORTFOLIO
                                                                ----------------------------------------
                                                                      2000                      1999
                                                                      ----                      ----
INVESTMENT INCOME:
Dividends .............................................         $    18,220,030          $     2,246,657
                                                                ---------------          ---------------

EXPENSES:
Insurance charges .....................................               1,557,716                1,301,450
Administrative fees ...................................                 220,435                  183,949
                                                                ---------------          ---------------
      Net investment income (loss) ....................              16,441,879                  761,258
                                                                ---------------          ---------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold .....................              14,233,673                8,609,540
   Cost of investments sold ...........................              10,685,805                6,642,258
                                                                ---------------          ---------------

      Net realized gain (loss) ........................               3,547,868                1,967,282
                                                                ---------------          ---------------

Change in unrealized gain (loss) on investments:
   Unrealized gain(loss) beginning of year ............              49,965,344               23,714,655
   Unrealized gain(loss) end of year ..................               7,747,004               49,965,344
                                                                ---------------          ---------------

      Net change in unrealized gain (loss) for the year             (42,218,340)              26,250,689
                                                                ---------------          ---------------

Net increase (decrease) in net assets
      resulting from operations .......................             (22,228,593)              28,979,229
                                                                ---------------          ---------------




UNIT TRANSACTIONS:
Participant purchase payments .........................               2,276,379               12,407,567
Participant transfers from other Travelers accounts ...               7,970,183               13,397,614
Administrative charges ................................                 (17,762)                 (18,725)
Contract surrenders ...................................             (10,874,695)              (5,636,599)
Participant transfers to other Travelers accounts .....              (5,625,689)              (8,856,202)
Other payments to participants ........................              (1,917,095)              (2,006,647)
                                                                ---------------          ---------------

   Net increase (decrease) in net assets
      resulting from unit transactions ................              (8,188,679)               9,287,008
                                                                ---------------          ---------------

      Net increase (decrease) in net assets ...........             (30,417,272)              38,266,237




NET ASSETS:
   Beginning of year ..................................             148,318,755              110,052,518
                                                                ---------------          ---------------

   End of year ........................................         $   117,901,483          $   148,318,755
                                                                ===============          ===============



                                                                                 COMBINED
                                                                 -----------------------------------------
                                                                       2000                    1999
                                                                       ----                    ----
INVESTMENT INCOME:
Dividends .............................................           $    95,946,550          $    49,768,274
                                                                  ---------------          ---------------

EXPENSES:
Insurance charges .....................................                16,471,473               13,840,204
Administrative fees ...................................                 2,331,226                1,953,832
                                                                  ---------------          ---------------
      Net investment income (loss) ....................                77,143,851               33,974,238
                                                                  ---------------          ---------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold .....................             1,372,556,498              982,108,110
   Cost of investments sold ...........................             1,335,732,984              947,682,247
                                                                  ---------------          ---------------

      Net realized gain (loss) ........................                36,823,514               34,425,863
                                                                  ---------------          ---------------

Change in unrealized gain (loss) on investments:
   Unrealized gain(loss) beginning of year ............               381,221,942              156,719,386
   Unrealized gain(loss) end of year ..................               156,650,137              381,221,942
                                                                  ---------------          ---------------

      Net change in unrealized gain (loss) for the year              (224,571,805)             224,502,556
                                                                  ---------------          ---------------

Net increase (decrease) in net assets
      resulting from operations .......................              (110,604,440)             292,902,657
                                                                  ---------------          ---------------




UNIT TRANSACTIONS:
Participant purchase payments .........................                27,888,896              138,224,630
Participant transfers from other Travelers accounts ...             1,339,523,195            1,116,649,737
Administrative charges ................................                  (198,041)                (209,738)
Contract surrenders ...................................              (123,324,990)             (70,379,394)
Participant transfers to other Travelers accounts .....            (1,304,097,378)          (1,002,170,368)
Other payments to participants ........................               (23,847,832)             (17,040,756)
                                                                  ---------------          ---------------

   Net increase (decrease) in net assets
      resulting from unit transactions ................               (84,056,150)             165,074,111
                                                                  ---------------          ---------------

      Net increase (decrease) in net assets ...........              (194,660,590)             457,976,768




NET ASSETS:
   Beginning of year ..................................             1,594,232,794            1,136,256,026
                                                                  ---------------          ---------------

   End of year ........................................           $ 1,399,572,204          $ 1,594,232,794
                                                                  ===============          ===============

7.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD II
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999



                                                          SMALL CAP PORTFOLIO                TOTAL RETURN PORTFOLIO
                                                     -----------------------------       ------------------------------
                                                       2000                1999              2000               1999
                                                       ----                ----              ----               ----
Accumulation and annuity units
   beginning of year .......................         5,367,656          1,965,159         51,406,511         52,268,557
Accumulation units purchased and
   transferred from other Travelers accounts         5,770,521          4,146,533          2,921,122          7,114,692
Accumulation units redeemed and
   transferred to other Travelers accounts..        (1,584,934)          (744,036)        (6,975,866)        (7,983,238)

Annuity units ..............................                --                 --             (1,342)             6,500
                                                    ----------          ---------         ----------        -----------
Accumulation and annuity units
   end of year .............................         9,553,243          5,367,656         47,350,425         51,406,511
                                                    ==========          =========         ==========        ===========

                                                             EQUITY INDEX PORTFOLIO -
                                                                 CLASS II SHARES
                                                          -----------------------------
                                                            2000               1999
                                                            ----               ----
Accumulation and annuity units
   beginning of year .......................               4,632,135                 --
Accumulation units purchased and
   transferred from other Travelers accounts               2,117,541          4,985,688
Accumulation units redeemed and
   transferred to other Travelers accounts..                (827,385)          (353,553)

Annuity units ..............................                      --                 --
                                                         -----------        -----------
Accumulation and annuity units
   end of year .............................               5,922,291          4,632,135
                                                         ===========        ===========


                                                             TOTAL RETURN FUND                   INVESTORS FUND
                                                     ------------------------------       ------------------------------
                                                       2000                1999              2000               1999
                                                       ----                ----              ----               ----
Accumulation and annuity units
   beginning of year .......................         1,827,967            888,838          3,432,498          1,223,148
Accumulation units purchased and
   transferred from other Travelers accounts           304,983          1,350,460          1,855,924          2,561,897
Accumulation units redeemed and
   transferred to other Travelers accounts..          (111,888)          (411,331)          (629,003)          (352,547)

Annuity units ..............................                --                 --                 --                 --
                                                    ----------          ---------         ----------        -----------
Accumulation and annuity units
   end of year .............................         2,021,062          1,827,967          4,659,419          3,432,498
                                                    ==========          =========         ==========        ===========

                                                        BALANCED PORTFOLIO - CLASS A
                                                       ------------------------------
                                                         2000               1999
                                                         ----               ----
Accumulation and annuity units
   beginning of year .......................           10,452,977          9,810,353
Accumulation units purchased and
   transferred from other Travelers accounts              422,695          1,736,921
Accumulation units redeemed and
   transferred to other Travelers accounts..           (1,178,316)        (1,094,297)

Annuity units ..............................                   --                 --
                                                      -----------        -----------
Accumulation and annuity units
   end of year .............................            9,697,356         10,452,977
                                                      ===========        ===========


                                                         CONSERVATIVE PORTFOLIO -             GROWTH PORTFOLIO -
                                                                 CLASS A                         CLASS A
                                                    ------------------------------     -------------------------------
                                                       2000                1999            2000               1999
                                                       ----                ----            ----               ----
Accumulation and annuity units
   beginning of year .......................        1,743,859         1,728,666         7,194,648         7,685,371
Accumulation units purchased and
   transferred from other Travelers accounts           81,790           475,681           337,532           903,523
Accumulation units redeemed and
   transferred to other Travelers accounts..         (152,435)         (460,488)       (1,472,154)       (1,394,246)

Annuity units ..............................               --                --                --                --
                                                   ----------        ----------        ----------        ----------
Accumulation and annuity units
   end of year .............................        1,673,214         1,743,859         6,060,026         7,194,648
                                                   ==========        ==========        ==========        ==========

                                                         HIGH GROWTH PORTFOLIO -
                                                               CLASS A
                                                      ----------------------------
                                                         2000             1999
                                                         ----             ----
Accumulation and annuity units
   beginning of year .......................          3,378,391         4,057,171
Accumulation units purchased and
   transferred from other Travelers accounts            184,802           221,575
Accumulation units redeemed and
   transferred to other Travelers accounts..           (487,392)         (900,355)

Annuity units ..............................                 --                --
                                                     ----------        ----------
Accumulation and annuity units
   end of year .............................          3,075,801         3,378,391
                                                     ==========        ==========

7.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD II
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)


                                                         INCOME PORTFOLIO - CLASS A             MFS EMERGING GROWTH PORTFOLIO
                                                      --------------------------------       -----------------------------------
                                                          2000                1999                2000               1999
                                                          ----                ----                ----               ----
Accumulation and annuity units
   beginning of year .......................             821,500            1,177,339           46,024,304           37,458,508
Accumulation units purchased and
   transferred from other Travelers accounts              38,093               49,214            6,453,194           14,515,184
Accumulation units redeemed and
   transferred to other Travelers accounts .             (18,754)            (405,053)          (6,513,449)          (5,949,388)

Annuity units ..............................                  --                   --                   --                   --
                                                     -----------          -----------          -----------          -----------
Accumulation and annuity units
   end of year .............................             840,839              821,500           45,964,049           46,024,304
                                                     ===========          ===========          ===========          ===========

                                                             MFS RESEARCH PORTFOLIO
                                                      -----------------------------------
                                                           2000                1999
                                                           ----                ----
Accumulation and annuity units
   beginning of year .......................              9,215,370            4,538,697
Accumulation units purchased and
   transferred from other Travelers accounts              2,519,176            6,435,758
Accumulation units redeemed and
   transferred to other Travelers accounts .             (1,352,455)          (1,759,085)

Annuity units ..............................                     --                   --
                                                        -----------          -----------
Accumulation and annuity units
   end of year .............................             10,382,091            9,215,370
                                                        ===========          ===========

                                                         STRATEGIC STOCK PORTFOLIO           CONVERTIBLE BOND PORTFOLIO
                                                    ---------------------------------    -----------------------------------
                                                          2000              1999               2000                 1999
                                                          ----              ----               ----                 ----
Accumulation and annuity units
   beginning of year .......................          3,415,740           3,380,160           2,026,941             440,546
Accumulation units purchased and
   transferred from other Travelers accounts            269,681           2,260,759           1,307,488           1,705,946
Accumulation units redeemed and
   transferred to other Travelers accounts .           (611,633)         (2,225,179)           (203,528)           (119,551)

Annuity units ..............................                 --                  --                  --                  --
                                                     ----------          ----------          ----------          ----------
Accumulation and annuity units
   end of year .............................          3,073,788           3,415,740           3,130,901           2,026,941
                                                     ==========          ==========          ==========          ==========


                                                         DISCIPLINED MID CAP STOCK PORTFOLIO
                                                      -----------------------------------------
                                                          2000                         1999
                                                          ----                         ----
Accumulation and annuity units
   beginning of year .......................              4,240,647                    578,564
Accumulation units purchased and
   transferred from other Travelers accounts              4,521,637                  3,968,349
Accumulation units redeemed and
   transferred to other Travelers accounts .               (640,292)                  (306,266)

Annuity units ..............................                     --                         --
                                                         ----------                 ----------
Accumulation and annuity units
   end of year .............................              8,121,992                  4,240,647
                                                         ==========                 ==========

                                                       DISCIPLINED SMALL CAP STOCK              AIM CAPITAL APPRECIATION
                                                                 PORTFOLIO                              PORTFOLIO
                                                    ----------------------------------     -------------------------------------
                                                         2000                 1999                2000                1999
                                                         ----                 ----                ----                ----
Accumulation and annuity units
   beginning of year .......................           1,160,453              382,099           70,552,608           71,346,201
Accumulation units purchased and
   transferred from other Travelers accounts             842,835              931,348            6,650,907            9,782,754
Accumulation units redeemed and
   transferred to other Travelers accounts .            (271,351)            (152,994)          (7,984,663)         (10,576,347)

Annuity units ..............................                  --                   --                 (933)                  --
                                                     -----------          -----------          -----------          -----------
Accumulation and annuity units
   end of year .............................           1,731,937            1,160,453           69,217,919           70,552,608
                                                     ===========          ===========          ===========          ===========


                                                                  ALLIANCE GROWTH
                                                                      PORTFOLIO
                                                       -------------------------------------
                                                             2000                   1999
                                                             ----                   ----
Accumulation and annuity units
   beginning of year .......................                 90,157,720           80,722,988
Accumulation units purchased and
   transferred from other Travelers accounts                  6,465,557           19,927,101
Accumulation units redeemed and
   transferred to other Travelers accounts .                (11,097,410)         (10,492,369)

Annuity units ..............................                      4,571                  --
                                                            -----------          -----------
Accumulation and annuity units
   end of year .............................                 85,530,438           90,157,720
                                                            ===========          ===========

7.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD II
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)



                                                           INVESCO STRATEGIC INCOME                    MFS TOTAL RETURN
                                                                   PORTFOLIO                               PORTFOLIO
                                                       -------------------------------        ----------------------------------
                                                          2000                1999                  2000                1999
                                                          ----                ----                  ----                ----
Accumulation and annuity units
   beginning of year .......................           5,998,887            6,454,395           75,901,651           70,312,855
Accumulation units purchased and
   transferred from other Travelers accounts             256,411              922,242            4,042,972           18,435,377
Accumulation units redeemed and
   transferred to other Travelers accounts..          (1,113,812)          (1,377,750)         (14,842,536)         (12,853,284)

Annuity units ..............................                  --                   --               (1,450)               6,703
                                                      ----------           ----------          -----------          -----------
Accumulation and annuity units
   end of year .............................           5,141,486            5,998,887           65,100,637           75,901,651
                                                      ==========           ==========          ===========          ===========

                                                          PUTNAM DIVERSIFIED INCOME
                                                                   PORTFOLIO
                                                        ---------------------------------
                                                             2000                1999
                                                             ----                ----
Accumulation and annuity units
   beginning of year .......................             38,451,663           36,896,384
Accumulation units purchased and
   transferred from other Travelers accounts              1,903,188            8,439,990
Accumulation units redeemed and
   transferred to other Travelers accounts..             (6,689,294)          (6,893,776)

Annuity units ..............................                 (1,130)               9,065
                                                        -----------          -----------
Accumulation and annuity units
   end of year .............................             33,664,427           38,451,663
                                                        ===========          ===========


                                                         SMITH BARNEY HIGH INCOME            SMITH BARNEY INTERNATIONAL EQUITY
                                                                 PORTFOLIO                                 PORTFOLIO
                                                   ----------------------------------       -------------------------------------
                                                        2000                1999                   2000                1999
                                                        ----                ----                   ----                ----
Accumulation and annuity units
   beginning of year .......................        34,899,215            35,810,119            46,220,369            44,747,699
Accumulation units purchased and
   transferred from other Travelers accounts         1,578,858             7,446,550           313,680,458           305,560,059
Accumulation units redeemed and
   transferred to other Travelers accounts..        (6,877,427)           (8,365,806)         (314,662,558)         (304,097,753)

Annuity units ..............................            (1,040)                8,352                (1,231)               10,364
                                                  ------------          ------------          ------------          ------------
Accumulation and annuity units
   end of year .............................        29,599,606            34,899,215            45,237,038            46,220,369
                                                  ============          ============          ============          ============

                                                          SMITH BARNEY LARGE
                                                    CAPITALIZATION GROWTH PORTFOLIO
                                                 --------------------------------------
                                                        2000                    1999
                                                        ----                    ----
Accumulation and annuity units
   beginning of year .......................           49,779,060            13,623,717
Accumulation units purchased and
   transferred from other Travelers accounts           11,092,350            40,258,424
Accumulation units redeemed and
   transferred to other Travelers accounts..           (8,500,381)           (4,103,081)

Annuity units ..............................                   --                    --
                                                     ------------          ------------
Accumulation and annuity units
   end of year .............................           52,371,029            49,779,060
                                                     ============          ============



                                                       SMITH BARNEY LARGE CAP VALUE            SMITH BARNEY MONEY MARKET
                                                                 PORTFOLIO                                PORTFOLIO
                                                   ---------------------------------         ------------------------------------
                                                        2000                1999                   2000                1999
                                                        ----                ----                   ----                ----
Accumulation and annuity units
   beginning of year .......................        53,887,287            49,228,856            54,471,683            47,393,861
Accumulation units purchased and
   transferred from other Travelers accounts         4,092,882            13,312,090           501,308,790           399,332,307
Accumulation units redeemed and
   transferred to other Travelers accounts..        (9,655,299)           (8,659,565)         (506,822,958)         (392,254,485)

Annuity units ..............................            (1,337)                5,906                    --                    --
                                                  ------------          ------------          ------------          ------------
Accumulation and annuity units
   end of year .............................        48,323,533            53,887,287            48,957,515            54,471,683
                                                  ============          ============          ============          ============


                                                           SMITH BARNEY PACIFIC BASIN
                                                                    PORTFOLIO
                                                      -----------------------------------
                                                           2000                 1999
                                                           ----                 ----
Accumulation and annuity units
   beginning of year .......................            10,184,728             6,105,674
Accumulation units purchased and
   transferred from other Travelers accounts             9,497,467            14,952,721
Accumulation units redeemed and
   transferred to other Travelers accounts..           (12,462,228)          (10,873,667)

Annuity units ..............................                    --                    --
                                                      ------------          ------------
Accumulation and annuity units
   end of year .............................             7,219,967            10,184,728
                                                      ============          ============


7.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD II
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)



                                                       TRAVELERS MANAGED INCOME                    VAN KAMPEN ENTERPRISE
                                                               PORTFOLIO                                  PORTFOLIO
                                                  ----------------------------------         ----------------------------------
                                                      2000                   1999                  2000                 1999
                                                      ----                   ----                  ----                 ----
Accumulation and annuity units
   beginning of year .......................       22,976,619            14,385,067            45,912,523            42,395,521
Accumulation units purchased and
   transferred from other Travelers accounts        1,774,203            12,810,019             3,107,439             9,542,553
Accumulation units redeemed and
   transferred to other Travelers accounts .       (3,702,062)           (4,227,587)           (5,733,722)           (6,030,699)

Annuity units ..............................           (1,127)                9,120                (1,123)                5,148
                                                 ------------          ------------          ------------          ------------
Accumulation and annuity units
   end of year .............................       21,047,633            22,976,619            43,285,117            45,912,523
                                                 ============          ============          ============          ============


                                                                COMBINED
                                                      ----------------------------------
                                                          2000                  1999
                                                          ----                  ----
Accumulation and annuity units
   beginning of year .......................           755,735,610           647,006,513
Accumulation units purchased and
   transferred from other Travelers accounts           895,400,496           914,085,715
Accumulation units redeemed and
   transferred to other Travelers accounts .          (933,175,185)         (805,417,776)

Annuity units ..............................                (6,142)               61,158
                                                      ------------          ------------
Accumulation and annuity units
   end of year .............................           717,954,779           755,735,610
                                                      ============          ============

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of The Travelers Life and Annuity Company and Owners of Variable Annuity Contracts of The Travelers Fund BD II for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD II for Variable Annuities (comprised of the sub-accounts listed in note 1) (collectively, "the Account") as of December 31, 2000, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 2000, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.



   /s/          KPMG LLP

Hartford, Connecticut
February 15, 2001

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut






This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund BD II for Variable Annuities or shares of Fund BD II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund BD II for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.


















FNDBDII (Annual) (12-00) Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder
The Travelers Life and Annuity Company:


We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2000 and 1999, and the related statements of income, changes in retained earnings and accumulated other changes in equity from non-owner sources and cash flows for each of the years in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




/s/ KPMG LLP
Hartford, Connecticut
January 16, 2001

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                ($ in thousands)


FOR THE YEAR ENDED DECEMBER 31,                2000         1999          1998
                                             ---------    ---------    ---------

REVENUES
Premiums                                     $  33,941    $  25,270    $  23,677
Net investment income                          214,174      177,179      171,003
Realized investment gains (losses)              (7,396)      (4,973)      18,493
Fee income                                     127,378       63,722       27,392
Other revenues                                   9,625        4,072        1,494
                                             ---------    ---------    ---------
     Total Revenues                            377,722      265,270      242,059
                                             ---------    ---------    ---------

BENEFITS AND EXPENSES
Current and future insurance benefits           78,403       78,072       81,371
Interest credited to contractholders            77,579       56,216       51,535
Amortization of deferred acquisition costs      68,254       38,902       15,956
Operating expenses                              14,095       11,326        5,012
                                             ---------    ---------    ---------
     Total Benefits and Expenses               238,331      184,516      153,874
                                             ---------    ---------    ---------

Income before federal income taxes             139,391       80,754       88,185
                                             ---------    ---------    ---------

Federal income taxes
     Current                                    11,738       21,738       18,917
     Deferred                                   36,748        6,410       11,783
                                             ---------    ---------    ---------
     Total Federal Income Taxes                 48,486       28,148       30,700
                                             ---------    ---------    ---------

Net income                                   $  90,905    $  52,606    $  57,485
                                             =========    =========    =========









                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                ($ in thousands)

DECEMBER 31,                                                                  2000          1999
                                                                           -----------   -----------

ASSETS
Fixed maturities, available for sale at fair value (including $49,465 at
      December 31, 2000 subject to securities lending agreements)          $ 2,297,141   $ 1,713,948
Equity securities, at fair value                                                22,551        33,169
Mortgage loans                                                                 132,768       155,719
Short-term securities                                                          247,377        81,119
Other invested assets                                                          222,325       190,622
                                                                           -----------   -----------
      Total Investments                                                      2,922,162     2,174,577
                                                                           -----------   -----------

Separate accounts                                                            6,802,985     4,795,165
Deferred acquisition costs                                                     579,567       350,088
Deferred federal income taxes                                                   11,296        74,478
Premium balances receivable                                                     26,184        22,420
Other assets                                                                   153,423        84,605
                                                                           -----------   -----------
     Total Assets                                                          $10,495,617   $ 7,501,333
                                                                           -----------   -----------

LIABILITIES
Future policy benefits and claims                                          $   989,576   $ 1,007,776
Contractholder funds                                                         1,631,611     1,117,819
Separate accounts                                                            6,802,985     4,795,165
Other liabilities                                                              211,441       114,408
                                                                           -----------   -----------
     Total Liabilities                                                       9,635,613     7,035,168
                                                                           -----------   -----------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                                 3,000         3,000
Additional paid-in capital                                                     417,316       167,316
Retained earnings                                                              426,066       335,161
Accumulated other changes in equity from non-owner sources                      13,622       (39,312)
                                                                           -----------   -----------
     Total Shareholder's Equity                                                860,004       466,165
                                                                           -----------   -----------

     Total Liabilities and Shareholder's Equity                            $10,495,617   $ 7,501,333
                                                                           ===========   ===========








                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
           STATEMENTS OF CHANGES IN RETAINED EARNINGS AND ACCUMULATED
                 OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES
                                ($ in thousands)


STATEMENTS OF CHANGES IN RETAINED EARNINGS     2000         1999         1998
                                             ---------    ---------    ---------

Balance, beginning of year                   $ 335,161    $ 282,555    $ 225,070
Net income                                      90,905       52,606       57,485
                                             ---------    ---------    ---------
Balance, end of year                         $ 426,066    $ 335,161    $ 282,555
                                             =========    =========    =========

STATEMENTS OF ACCUMULATED OTHER CHANGES
IN EQUITY FROM NON-OWNER SOURCES

Balance, beginning of year                   $ (39,312)   $  87,889    $  70,277
Unrealized gains (losses), net of tax           52,934     (127,201)      17,612
                                             ---------    ---------    ---------
Balance, end of year                         $  13,622    $ (39,312)   $  87,889
                                             =========    =========    =========

SUMMARY OF CHANGES IN EQUITY
FROM NON-OWNER SOURCES

Net Income                                   $  90,905    $  52,606    $  57,485
Other changes in equity from
     non-owner sources                          52,934     (127,201)      17,612
                                             ---------    ---------    ---------
Total changes in equity from
     non-owner sources                       $ 143,839    $ (74,595)   $  75,097
                                             =========    =========    =========







                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ in thousands)


FOR THE YEARS ENDED DECEMBER 31,                                2000           1999           1998
                                                            -----------    -----------    -----------

CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                     $    33,609    $    24,804    $    22,300
     Net investment income received                             186,362        150,107        146,158
     Benefits and claims paid                                   (96,890)       (94,503)       (90,872)
     Interest credited to contractholders                       (77,579)       (50,219)       (51,535)
     Operating expenses paid                                   (325,180)      (235,166)      (122,327)
     Income taxes paid                                          (38,548)       (29,369)       (25,214)
     Other, including fee income                                176,822         46,028         46,099
                                                            -----------    -----------    -----------
         Net Cash Used in Operating Activities                 (141,404)      (188,318)       (75,391)
                                                            -----------    -----------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                       220,841        213,402        113,456
         Mortgage loans                                          28,477         28,002         25,462
     Proceeds from sales of investments
         Fixed maturities                                       843,856        774,096      1,095,976
         Equity securities                                       30,772          5,146          6,020
         Mortgage loans                                          15,260           --             --
         Real estate held for sale                                2,115           --             --
     Purchases of investments
         Fixed maturities                                    (1,564,237)    (1,025,110)    (1,320,704)
         Equity securities                                      (20,361)       (12,524)       (13,653)
         Mortgage loans                                         (17,016)        (8,520)       (39,158)
     Policy loans, net                                           (2,675)        (5,316)        (2,010)
     Short-term securities (purchases) sales, net              (166,259)        45,057         43,054
     Other investments (purchases) sales, net                       327        (44,621)         1,110
     Securities transactions in course of settlement, net        21,372         (7,033)        36,459
                                                            -----------    -----------    -----------
         Net Cash Used in Investing Activities                 (607,528)       (37,421)       (53,988)
                                                            -----------    -----------    -----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                               629,138        308,953        211,476
     Contractholder fund withdrawals                           (115,289)       (83,817)       (83,036)
     Contribution from parent company                           250,000           --             --
                                                            -----------    -----------    -----------
         Net Cash Provided by Financing Activities              763,849        225,136        128,440
                                                            -----------    -----------    -----------
Net increase (decrease) in cash                                  14,917           (603)          (939)
Cash at beginning of period                                          21            624            315
                                                            -----------    -----------    -----------
Cash at December 31,                                        $    14,938    $        21    $       624
                                                            ===========    ===========    ===========





                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup). The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America
     (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

     Certain prior year amounts have been reclassified to conform to the 2000 presentation.

     ACCOUNTING CHANGES

     ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

     In September 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of FASB Statement No. 125" (FAS 140). Provisions of FAS 140 primarily relating to transfers of financial assets and securitizations that differ from provisions of FAS 125 are effective for transfers taking place after March 31, 2001. Special purpose entities
     (SPEs) used in securitizations that are currently qualifying SPEs under FAS 125 will continue to be treated as qualifying SPEs so long as they issue no new beneficial interests and accept no new asset transfers after March 31, 2001, other than transfers committed to prior to that date. Under FAS 140 qualifying SPEs are not consolidated by the transferor. It is not expected that there will be a significant effect on the Company's results of operations, financial condition or liquidity relating to a change in consolidation status for existing qualifying SPEs under FAS 140. FAS 140 also amends the accounting for collateral and requires new disclosures for collateral, securitizations, and retained interests in securitizations. These provisions are effective for financial statements for fiscal years ending after December 15, 2000. The accounting for collateral, as amended, requires (a) certain assets pledged as collateral to be separately reported in the consolidated balance sheet from assets not so encumbered and (b) disclosure of assets pledged as collateral that have not been reclassified and separately reported. The change in accounting for collateral did not have a significant effect on results of the Company's operations, financial condition or liquidity. See Note 2.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING FOR THE COSTS OF COMPUTER SOFTWARE DEVELOPED OR OBTAINED FOR INTERNAL USE

     During the third quarter of 1998, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' (AcSEC) Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" (SOP 98-1). SOP 98-1 provides guidance on accounting for the costs of computer software developed or obtained for internal use and for determining when specific costs should be capitalized or expensed. The adoption of SOP 98-1 had no impact on the Company's financial condition, statement of operations or liquidity.

     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market. Impaired loans were insignificant at December 31, 2000 and 1999.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates market.

     Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. All changes in equity of these investments are recorded in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures, options, forward contracts and interest rate swaps, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. Hedge accounting is generally used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment. Derivatives that do not qualify for hedge accounting are marked to market with the changes in market value reflected in realized investment gains (losses).

     Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

     Payments to be received or made under interest rate swaps are accrued and recognized in net investment income. Swaps hedging investments are carried at fair value with unrealized gains and losses, net of taxes, charged or credited directly to shareholder's equity.

     Gains and losses arising from equity index options are marked to market with changes in market value reflected in realized investment gains (losses).

     Forward contracts, equity swaps and interest rate options were not significant at December 31, 2000 and 1999. Information concerning derivative financial instruments is included in Note 8.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

     SEPARATE ACCOUNTS

     The Company has separate account assets and liabilities representing funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts have specific investment objectives. The assets and liabilities of these accounts are carried at fair value, and amounts assessed to the contractholders for management services are included in fee income. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     DEFERRED ACQUISITION COSTS

     Costs of acquiring individual life insurance and annuity business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. A 15 to 20-year amortization period is used for life insurance, and a seven to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force is an asset recorded at the time of acquisition of an insurance company. It represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     FUTURE POLICY BENEFITS

     Benefit reserves represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuity policies have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 3.0% to 7.8%, including a provision for adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent receipts from the issuance of universal life, certain individual annuity contracts, and structured settlement contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.5% to 10.0%.

     OTHER LIABILITIES

     Included in Other Liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2000 and 1999, the Company's liability for guaranty fund assessments was not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of presently permitted accounting practices on the statutory surplus of the Company is not material.

     The NAIC recently completed a process intended to codify statutory accounting practices for certain insurance enterprises. As a result of this process, the NAIC issued a revised statutory Accounting Practices and Procedures Manual - version effective January 1, 2001 (the revised Manual) that will be effective for years beginning January 1, 2001. The State of Connecticut will require that, effective January 1, 2001, insurance companies domiciled in Connecticut prepare their statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by the Connecticut insurance commissioner. Other states have addressed compliance with the revised Manual in a similar manner. The Company has estimated that the impact of this change on its statutory capital and surplus will not be significant.

     PREMIUMS

     Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods.

     FEE INCOME

     Fee income includes mortality, administrative and equity protection charges, and management fees earned on the Universal Life and Deferred Annuity separate account businesses.

     OTHER REVENUES

     Other revenues include surrender, penalties and other charges.

     FEDERAL INCOME TAXES

     The provision for federal income taxes comprises two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). In June 1999, the FASB issued Statement of Financial Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" (FAS
     137), which allows entities that have not yet adopted FAS 133 to defer its effective date to all fiscal quarters of all fiscal years beginning after June 15, 2000. In June 2000, the FASB issued Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities, an amendment of FASB Statement No. 133," which amends the accounting and reporting standards of FAS 133. FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. Upon initial application of FAS 133, hedging relationships must be designated anew and documented pursuant to the provisions of this statement. The Company adopted the deferral provisions of FAS 137, effective January 1, 2000. The Company will adopt FAS 133, as amended, as of January 1, 2001.

     The Company has determined that the cumulative effect of FAS 133, as amended, will not be significant. The Company does, however, anticipate a significant and continuing increase in the complexity of the accounting and the recordkeeping requirements for hedging activities and for insurance-related contracts and may make changes to its risk management strategies. The Company does not expect that FAS 133, as amended, will have a significant impact on its results of operations, financial condition or liquidity in future periods.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


2.   INVESTMENTS

     FIXED MATURITIES

     The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                            GROSS          GROSS
       DECEMBER 31, 2000                                   AMORTIZED      UNREALIZED      UNREALIZED       FAIR
       ($ in thousands)                                       COST          GAINS          LOSSES         VALUE
       -----------------                                   ---------      ----------      ----------      -----

       AVAILABLE FOR SALE:
            Mortgage-backed securities - CMOs and
            pass-through securities                        $  219,851     $    7,369     $    1,767     $  225,453
            U.S. Treasury securities and obligations
            of U.S. Government and government agencies
            and authorities                                   112,021         12,200            286        123,935
            Obligations of states and political
            subdivisions                                       30,583          2,698            329         32,952
            Debt securities issued by foreign
            governments                                        50,624          1,149            939         50,834
            All other corporate bonds                       1,403,462         33,805         26,904      1,410,363
            All other debt securities                         442,390         10,734          7,837        445,287
            Redeemable preferred stock                          9,007            853          1,543          8,317
                                                           ----------     ----------     ----------     ----------
                Total Available For Sale                   $2,267,938     $   68,808     $   39,605     $2,297,141
                                                           ----------     ----------     ----------     ----------


                                                                            GROSS           GROSS
       DECEMBER 31, 1999                                   AMORTIZED      UNREALIZED      UNREALIZED       FAIR
       ($ in thousands)                                      COST           GAINS           LOSSES        VALUE
       -----------------                                   ---------      ----------      ----------      -----

       AVAILABLE FOR SALE:
            Mortgage-backed securities - CMOs and
            pass-through securities                        $  211,864     $    2,103     $    7,818     $  206,149
            U.S. Treasury securities and obligations
            of U.S. Government and government agencies
            and authorities                                   116,082          2,613          3,704        114,991
            Obligations of states and political
            subdivisions                                       29,801              7          3,312         26,496
            Debt securities issued by foreign
            governments                                        44,159          2,813            198         46,774
            All other corporate bonds                       1,059,552          6,592         42,458      1,023,686
            All other debt securities                         297,911          5,065         10,353        292,623
            Redeemable preferred stock                          3,654             41            466          3,229
                                                           ----------     ----------     ----------     ----------
                Total Available For Sale                   $1,763,023     $   19,234     $   68,309     $1,713,948
                                                           ----------     ----------     ----------     ----------


     Proceeds from sales of fixed maturities classified as available for sale were $844 million, $774 million and $1.1 billion in 2000, 1999 and 1998, respectively. Gross gains of $22.4 million, $24.6

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     million and $32.6 million and gross losses of $34.1 million, $22.0 million and $17.0 million in 2000, 1999 and 1998, respectively were realized on those sales.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $530.2 million and $486.2 million at December 31, 2000 and 1999, respectively.

     The amortized cost and fair value of fixed maturities available for sale at December 31, 2000, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                 AMORTIZED         FAIR
       ($ in thousands)                             COST          VALUE
                                                 ----------     ----------

       MATURITY:
          Due in one year or less                $   51,478     $   51,005
          Due after 1 year through 5 years          638,112        646,327
          Due after 5 years through 10 years        675,953        679,957
          Due after 10 years                        682,544        694,399
                                                 ----------     ----------
                                                  2,048,087      2,071,688
                                                 ----------     ----------

          Mortgage-backed securities                219,851        225,453
                                                 ----------     ----------
              Total Maturity                     $2,267,938     $2,297,141
                                                 ----------     ----------

     The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches, which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2000 and 1999, the Company held CMOs with a fair value of $189.4 million and $167.7 million, respectively. The Company's CMO holdings were 55.4% and 65.9% collateralized by GNMA, FNMA or FHLMC securities at December 31, 2000 and 1999, respectively.

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     reinvests in a short-term investment pool. See Note 10. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the collateral held, representing its obligation to return the collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2000 and 1999, the Company held collateral of $50.7 million and $38.2 million, respectively.

     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:

                                                             GROSS       GROSS
        EQUITY SECURITIES:                                UNREALIZED   UNREALIZED      FAIR
        ($ in thousands)                        COST         GAINS       LOSSES        VALUE
                                               -------      -------      -------      -------

       DECEMBER 31, 2000
          Common stocks                        $ 2,861      $    29      $   845      $ 2,045
          Non-redeemable preferred stocks       21,150          480        1,124       20,506
                                               -------      -------      -------      -------
              Total Equity Securities          $24,011      $   509      $ 1,969      $22,551
                                               -------      -------      -------      -------

       DECEMBER 31, 1999
          Common stocks                        $ 4,966      $   730      $   256      $ 5,440
          Non-redeemable preferred stocks       29,407          533        2,211       27,729
                                               -------      -------      -------      -------
              Total Equity Securities          $34,373      $ 1,263      $ 2,467      $33,169
                                               -------      -------      -------      -------

     Proceeds from sales of equity securities were $30.8 million, $5.1 million and $6.0 million in 2000, 1999 and 1998, respectively. Gross gains of $3.3 million, $1.5 million and $2.6 million and gross losses of $.3 million, $.3 million and $.8 million were realized on those sales during 2000, 1999 and 1998, respectively.

     MORTGAGE LOANS

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     At December 31, 2000 and 1999, the Company's mortgage loan portfolios consisted of the following:

            ($ in thousands)                        2000          1999
                                                --------      --------
            Current Mortgage Loans              $132,768      $151,814
            Underperforming Mortgage Loans          --           3,905
                                                --------      --------
                 Total                          $132,768      $155,719
                                                --------      --------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Aggregate annual maturities on mortgage loans at December 31, 2000 are as follows:

       ($ in thousands)

       2001                       $ 17,550
       2002                          8,990
       2003                          5,089
       2004                          8,475
       2005                          6,277
       Thereafter                   86,387
                                  --------
           Total                  $132,768
                                  ========


     CONCENTRATIONS

     Significant individual investment concentrations included $52.8 million and $63.2 million in the Tishman Speyer Joint Venture at December 31, 2000 and 1999, respectively.

     The Company participates in a short-term investment pool maintained by an affiliate. See Note 10.

     Included in fixed maturities are below investment grade assets totaling $143.8 million and $141.4 million at December 31, 2000 and 1999, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade.

     The Company's industry concentrations of investments, primarily fixed maturities, at fair value were as follows:

       ($ in thousands)               2000              1999
                                    --------          --------
       Banking                      $222,984          $152,848
       Finance                       204,994           103,385
                                    --------          --------

     The Company held investments in foreign banks in the amount of $139 million and $125 million at December 31, 2000 and 1999, respectively, which are included in the table above.

     Below investment grade assets included in the preceding table were not significant.

     Mortgage loan investments are relatively evenly disbursed throughout the United States, with no significant holdings in any one state or property type.

     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     NON-INCOME PRODUCING INVESTMENTS

     Investments included in the December 31, 2000 and 1999 balance sheets that were non-income producing were insignificant.

     RESTRUCTURED INVESTMENTS

     Mortgage loan and debt securities which were restructured at below market terms at December 31, 2000 and 1999 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

     NET INVESTMENT INCOME

       FOR THE YEAR ENDED DECEMBER 31,
       ($ in thousands)                                2000          1999          1998
                                                     --------      --------      --------

       GROSS INVESTMENT INCOME
           Fixed maturities                          $163,091      $136,039      $130,825
           Joint ventures and partnerships             34,574        22,175        22,107
           Mortgage loans                              14,776        16,126        15,969
           Other                                        4,398         4,417         3,322
                                                     --------      --------      --------
              Total Gross Investment Income           216,839       178,757       172,223
                                                     --------      --------      --------
       Investment expenses                              2,665         1,578         1,220
                                                     --------      --------      --------
       Net investment income                         $214,174      $177,179      $171,003
                                                     --------      --------      --------

     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:

       FOR THE YEAR ENDED DECEMBER 31,
       ($ in thousands)                                        2000           1999           1998
                                                             --------       --------       --------

       REALIZED
            Fixed maturities                                 $(11,742)      $  2,657       $ 15,620
            Joint ventures and partnerships                    (1,909)       (10,450)           529
            Mortgage Loans                                      3,825            602            623
            Other                                               2,430          2,218          1,721
                                                             --------       --------       --------
               Total Realized Investment Gains (Losses)      $ (7,396)      $ (4,973)      $ 18,493
                                                             --------       --------       --------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from non-owner sources in shareholder's equity were as follows:

       FOR THE YEAR ENDED DECEMBER 31,
       ($ in thousands)                                         2000            1999            1998
                                                              ---------       ---------       ---------

       UNREALIZED
          Fixed maturities                                    $  78,278       $(180,409)      $  24,336
          Other                                                   3,159         (15,285)          2,760
                                                              ---------       ---------       ---------
              Total unrealized investment gains (losses)         81,437        (195,694)         27,096
          Related taxes                                          28,503         (68,493)          9,484
                                                              ---------       ---------       ---------
          Change in unrealized investment gains (losses)         52,934        (127,201)         17,612
          Balance beginning of year                             (39,312)         87,889          70,277
                                                              ---------       ---------       ---------
              Balance End of Year                             $  13,622       $ (39,312)      $  87,889
                                                              ---------       ---------       ---------


3.   REINSURANCE

     The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Total in-force business ceded under reinsurance contracts is $17.4 billion and $12.8 billion at December 31, 2000 and 1999, including $28.9 million and $62.8 million, respectively to TIC. Total life insurance premiums ceded were $8.9 million, $6.5 million and $4.2 million in 2000, 1999 and 1998, respectively. Ceded premiums paid to TIC were immaterial for these same periods.

4.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2000 and 1999, the Company had $2.6 billion and $2.1 billion of life and annuity deposit funds and reserves, respectively. Of that total, $1.4 billion and $1.4 billion, respectively, were not subject to discretionary withdrawal based on contract terms. The remaining amounts were life and annuity products that were subject to discretionary withdrawal by the contractholders. Included in the amount that is subject to discretionary withdrawal were $.9 billion and $.5 billion of liabilities that are surrenderable with market value adjustments. The remaining $.3 billion and $.2 billion of life insurance and individual annuity liabilities are subject to discretionary withdrawals with an average surrender charge of 5.4% and 4.9%, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

5.   FEDERAL INCOME TAXES

     The net deferred tax assets at December 31, 2000 and 1999 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

       ($ in thousands)                                                      2000            1999
                                                                          ---------       ---------
       Deferred Tax Assets:
          Benefit, reinsurance and other reserves                         $ 192,772       $ 161,629
          Investments, net                                                        0          14,270
          Other                                                               2,510           2,394
                                                                          ---------       ---------
              Total                                                         195,282         178,293
                                                                          ---------       ---------

       Deferred Tax Liabilities:
          Investments, net                                                  (16,956)           --
          Deferred acquisition costs and value of insurance in force       (165,671)       (100,537)
          Other                                                              (1,359)         (1,208)
                                                                          ---------       ---------
              Total                                                        (183,986)       (101,745)
                                                                          ---------       ---------

       Net Deferred Tax Asset Before Valuation Allowance                     11,296          76,548
       Valuation Allowance for Deferred Tax Assets                                0          (2,070)
                                                                          ---------       ---------

       Net Deferred Tax Asset After Valuation Allowance                   $  11,296       $  74,478
                                                                          ---------       ---------


     TIC and its life insurance subsidiaries, including the Company, file a consolidated federal income tax return. Federal income taxes are allocated to each member on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability has been, and will be, paid currently to TIC. Any credits for losses have been, and will be, paid by TIC to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

     The elimination of the valuation allowance for deferred tax assets in 2000 resulted from an analysis of the availability of capital gains to offset capital losses. In management's opinion, there will be adequate capital gains to make realization of existing capital losses more likely than not. The reduction in the valuation allowance was recognized by reducing goodwill.

     In management's judgment, the $11.3 million net deferred tax asset as of December 31, 2000, is fully recoverable against expected future years' taxable ordinary income and capital gains. At December 31, 2000, the Company had no ordinary or capital loss carryforwards.

     The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net loss was $(66.2) million, $(23.4) million and $(3.2) million for the years ended December 31, 2000, 1999 and 1998, respectively.

     Statutory capital and surplus was $476 million and $294 million at December 31, 2000 and 1999, respectively.

     Effective January 1, 2001, the Company will prepare its statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Note 1, Summary of Significant Accounting Policies, Permitted Statutory Accounting Practices). The Company has estimated that the impact of this change on statutory capital and surplus will not be significant.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. The Company does not have surplus available to pay dividends to TIC in 2001 without prior approval of the Connecticut Insurance Department.

     In 2000, TIC contributed $250 million as additional paid-in capital to the Company.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


ACCUMULATED OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Non-Owner Sources were as follows:


                                                      NET                             ACCUMULATED
                                                      UNREALIZED       FOREIGN        OTHER CHANGES
                                                      GAIN (LOSS) ON   CURRENCY       IN EQUITY FROM
                                                      INVESTMENT       TRANSLATION    NON-OWNER
($ in thousands)                                      SECURITIES       ADJUSTMENT     SOURCES
                                                      --------------   -----------    --------------

BALANCE, JANUARY 1, 1998                               $  70,277       $    --        $  70,277
Unrealized gains on investment securities,
   Net of tax of $15,957                                  29,632            --           29,632
Less: reclassification adjustment for gains
   Included in net income, net of tax of $(6,473)        (12,020)           --          (12,020)
                                                       ---------       ---------      ---------
CURRENT PERIOD CHANGE                                     17,612            --           17,612
                                                       ---------       ---------      ---------

BALANCE, DECEMBER 31, 1998                                87,889            --           87,889
Unrealized loss on investment securities,
   Net of tax of $(70,234)                              (130,433)           --         (130,433)
Less: reclassification adjustment for losses
  Included in net income, net of tax of $1,741             3,232            --            3,232
                                                       ---------       ---------      ---------
CURRENT PERIOD CHANGE                                   (127,201)           --         (127,201)
                                                       ---------       ---------      ---------

BALANCE, DECEMBER 31, 1999                               (39,312)           --          (39,312)
Unrealized gains on investment securities,
   Net of tax of $25,914                                  48,127            --           48,127
Less: reclassification adjustment for losses
   Included in net income, net of tax of $2,589            4,807            --            4,807
                                                       ---------       ---------      ---------
CURRENT PERIOD CHANGE                                     52,934            --           52,934
                                                       ---------       ---------      ---------
BALANCE, DECEMBER 31, 2000                             $  13,622       $    --        $  13,622
                                                       =========       =========      =========


7.   BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT BENEFITS

     The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by The Travelers Insurance Group Inc. (TIGI), TIC's direct parent. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 2000, 1999 and 1998.

     401(K) SAVINGS PLAN

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2000, 1999 and 1998.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


8.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, equity swaps, options and forward contracts as a means of hedging exposure to interest rate, equity price, and foreign currency risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. These derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet.

     The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, options, and forward contracts, credit risk is limited to the amounts that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties. The Company as a writer of option contracts has no credit risk since the counterparty has no performance obligation after it has paid a cash premium.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

     The Company uses exchange-traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts which offset asset price changes resulting from changes in market interest rates until an investment is purchased or a product is sold.

     Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

     At December 31, 2000 and 1999, the Company held financial futures contracts with notional amounts of $89.9 million and $48.7 million, respectively. The deferred gains and/or losses on these contracts were not significant at December 31, 2000 and 1999. At December 31, 2000 and 1999, the Company's futures contracts had no fair value because these contracts are marked to market and settled in cash daily.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swap agreements are not exchange-traded so they are subject to the risk of default by the counterparty.

     As of December 31, 2000 and 1999, the Company held interest rate swap contracts with notional amounts of $279.0 million and $231.1 million, respectively. The fair value of these financial instruments was $2.0 million (loss position) at December 31, 2000, and was $9.5 million (loss position) at December 31, 1999. The fair values were determined using the discounted cash flow method. At December 31, 2000 and 1999, the Company held swap contracts with affiliate counterparties, included above, with a notional amount of $37.0 million and $43.7 million and a fair value of $1.8 million (loss position) and $4.7 million (loss position), respectively.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     At December 31, 2000 and 1999, the Company held equity option contracts with notional amounts of $291.5 million and $275.4 million, respectively. The fair value of these financial instruments was $6.9 million (gain position) and $32.6 million (gain position) at December 31, 2000 and 1999, respectively. The fair value of these contracts represents the estimated replacement cost as quoted by independent third party brokers.

     The off-balance sheet risks of interest rate options, equity swaps and forward contracts were not significant at December 31, 2000 and 1999.

     FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. The off-balance sheet risk of these financial instruments was not significant at December 31, 2000 and 1999.

     FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

     The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments that are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

     At December 31, 2000, investments in fixed maturities had a carrying value and a fair value of $2.3 billion compared with a carrying value and a fair value of $1.8 billion and $1.7 billion, respectively, at December 31, 1999. See Notes 1 and 2.

     At December 31, 2000, mortgage loans had a carrying value of $132.7 million and a fair value of $134.1 million and in 1999 had a carrying value of $155.7 million and a fair value of $156.0 million.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     The carrying values of short-term securities were $247.4 million and $81.1 million in 2000 and 1999, respectively, which approximated their fair values. Policy loans which are included in other invested assets had carrying values of $12.9 million and $10.2 million in 2000 and 1999, respectively, which also approximated their fair values.

     The carrying values of $101.4 million and $57.6 million of financial instruments classified as other assets approximated their fair values at December 31, 2000 and 1999, respectively. The carrying values of $173.5 million and $100.2 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2000 and 1999, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     At December 31, 2000, contractholder funds with defined maturities had a carrying value of $1,204 million and a fair value of $1,170 million, compared with a carrying value of $879 million and a fair value of $781 million at December 31, 1999. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $583 million and a fair value of $477 million at December 31, 2000, compared with a carrying value of $482 million and a fair value of $409 million at December 31, 1999. These contracts generally are valued at surrender value.

9.   COMMITMENTS AND CONTINGENCIES

     FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     See Note 8.

     LITIGATION

     In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

10.  RELATED PARTY TRANSACTIONS

     The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI, including the Company, are handled by two companies. TIC handles banking functions for the life and annuity operations of Travelers Life & Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. TIC provides various employee benefit coverages to certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     advisory and management services, data processing services and claims processing services are provided by affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2000 and 1999, the pool totaled approximately $4.4 billion and $2.6 billion, respectively. The Company's share of the pool amounted to $172.5 million and $31.4 million at December 31, 2000 and 1999, respectively, and is included in short-term securities in the balance sheet.

     In the normal course of business, management of both the Company and TIC conducts reviews of the investment portfolios of each company to properly match assets with liabilities. As a result of these reviews, the Company sold $100 million of investments to TIC at arm's length, with a related loss of $1.3 million.

     The Company's TTM Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

     The Company sold structured settlement annuities to the insurance affiliates of Travelers Property Casualty Corp. (TPC). During 1998 it was decided to use TIC as the primary issuer of structured settlement annuities and the Company as the assignment company. Policy reserves and contractholder fund liabilities associated with these structured settlements were $726 million and $766 million at December 31, 2000 and 1999, respectively.

     The Company began distributing variable annuity products through its affiliate, Salomon Smith Barney (SSB) in 1995. Premiums and deposits related to these products were $1.6 billion, $1.1 billion and $932.1 million in 2000, 1999 and 1998, respectively. In 1996, the Company began marketing various life products through SSB as well. Premiums related to such products were $59.3 million, $40.8 million and $44.5 million in 2000, 1999 and 1998, respectively.

     During 1998, the Company began distributing deferred annuity products through its affiliates Primerica Financial Services (Primerica), CitiStreet Retirement Services (formerly The Copeland Companies), a division of CitiStreet, a joint venture between Citigroup and State Street Bank, and Citibank, N.A. (Citibank). Deposits received from Primerica were $844 million, $763 million and $216 million in 2000, 1999 and 1998 respectively. Deposits from Citibank and CitiStreet Retirement Services were $131 million and $220 million, respectively for 2000, and were insignificant in 1999 and 1998.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and key employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997. Under this program, all employees meeting certain requirements are granted Citigroup stock options.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Most leasing functions for TIGI and its subsidiaries are handled by TPC. Rent expense related to these leases is shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2000, 1999 and 1998.

     At December 31, 2000 and 1999, the Company had investments in Tribeca Investments LLC, an affiliate of the Company, in the amounts of $29.4 million and $22.3 million, respectively.

     The Company also had investments in an affiliated joint venture, Tishman Speyer, in the amount of $52.8 million and $63.2 million at December 31, 2000 and 1999, respectively.

     The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2000 and 1999.

11.  RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

     The following table reconciles net income to net cash used in operating activities:

       FOR THE YEAR ENDED DECEMBER 31,                                  2000            1999            1998
       ($ in thousands)                                                 ----            ----            ----

       Net Income From Continuing Operations                         $  90,905       $  52,606       $  57,485
          Adjustments to reconcile net income to cash used in
          operating activities:
              Realized (gains) losses                                    7,396           4,973         (18,493)
              Deferred federal income taxes                             36,748           6,410          11,783
              Amortization of deferred policy acquisition costs         68,254          38,902          15,956
              Additions to deferred policy acquisition costs          (297,733)       (211,182)       (120,278)
              Investment income accrued                                (27,812)        (27,072)         (3,821)
              Premium balances                                            (332)           (466)         (6,786)
              Insurance reserves                                       (18,487)        (16,431)         (8,431)
              Other                                                       (343)        (36,058)         (2,806)
                                                                     ---------       ---------       ---------
              Net cash used in operations                            $(141,404)      $(188,318)      $ (75,391)
                                                                     ---------       ---------       ---------


12.  NON-CASH INVESTING AND FINANCING ACTIVITIES

     There were no significant non-cash investing and financing activities for 2000, 1999 and 1998.

                                     VINTAGE

                       STATEMENT OF ADDITIONAL INFORMATION

                        FUND BD II FOR VARIABLE ANNUITIES



                      Individual Variable Annuity Contract
                                    issued by



                     The Travelers Life and Annuity Company
                                One Tower Square
                           Hartford, Connecticut 06183




L-12540S                                                               May 2001

                                     PART C

                                Other Information

Item 24.  Financial Statements and Exhibits

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

              Statement of Assets and Liabilities as of December 31, 2000 Statement of Operations for the year ended December 31, 2000 Statement of Changes in Net Assets for the years ended December
                  31, 2000 and 1999
              Statement of Investments as of December 31, 2000
              Notes to Financial Statements

        The financial statements of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

              Statements of Income for the years ended December 31, 2000, 1999 and 1998
              Balance Sheets as of December 31, 2000 and 1999
              Statements of Changes in Retained Earnings and Accumulated Other
                  Changes in Equity from Non-Owner Sources for the years ended December 31, 2000, 1999 and 1998
              Statements of Cash Flows for the years ended December 31, 2000,
                  1999 and 1998
              Notes to Financial Statements


(b)      Exhibits

1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

2.       Not Applicable.

3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 4 the Registration Statement on Form N-4, File No. 333-27689 filed April 6, 2001.)

4. Variable Annuity Contracts. (Incorporated herein by reference to Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

5. Form of Applications. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed September 8, 1995.)

6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

6(b). By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

7.       None.

8. Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-96521 filed May 24, 2000.)

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 29, 1997.)

10.      Consent of KPMG LLP, Independent Certified Public Accountants.

11.      None.
12.      None.

13. Schedule for computation of each performance quotation - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit No. 13 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed April 29, 1997.)

15. Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, filed April 18, 2000.

         Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan filed herewith.


Item 25.  Directors and Officers of the Depositor

Name and Principal                                 Positions and Offices
Business Address                                   with Insurance Company
----------------                                   ----------------------
George C. Kokulis*                                 Director, President and Chief Executive Officer
Glenn D. Lammey*                                   Director, Executive Vice President, Chief Financial Officer, Chief
                                                     Accounting Officer and Controller
Mary Jean Thornton*                                Executive Vice President and Chief Information Officer
Stuart Baritz***                                   Senior Vice President
William H. Heyman**                                Senior Vice President
William R. Hogan*                                  Director, Senior Vice President
Marla Berman Lewitus*                              Director, Senior Vice President and General Counsel
Brendan Lynch*                                     Senior Vice President
Warren H. May*                                     Senior Vice President
Kathleen Preston*                                  Senior Vice President
Robert J. Price**                                  Senior Vice President
David A. Tyson*                                    Senior Vice President
F. Denney Voss**                                   Senior Vice President

David A. Golino*                                   Vice President
Donald R. Munson, Jr.*                             Vice President
Tim W. Still*                                      Vice President
Anthony Cocolla*                                   Second Vice President
Linn K. Richardson*                                Second Vice President and Actuary
Paul Weissman*                                     Second Vice President and Actuary
Ernest J. Wright*                                  Vice President and Secretary
Kathleen A. McGah*                                 Assistant Secretary and
                                                     Deputy General Counsel


Principal Business Address:
*      The Travelers Life and Annuity Company         **    Citigroup Inc.
       One Tower Square                                     399 Park Avenue
       Hartford, CT  06183                                  New York, N.Y. 10048

***    Travelers Portfolio Group
       1345 Avenue of the Americas
       New York, NY 10105



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No.4 to the Registration Statement on Form N-4, File No. 333-27689, filed April 6, 2001.


Item 27.  Number of Contract Owners

As of February 28, 2001, 17,088 contract owners held qualified and non-qualified contracts offered by the Registrant.


Item 28.  Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.


Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriter

(a)          Travelers Distribution LLC
             One Tower Square
             Hartford, CT 06183

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities,The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account.

(b) The information required by this Item 29 with respect to each director and officer of Travelers Distribution LLC is incorporated by reference to Schedule A of Form BD filed by Travelers Distribution LLC pursuant to the Securities and Exchange Act of 1934 (File No. 8-50244).

(c)      Not Applicable


Item 30.  Location of Accounts and Records

(1)      The Travelers Life and Annuity Company
         One Tower Square
         Hartford, Connecticut  06183


Item 31.  Management Services

Not applicable.


Item 32.  Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has duly caused this post-effective amendment to this registration statement to be signed on its behalf, in the City of Hartford, State of Connecticut, on this 19th day of April 2001.


                          THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                                                (Registrant)


                          THE TRAVELERS LIFE AND ANNUITY COMPANY
                                                (Depositor)




                                   By: * GLENN D. LAMMEY
                                       -----------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer and Controller


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 19th day of April 2001.


* GEORGE C. KOKULIS                       Director, President and Chief Executive Officer
----------------------                    (Principal Executive Officer)
  (George C. Kokulis)


* GLENN D. LAMMEY                         Director, Chief Financial Officer,
----------------------                    Chief Accounting Officer and Controller
  (Glenn D. Lammey)                       (Principal Financial Officer)


* MARLA BERMAN LEWITUS                    Director
----------------------
  (Marla Berman Lewitus)


* WILLIAM R. HOGAN                        Director
----------------------
  (William R. Hogan)



* By:    /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.           Description                                                   Method of Filing
---           -----------                                                   ----------------
10.           Consent of KPMG LLP, Independent Certified                    Electronically
              Public Accountants.

15.           Power of Attorney authorizing Ernest J. Wright and            Electronically
              Kathleen A. McGah as signatory for Glenn D. Lammey,
              Marla Berman Lewitus and William R. Hogan.